UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Extended Market Index Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
        Extended Market Index Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 12/31/03

Item 1 - Report to Shareholders

Master Extended Market Index Series                             December 31,2003
Schedule of Investments

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
     Aerospace--0.5%               Aerosonic Corporation+                                            200          $           1,754
                                   Armor Holdings, Inc.+                                           1,400                     36,834
                                   Aviation General, Incorporated+                                 1,200                          0
                                   DRS Technologies, Inc.+                                         1,181                     32,808
                                   EDO Corporation                                                 1,200                     29,580
                                   ESCO Technologies Inc.+                                           900                     39,285
                                   Engineered Support Systems, Inc.                                2,080                    114,525
                                   Esterline Technologies Corporation+                               400                     10,668
                                   GenCorp Inc.                                                    2,100                     22,617
                                   HEICO Corporation                                                 100                      1,820
                                   HEICO Corporation (Class A)                                     1,620                     22,810
                                   KVH Industries, Inc.+                                           1,400                     38,458
                                   Kaman Corp. (Class A)                                           1,100                     14,003
                                   L-3 Communications Holdings, Inc.+                              4,400                    225,984
                                   Metrologic Instruments, Inc.+                                   1,900                     51,300
                                   SPACEHAB, Incorporated+                                           500                        765
                                   SatCon Technology Corporation+                                    700                      1,435
                                   Teledyne Technologies Incorporated+                             1,500                     28,275
                                   TransTechnology Corporation+                                      300                      1,995
                                   Trimble Navigation Limited+                                     1,800                     67,032
                                   Veeco Instruments Inc.+                                         2,600                     73,320
                                                                                                                  -----------------
                                                                                                                            815,268

   Air Transport--0.4%             AAR Corp.+                                                      1,500                     22,425
                                   ABX Air, Inc.+                                                  2,000                      8,600
                                   AMR Corporation+                                                9,000                    116,550
                                   ATA Holdings Corp.+                                             1,500                     14,475
                                   AirTran Holdings, Inc.+                                         2,400                     28,560
                                   Alaska Air Group, Inc.+                                         1,100                     30,019
                                   America West Holdings Corporation (Class B)+                    1,600                     19,840
                                   Atlantic Coast Airlines Holdings, Inc.+                         1,600                     15,840
                                   Atlas Air, Inc.+                                                2,800                      1,120
                                   Aviall, Inc.+                                                     700                     10,857
                                   Continental Airlines, Inc. (Class B)+                           2,400                     39,048
                                   EGL, Inc.+                                                      1,900                     33,364
                                   ExpressJet Holdings, Inc.+                                      1,600                     24,000
                                   Frontier Airlines, Inc.+                                        1,800                     25,668
                                   Great Lakes Aviation, Ltd.+                                       700                        112
                                   Hawaiian Holdings, Inc.+                                        3,802                     11,368
                                   JetBlue Airways Corporation+                                    4,950                    131,274
                                   LMI Aerospace, Inc.+                                              900                      1,800
                                   MAIR Holdings, Inc.+                                              700                      5,096
                                   Mesa Air Group, Inc.+                                           3,900                     48,828
                                   Midwest Express Holdings+                                         800                      3,368
                                   Northwest Airlines Corporation+                                 6,700                     84,554
                                   Petroleum Helicopters, Inc. (Non-voting)+                         700                     17,339
                                   SkyWest, Inc.                                                   2,300                     41,676
                                   Vanguard Airlines, Inc.+                                          200                          0
                                                                                                                  -----------------
                                                                                                                            735,781

      Apparel--1.0%                Aeropostale, Inc.+                                              1,100                     30,162
                                   Ashworth, Inc.+                                                 3,500                     28,245
                                   bebe stores, inc.+                                              2,400                     62,376
                                   Brown Shoe Company, Inc.                                        1,200                     45,516
                                   The Buckle, Inc.                                                  700                     15,505
                                   Burke Mills, Inc.+                                              1,400                      1,470
                                   Cache, Inc.+                                                    1,600                     33,328
                                   Coach, Inc.+                                                    8,600                    324,650
                                   Columbia Sportswear Company+                                    2,800                    152,600
                                   DHB Capital Group Inc.+                                           600                      4,200
                                   Deckers Outdoor Corporation+                                      800                     16,400
                                   Escalade, Incorporated+                                           300                     10,197
                                   Fab Industries, Inc.+                                             200                      1,050
                                   GSI Commerce, Inc.+                                             1,800                     17,570
                                   Guess?, Inc.+                                                   1,000                     12,070
                                   Haggar Corp.                                                      300                      5,853
                                   Hampshire Group, Limited+                                         200                      6,274
                                   Hartmarx Corporation+                                           5,000                     20,850
                                   JPS Industries Inc.+                                              400                      1,012
                                   J. Jill Group Inc.+                                             1,300                     16,523
                                   Jos. A. Bank Clothiers, Inc.+                                   1,000                     34,690
                                   Kellwood Co.                                                    1,200                     49,200
                                   Kenneth Cole Productions, Inc. (Class A)                        1,100                     32,340
                                   K-Swiss Inc. (Class A)                                          1,800                     43,308
                                   LaCrosse Footwear, Inc.+                                          500                      3,935
                                   Magic Lantern Group, Inc.+                                      1,000                        990
                                   Marisa Christina, Incorporated+                                   900                      1,440
                                   Mossimo, Inc.+                                                    800                      3,464
                                   Mothers Work, Inc.+                                               300                      7,320


Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
          Apparel                  OshKosh B'Gosh, Inc. (Class A)                                    600          $          12,876
        (concluded)                Oxford Industries, Inc.                                         1,800                     60,984
                                   Perry Ellis International, Inc.+                                1,300                     33,514
                                   Phillips-Van Heusen Corporation                                 1,500                     26,610
                                   Phoenix Footwear Group, Inc.+                                   1,000                      7,490
                                   Polo Ralph Lauren Corporation                                   1,700                     48,960
                                   Quaker Fabric Corporation                                       1,400                     13,300
                                   Quiksilver, Inc.+                                               3,000                     53,190
                                   Russell Corporation                                             3,900                     68,484
                                   Skechers U.S.A., Inc. (Class A)+                                1,100                      8,965
                                   Stage Stores, Inc.+                                             2,200                     61,380
                                   Steve Madden, Ltd.+                                               600                     12,240
                                   The Stride Rite Corporation                                     1,900                     21,622
                                   Superior Uniform Group, Inc.                                    1,500                     24,675
                                   Tandy Brands Accessories, Inc.                                    200                      2,900
                                   The Timberland Company (Class A)+                               1,700                     88,519
                                   Tropical Sportswear Int'l Corporation+                          3,300                      7,194
                                   Unifi, Inc.+                                                    3,200                     20,640
                                   Vans, Inc.+                                                       900                     10,269
                                   Warnaco Group, Inc.+                                            4,500                     71,775
                                   Weyco Group, Inc.                                                 150                      5,047
                                   Wolverine World Wide, Inc.                                      2,400                     48,912
                                                                                                                  -----------------
                                                                                                                          1,692,084

        Banks--6.5%                Abington Bancorp, Inc.                                            800                     30,872
                                   Alabama National BanCorporation                                   200                     10,510
                                   Allegiant Bancorp, Inc.                                           700                     19,635
                                   Ameriana Bancorp                                                  200                      2,900
                                   American National Bankshares Inc.                                 300                      7,944
                                   Arrow Financial Corporation                                       420                     11,663
                                   Associated Banc-Corp.                                           4,850                    206,852
                                   BCSB Bankcorp, Inc.                                             1,200                     22,260
                                   BSB Bancorp, Inc.                                               1,400                     55,300
                                   The Banc Corporation                                            4,700                     39,950
                                   BancFirst Corporation                                             400                     23,481
                                   BancorpSouth, Inc.                                              3,600                     85,392
                                   Bank Mutual Corporation                                         1,100                     12,529
                                   Bank of Granite Corp.                                             525                     11,434
                                   Bank of Hawaii Corporation                                      2,900                    122,380
                                   BankAtlantic Bancorp, Inc. (Class A)                            2,600                     49,400
                                   Banknorth Group, Inc.                                           9,914                    322,502
                                   Bar Harbor Bankshares                                             200                      5,400
                                   Berkshire Bancorp Inc.                                            100                      5,000
                                   Boston Private Financial Holdings, Inc.                         2,400                     59,616
                                   BostonFed Bancorp, Inc.                                         1,100                     38,390
                                   Brookline Bancorp, Inc.                                         5,599                     85,889
                                   Bryn Mawr Bank Corporation                                        400                      9,796
                                   CB Bancshares, Inc.                                               350                     21,910
                                   CCBT Financial Companies Inc.                                     300                     10,485
                                   CFS Bancorp, Inc.                                                 600                      8,904
                                   Camden National Corporation                                       300                      9,108
                                   Capital Bank Corporation                                        1,100                     16,995
                                   Capital City Bank Group, Inc.                                     500                     22,995
                                   Capitol Bancorp Ltd.                                              420                     11,934
                                   Capitol Federal Financial                                       3,140                    113,228
                                   Carrollton Bancorp                                                210                      3,738
                                   Cavalry Bancorp, Inc.                                             300                      5,271
                                   Center Bancorp, Inc.                                              400                      7,864
                                   Central Coast Bancorp+                                            457                      8,290
                                   Century Bancorp, Inc. (Class A)                                   200                      7,092
                                   Chemical Financial Corporation                                    560                     20,378
                                   Chittenden Corporation                                          1,787                     60,115
                                   Citizens Banking Corporation                                    3,400                    111,248
                                   Citizens South Banking Corporation                                428                      5,971
                                   City Holding Company                                              700                     24,500
                                   City National Corporation                                       3,100                    192,572
                                   CityBank                                                          300                      9,750
                                   CoBiz Inc.                                                        500                      9,210
                                   The Colonial BancGroup, Inc.                                    4,400                     76,208
                                   Columbia Bancorp                                                  300                      9,585
                                   Columbia Banking System, Inc.                                     600                     12,996
                                   Comm Bancorp, Inc.                                                100                      3,672
                                   Commerce Bancorp, Inc.                                          4,700                    247,596
                                   Commerce Bancshares, Inc.                                       3,577                    175,344
                                   Commercial Bankshares, Inc.                                       125                      4,195
                                   Commercial National Financial Corporation                         100                      2,621
                                   Community Bank System, Inc.                                       500                     24,500
                                   Community Banks, Inc.                                             388                     15,252
                                   Community First Bankshares, Inc.                                3,000                     86,820

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
           Banks                   Compass Bancshares, Inc.                                        7,700          $         302,687
        (continued)                Connecticut Bancshares, Inc.                                    1,200                     61,848
                                   Corus Bankshares, Inc.                                          1,200                     37,872
                                   CoVest Bancshares, Inc.                                         1,100                     30,140
                                   Cullen/Frost Bankers, Inc.                                      2,600                    105,482
                                   Doral Financial Corporation                                     7,050                    227,574
                                   EFC Bancorp, Inc.                                                 900                     21,510
                                   East West Bancorp, Inc.                                         2,100                    112,728
                                   Exchange National Bancshares, Inc.                                150                      5,422
                                   FFLC Bancorp, Inc.                                                150                      4,313
                                   FLAG Financial Corporation                                        400                      5,160
                                   F.N.B. Corporation                                              3,269                    115,886
                                   FNB Corporation (North Carolina)                                  300                      6,354
                                   FNB Corporation (Virigina)                                        300                      8,910
                                   FNB Financial Services Corporation                              1,125                     22,444
                                   Farmers Capital Bank Corporation                                  300                     10,200
                                   Fidelity Federal Bancorp+                                       1,200                      1,908
                                   Financial Institutions, Inc.                                      100                      2,823
                                   First Bancorp                                                     400                     12,564
                                   First Bancorp of Puerto Rico                                    1,950                     77,122
                                   First Busey Corporation                                           500                     13,500
                                   First Cash Financial Services, Inc.+                            1,800                     46,154
                                   First Charter Corporation                                         500                      9,775
                                   First Citizens BancShares, Inc. (Class A)                         500                     60,765
                                   First Commonwealth Financial Corporation                        1,400                     19,964
                                   First Essex Bancorp, Inc.                                       1,000                     58,140
                                   First Federal Bancorp, Inc.                                       400                      3,580
                                   First Federal Bancshares of Arkansas, Inc.                        600                     24,600
                                   First Federal Capital Corp.                                     1,000                     22,520
                                   First Federal Financial Corporation of Kentucky                   170                      4,276
                                   First Financial Bancorp                                         1,710                     27,275
                                   First Financial Bankshares, Inc.                                  350                     14,595
                                   The First of Long Island Corporation                              200                      8,598
                                   First M&F Corporation                                             200                      7,580
                                   First Merchants Corporation                                       115                      2,935
                                   First Midwest Bancorp, Inc.                                     2,175                     70,492
                                   First Mutual Bancshares, Inc.                                   1,100                     26,950
                                   First Niagara Financial Group, Inc.                             6,332                     94,410
                                   First Oak Brook Bancshares, Inc.                                  450                     13,505
                                   First Republic Bank                                               700                     25,060
                                   First South Bancorp, Inc.                                         200                      7,300
                                   First State Bancorporation                                        400                     13,900
                                   FirstBank NW Corp.                                                542                     16,450
                                   FirstMerit Corporation                                          3,900                    105,183
                                   Franklin Financial Corporation                                    400                     12,288
                                   Frontier Financial Corporation                                    300                      9,948
                                   Fulton Financial Corporation                                    5,323                    116,627
                                   German American Bancorp                                           561                      9,817
                                   Gold Banc Corporation                                           1,500                     21,090
                                   Great Southern Bancorp, Inc.                                      300                     13,911
                                   Greater Bay Bancorp                                             4,174                    118,875
                                   Greater Community Bancorp                                         225                      3,818
                                   Hancock Holding Company                                           400                     21,828
                                   Harbor Florida Bancshares, Inc.                                 1,200                     35,652
                                   Harleysville National Corporation                               1,168                     35,157
                                   Hibernia Corporation (Class A)                                 10,000                    235,100
                                   Hudson City Bancorp, Inc.                                       9,800                    374,164
                                   Hudson United Bancorp                                           3,540                    130,803
                                   Independent Bank Corp. (Massachusetts)                            800                     23,056
                                   Integra Bank Corporation                                          800                     17,582
                                   Interchange Financial Services Corporation                        650                     16,445
                                   Internet Capital Group, Inc.+                                  11,500                      3,910
                                   Irwin Financial Corporation                                     1,200                     37,680
                                   LSB Bancshares, Inc.                                              400                      6,960
                                   Lakeland Financial Corporation                                    200                      7,064
                                   M&T Bank Corporation                                            6,800                    668,440
                                   MASSBANK Corp.                                                    250                     10,650
                                   Main Street Banks, Inc.                                           600                     15,900
                                   MainSource Financial Group, Inc.                                  231                      7,085
                                   Mercantile Bankshares Corporation                               5,157                    235,056
                                   Merchants Bancshares, Inc.                                        350                     10,693
                                   Mid-State Bancshares                                            1,100                     27,984
                                   Midwest Banc Holdings, Inc.                                       800                     17,800
                                   NBT Bancorp Inc.                                                1,360                     29,158
                                   NSD Bancorp, Inc.                                                 115                      2,933
                                   Nara Bancorp, Inc.                                              1,900                     51,870
                                   National Commerce Financial Corporation                         9,600                    261,888
                                   National Penn Bancshares, Inc.                                    330                     10,600
                                   Net.B@nk, Inc.                                                  2,300                     30,705

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
           Banks                   North Valley Bancorp                                            1,500          $          22,892
        (continued)                Northern States Financial Corporation                             100                      2,890
                                   Norwood Financial Corp.                                           150                      3,882
                                   OceanFirst Financial Corp.                                        700                     19,012
                                   Ohio Valley Banc Corp.                                            700                     18,550
                                   Old National Bancorp                                            3,168                     72,389
                                   Old Second Bancorp, Inc.                                          200                      9,900
                                   Omega Financial Corporation                                       400                     15,396
                                   Oriental Financial Group Inc.                                     908                     23,323
                                   PFF Bancorp, Inc.                                                 840                     30,475
                                   Pacific Crest Capital, Inc.                                     1,600                     41,360
                                   Pacific Union Bank                                                500                     12,765
                                   Pamrapo Bancorp, Inc.                                           1,000                     25,350
                                   Park National Corporation                                         600                     67,890
                                   Parkvale Financial Corporation                                    300                      8,055
                                   Patriot Bank Corp.                                                320                      9,155
                                   Peapack-Gladstone Financial Corporation                           330                     10,230
                                   PennFed Financial Services, Inc.                                  300                     10,050
                                   Peoples Bancorp Inc.                                              495                     14,607
                                   Peoples Bancorp Inc. (Indiana)                                    200                      4,800
                                   Peoples Bancorp of North Carolina                                 200                      3,772
                                   The Peoples BancTrust Company, Inc.                             1,120                     17,819
                                   People's Bank                                                   2,700                     88,020
                                   Peoples Financial Corporation                                   1,200                     19,320
                                   Popular, Inc.                                                   7,700                    346,038
                                   PrivateBancorp, Inc.                                              300                     13,656
                                   Prosperity Bancshares, Inc.                                       400                      9,008
                                   Provident Bancorp, Inc.                                           400                     18,800
                                   Provident Bancshares Corporation                                1,525                     44,896
                                   Provident Financial Group, Inc.                                 2,200                     70,290
                                   Quaker City Bancorp, Inc.                                         250                     11,638
                                   Republic Bancorp Inc.                                           2,528                     34,103
                                   Republic Bancorp, Inc. (Class A)                                1,500                     29,310
                                   Republic Bancshares, Inc.                                         600                     18,882
                                   Resource Bankshares Corporation                                   300                      9,459
                                   Riggs National Corporation                                      1,400                     23,142
                                   Royal Bancshares of Pennsylvania, Inc. (Class A)                  514                     13,107
                                   S1 Corporation+                                                 7,000                     56,350
                                   S&T Bancorp, Inc.                                                 800                     23,920
                                   S.Y. Bancorp, Inc.                                                200                      4,112
                                   Sandy Spring Bancorp, Inc.                                        150                      5,610
                                   The Savannah Bancorp, Inc.                                        121                      3,509
                                   Seacoast Banking Corporation of Florida                           770                     13,367
                                   Second Bancorp, Incorporated                                      400                     10,560
                                   Silicon Valley Bancshares+                                      3,000                    108,210
                                   Simmons First National Corporation (Class A)                      400                     11,160
                                   Sky Financial Group, Inc.                                       3,500                     90,790
                                   The South Financial Group, Inc.                                 3,900                    108,654
                                   Southwest Bancorp, Inc.                                           400                      7,152
                                   Southwest Bancorporation of Texas, Inc.                         2,700                    104,895
                                   Southwest Georgia Financial Corporation                           110                      2,503
                                   State Bancorp, Inc.                                               418                     10,141
                                   Sterling Bancshares, Inc.                                       3,950                     52,654
                                   Sterling Financial Corporation                                    500                     17,115
                                   Suffolk Bancorp                                                   500                     17,265
                                   Summit Bancshares, Inc.                                           300                      8,358
                                   Sun Bancorp, Inc.                                                 300                      5,688
                                   Sun Bancorp, Inc. (New Jersey)+                                   570                     15,048
                                   Susquehanna Bancshares, Inc.                                    1,600                     40,016
                                   TCF Financial Corporation                                       4,500                    231,075
                                   Texas Regional Bancshares, Inc. (Class A)                       1,650                     61,050
                                   Tompkins Trustco, Inc.                                            440                     20,262
                                   TriCo Bancshares                                                  300                      9,468
                                   Troy Financial Corporation                                        100                      3,500
                                   The Trust Company of New Jersey                                   900                     35,712
                                   TrustCo Bank Corp NY                                            1,860                     24,459
                                   Trustmark Corporation                                           3,000                     87,810
                                   U.S.B. Holding Co., Inc.                                          798                     15,473
                                   UCBH Holdings, Inc.                                             3,500                    136,395
                                   UMB Financial Corporation                                         710                     33,753
                                   Umpqua Holdings Corporation                                     3,211                     66,757
                                   Union Bankshares Corporation                                      400                     12,200
                                   UnionBanCal Corporation                                         8,900                    512,106
                                   United Bancorp, Inc.                                              254                      4,470
                                   United Bankshares, Inc.                                         3,200                     99,840
                                   United Community Financial Corp.                                1,400                     15,974
                                   United National Bancorp                                         1,400                     50,022
                                   Unizan Financial Corp.                                            832                     16,848
                                   Vail Banks, Inc.                                                1,200                     14,328

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
           Banks                   Valley National Bancorp                                         4,522          $         132,042
        (concluded)                Virginia Commerce Bancorp, Inc.+                                  400                     12,812
                                   WSFS Financial Corporation                                      1,000                     44,850
                                   Warwick Community Bancorp, Inc.                                   200                      6,880
                                   Washington Trust Bancorp, Inc.                                    500                     13,100
                                   WesBanco, Inc.                                                  1,000                     27,690
                                   Westamerica Bancorporation                                      2,100                    104,370
                                   Westcorp                                                        2,921                    106,763
                                   Whitney Holding Corporation                                     2,750                    112,723
                                   Wilmington Trust Corporation                                    3,000                    108,000
                                   Wintrust Financial Corporation                                  1,850                     83,435
                                   Yardville National Bancorp                                        500                     12,870
                                                                                                                  -----------------
                                                                                                                         11,210,778

     Business Machines--2.6%       3Com Corporation+                                              24,200                    197,714
                                   3D Systems Corporation+                                           600                      6,090
                                   AVICI SYS INC.+                                                 1,650                     13,117
                                   ActivCard Corp.+                                                5,100                     40,188
                                   Adaptec, Inc.+                                                  5,100                     45,033
                                   Advanced Digital Information Corporation+                       3,600                     50,400
                                   American Software, Inc. (Class A)                               3,400                     24,340
                                   Analogic Corporation                                            1,500                     61,500
                                   Applied Films Corporation+                                        400                     13,208
                                   Arbitron Inc.+                                                  1,400                     58,408
                                   Artesyn Technologies, Inc.+                                     3,100                     26,412
                                   Ascential Software Corporation+                                 3,350                     86,865
                                   Avocent Corporation+                                            2,700                     98,604
                                   BEA Systems, Inc.+                                             20,700                    254,610
                                   Black Box Corporation                                           1,500                     69,105
                                   Borland Software Corporation+                                   4,000                     38,920
                                   Brooktrout Inc.+                                                2,500                     31,450
                                   California First National Bancorp                                 600                      8,580
                                   Communication Intelligence Corporation+                           700                        255
                                   Computer Horizons Corp.+                                        1,200                      4,716
                                   Concerto Software, Inc.+                                        2,500                     29,950
                                   Concurrent Computer Corporation+                                3,000                     13,110
                                   Convera Corporation+                                            1,400                      4,774
                                   Cosine Communications, Inc.+                                      410                      3,026
                                   Cray, Inc.+                                                     3,100                     30,783
                                   Crossroads Systems, Inc.+                                       1,100                      3,058
                                   Diebold, Incorporated                                           3,400                    183,158
                                   Digital Lightwave, Inc.+                                        3,600                      2,916
                                   EMC Corporation+                                                7,830                    101,164
                                   Enterasys Networks, Inc.+                                       7,100                     26,625
                                   Exabyte Corporation+                                              300                        363
                                   Exchange Application, Inc.+                                        13                          0
                                   Extended Systems Incorporated+                                    100                        434
                                   Fair, Isaac and Company, Incorporated                           2,301                    113,117
                                   Flow International Corporation+                                   800                      2,400
                                   Foundry Networks, Inc.+                                         6,200                    169,632
                                   Gadzoox Networks, Inc.+                                           500                          0
                                   General Binding Corporation+                                      500                      9,000
                                   General Magic, Inc.+                                               35                          0
                                   Hanger Orthopedic Group, Inc.+                                  1,000                     15,570
                                   Hypercom Corporation+                                           2,100                      9,996
                                   IKON Office Solutions, Inc.                                     7,400                     87,764
                                   Imagistics International Inc.+                                    900                     33,750
                                   Immersion Corporation+                                            200                      1,190
                                   Input/Output, Inc.+                                             2,500                     11,275
                                   Integrated Device Technology, Inc.+                             4,000                     68,680
                                   Intergraph Corp.+                                               3,616                     86,495
                                   Interland, Inc.+                                                3,250                     21,223
                                   InterVoice-Brite, Inc.+                                         1,600                     18,992
                                   InVision Technologies, Inc.+                                    2,100                     70,497
                                   Iomega Corporation                                              2,060                     12,319
                                   Island Pacific, Inc.+                                           6,800                     12,512
                                   Juniper Networks, Inc.+                                        19,800                    369,864
                                   LTX Corporation+                                                1,900                     28,557
                                   Lantronix, Inc.+                                                2,100                      2,436
                                   Latitude Communications, Inc.+                                    100                        393
                                   MIPS Technologies, Inc.+                                        2,000                     10,890
                                   MSC.Software Corp.+                                             1,300                     12,285
                                   MTI Technology Corporation+                                       200                        472
                                   Maxtor Corporation+                                            12,412                    137,773
                                   McDATA Corporation (Class A)+                                   5,000                     47,650
                                   Media 100 Inc.+                                                   200                        104
                                   Microchip Technology Inc.                                       9,709                    323,892
                                   Micromuse, Inc.+                                                3,700                     25,530
                                   Micros Systems, Inc.+                                           1,500                     65,040

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
     Business Machines             Mobility Electronics, Inc.+                                     3,300          $          29,505
        (concluded)                Network Engines, Inc.+                                          4,000                     17,440
                                   PTEK Holdings, Inc.+                                            5,700                     50,217
                                   PalmOne, Inc.+                                                  3,013                     35,403
                                   Procom Technology, Inc.+                                          100                         33
                                   Pure World, Inc.+                                               1,300                      3,263
                                   Rainbow Technologies, Inc.+                                       600                      6,756
                                   Read-Rite Corporation+                                            960                          5
                                   Roxio, Inc.+                                                    1,300                      6,227
                                   SanDisk Corporation+                                            3,900                    238,446
                                   ScanSource, Inc.+                                                 600                     27,372
                                   Scientific Technologies Incorporated+                             300                      1,396
                                   Sigma Designs, Inc.+                                            2,300                     17,319
                                   Silicon Graphics, Inc.+                                         8,000                     10,960
                                   Sorrento Networks Corporation+                                     30                         89
                                   Storage Technology Corporation+                                 4,500                    115,875
                                   Sybase, Inc.+                                                   4,155                     85,510
                                   Tech Data Corporation+                                          3,800                    150,822
                                   The Titan Corporation+                                          3,100                     67,611
                                   Total System Services, Inc.                                     9,500                    295,735
                                   Trans-Industries, Inc.+                                           100                        270
                                   Ultimate Electronics, Inc.+                                     2,000                     15,260
                                   Visual Networks, Inc.+                                          1,300                      2,873
                                   Vitria Technology, Inc.+                                          175                      1,243
                                   White Electronic Designs Corporation+                           3,100                     27,280
                                                                                                                  -----------------
                                                                                                                          4,505,084

     Business Services--10.0%      @Road, Inc.+                                                    1,400                     18,620
                                   24/7 Media, Inc.+                                              12,700                     16,764
                                   The 3DO Company+                                                  712                         18
                                   4Kids Entertainment, Inc.+                                        600                     15,612
                                   ABM Industries, Inc.                                            2,600                     45,266
                                   ADVO Systems, Inc.                                              1,500                     47,640
                                   AMN Healthcare Services, Inc.+                                  1,220                     20,935
                                   ANSYS, Inc.+                                                    1,400                     55,580
                                   ARAMARK Corporation (Class B)                                   3,800                    104,196
                                   Accrue Software, Inc.+                                            300                          0
                                   Actuate Corporation+                                            7,100                     22,081
                                   Adept Technology, Inc.+                                           200                        284
                                   Administaff, Inc.+                                              1,800                     31,284
                                   Advent Software, Inc.+                                          2,500                     43,575
                                   The Advisory Board Company+                                     1,300                     45,383
                                   Aether Systems, Inc.+                                           2,100                      9,975
                                   Affiliated Computer Services, Inc. (Class A)+                   6,400                    348,544
                                   Affymetrix, Inc.+                                               2,300                     56,603
                                   Agile Software Corporation+                                     2,400                     23,760
                                   Akamai Technologies, Inc.+                                      8,000                     86,000
                                   Aksys, Ltd.+                                                    1,300                     11,479
                                   Alliance Data Systems Corporation+                                700                     19,376
                                   The Allied Defense Group, Inc.+                                 1,000                     23,910
                                   Altiris, Inc.+                                                  1,800                     65,664
                                   Ambassadors International, Inc.                                   400                      5,000
                                   American Independence Corporation+                                 48                        567
                                   American Management Systems, Incorporated+                      2,000                     30,140
                                   American Online Latin America, Inc. (Class A)+                 15,500                     22,010
                                   American Superconductor Corporation+                            1,100                     15,246
                                   Analysts International Corporation+                               200                        674
                                   Ansoft Corporation+                                               500                      6,415
                                   AnswerThink Consulting Group, Inc.+                             2,400                     13,320
                                   Anteon International Corporation+                               1,000                     36,050
                                   Applied Molecular Evolution+                                    1,100                     19,580
                                   AppliedTheory Corporation+                                        200                          0
                                   aQuantive, Inc.+                                                5,100                     52,275
                                   Arena Pharmaceuticals, Inc.+                                    1,400                      8,680
                                   Ariba, Inc.+                                                   10,400                     31,200
                                   Art Technology Group, Inc.+                                     8,300                     12,699
                                   Artemis International Solutions Corporation+                       12                         18
                                   Ask Jeeves, Inc.+                                               1,500                     27,180
                                   Aspen Technology, Inc.+                                         5,400                     55,404
                                   Atari, Inc.+                                                    8,600                     36,120
                                   Authentidate Holding Corp.+                                     2,900                     34,510
                                   BARRA, Inc.                                                     1,750                     62,107
                                   The BISYS Group, Inc.+                                          4,700                     69,936
                                   BSQUARE Corporation+                                            4,600                      6,578
                                   Barrett Business Services, Inc.+                                  400                      5,004
                                   BearingPoint, Inc.+                                             7,700                     77,693
                                   Bestway, Inc.+                                                    300                      3,900
                                   BindView Development Corporation+                               8,300                     31,291
                                   Bionova Holding Corporation+                                      800                        112

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
     Business Services             Blue Coat Systems, Inc.+                                        1,760          $          39,266
        (continued)                Blue Martini Software, Inc.+                                    1,400                      6,860
                                   Bottomline Technologies, Inc.+                                    100                        900
                                   Bowne & Co., Inc.                                               1,600                     21,696
                                   Braun Consulting, Inc.+                                           800                      2,360
                                   Bright Horizons Family Solutions, Inc.+                           400                     16,800
                                   The Brink's Company                                             2,300                     52,003
                                   BroadVision, Inc.+                                              1,288                      5,487
                                   Brocade Communications Systems, Inc.+                          12,400                     71,672
                                   CACI International Inc. (Class A)+                              1,400                     68,068
                                   CDI Corp.                                                         900                     29,475
                                   CERBCO, Inc. (Class A)                                            500                      4,600
                                   CDW Corporation                                                 5,000                    288,800
                                   CIBER, Inc.+                                                    3,100                     26,846
                                   CSG Systems International, Inc.+                                6,300                     78,687
                                   Calico Commerce, Inc.+                                            200                          0
                                   Career Education Corporation+                                   5,468                    219,103
                                   Carreker Corporation+                                           1,500                     21,015
                                   Casella Waste Systems, Inc.+                                    1,000                     13,690
                                   Catalina Marketing Corporation+                                 2,200                     44,352
                                   Catapult Communications Corporation+                              500                      7,250
                                   Cell Genesys, Inc.+                                             2,100                     27,174
                                   Centra Software, Inc.+                                          1,000                      3,950
                                   Century Business Services, Inc.+                                  900                      4,023
                                   Ceridian Corporation+                                           6,800                    142,392
                                   Cerner Corporation+                                             2,500                     94,625
                                   Certegy Inc.                                                    3,100                    101,680
                                   Charles River Associates Incorporated+                          1,400                     44,786
                                   CheckFree Corp.+                                                3,600                     99,540
                                   Childtime Learning Centers, Inc.+                                 300                        591
                                   ChoicePoint Inc.+                                               5,533                    210,752
                                   Chordiant Software, Inc.+                                       4,100                     22,345
                                   Clarus Corporation+                                               200                      1,442
                                   Clean Harbors, Inc.+                                              700                      6,237
                                   Click Commerce, Inc.                                            2,200                     11,264
                                   click2learn.com, Inc.+                                            100                        210
                                   Closure Medical Corporation+                                      400                     13,572
                                   Cognizant Technology Solutions Corporation+                     3,700                    168,868
                                   Commerce One, Inc.+                                             4,960                      6,299
                                   Computer Programs and Systems, Inc.                               500                     10,060
                                   Concord Communications, Inc.+                                     600                     11,982
                                   Concur Technologies, Inc.+                                      2,900                     28,072
                                   Connetics Corporation+                                          1,900                     34,504
                                   Copart, Inc.+                                                   4,050                     66,825
                                   Corillian Corporation+                                          5,000                     31,550
                                   Corinthian Colleges, Inc.+                                      2,200                    122,232
                                   Corio, Inc.+                                                      400                      1,096
                                   Cornell Companies, Inc.+                                          500                      6,825
                                   The Corporate Executive Board Company+                          2,700                    126,009
                                   CoStar Group Inc.+                                                200                      8,336
                                   Courier Corporation                                               225                      8,656
                                   Covansys Corporation+                                           1,400                     15,400
                                   Credit Acceptance Corporation+                                    600                      9,180
                                   Crescent Operating, Inc.+                                       1,000                        230
                                   Critical Path, Inc.+                                              225                        299
                                   Cross Country Healthcare, Inc.+                                 2,400                     35,808
                                   Cross Media Marketing Corporation+                                 29                          0
                                   CuraGen Corporation+                                            1,300                      9,529
                                   CyberSource Corporation+                                          200                      1,032
                                   DSL.net, Inc.+                                                  1,000                        590
                                   DST Systems, Inc.+                                              6,500                    271,440
                                   Daleen Technologies, Inc.+                                        100                         19
                                   Datastream Systems, Inc.+                                         800                      6,280
                                   Deltathree.com, Inc.+                                             100                        292
                                   Dendrite International, Inc.+                                   1,700                     26,639
                                   DeVry, Inc.+                                                    3,200                     80,416
                                   Digimarc Corporation+                                             900                     11,970
                                   Digital Generation Systems, Inc.+                               3,500                      7,840
                                   Digital Impact, Inc.+                                             200                        576
                                   Digital Insight Corporation+                                    2,000                     49,800
                                   Digital River, Inc.+                                            1,400                     30,940
                                   DigitalThink, Inc.+                                             2,000                      5,620
                                   Digitas Inc.+                                                   2,169                     20,215
                                   Discovery Partners International+                               1,200                      7,380
                                   Diversa Corporation+                                            1,900                     17,575
                                   divine, Inc. (Class A)+                                             1                          0
                                   Docent, Inc.+                                                     566                      2,604
                                   DocuCorp International, Inc.+                                   2,800                     28,420
                                   Dot Hill Systems Corp.+                                           900                     13,635

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
     Business Services             DoubleClick Inc.+                                               7,000          $          71,540
        (continued)                Dyax Corp.+                                                       800                      6,576
                                   E-LOAN, Inc.+                                                   5,000                     14,900
                                   EPIQ Systems, Inc.+                                             2,000                     34,260
                                   EarthLink, Inc.+                                               12,200                    122,000
                                   EasyLink Services Corporation (Class A)+                           50                         74
                                   Echelon Corporation+                                            1,900                     21,166
                                   Eclipsys Corporation+                                           1,800                     20,952
                                   eCollege.com+                                                   2,000                     36,920
                                   Education Management Corporation+                               5,000                    155,200
                                   eFunds Corporation+                                             3,100                     53,785
                                   eGain Communications Corporation+                                  20                         41
                                   eLoyalty Corporation+                                              40                        146
                                   Embarcadero Technologies, Inc.+                                 1,100                     17,545
                                   eMerge Interactive, Inc. (Class A)+                               200                        288
                                   Encysive Pharmaceuticals Inc.+                                    300                      2,685
                                   Engage, Inc.+                                                   1,100                          4
                                   Entrust Technologies Inc.+                                        300                      1,224
                                   Epicor Software Corporation+                                      700                      8,932
                                   E.piphany, Inc.+                                                4,650                     33,526
                                   ePresence, Inc.+                                                  200                        750
                                   eResearch Technology, Inc.+                                     1,650                     41,943
                                   Euronet Worldwide, Inc.+                                        1,300                     23,400
                                   Evolve Software, Inc.+                                              2                          0
                                   Exelixis, Inc.+                                                 2,900                     20,532
                                   Exponent, Inc.+                                                 1,300                     27,820
                                   Exult Inc.+                                                     8,700                     61,944
                                   F5 Networks, Inc.+                                              1,400                     35,140
                                   FTI Consulting, Inc.+                                           2,050                     47,908
                                   FactSet Research Systems Inc.                                   1,700                     64,957
                                   Falcon Products, Inc.+                                            300                      1,320
                                   FalconStor Software, Inc.+                                      1,400                     12,236
                                   Fargo Electronics+                                                600                      7,632
                                   Federal Agricultural Mortgage Corporation (Class A)+              900                     20,133
                                   FileNET Corporation+                                            3,100                     83,948
                                   FindWhat.com+                                                   1,600                     30,000
                                   Five Star Quality Care, Inc.+                                       8                         35
                                   Forrester Research, Inc.+                                       1,100                     19,657
                                   Franklin Covey Co.+                                               800                      2,240
                                   FreeMarkets, Inc.+                                              2,500                     16,725
                                   Friedman, Billings, Ramsey Group, Inc. (Class A)                5,760                    132,941
                                   Frontline Capital Group+                                          300                          0
                                   G & K Services, Inc. (Class A)                                  1,800                     66,150
                                   GRIC Communications, Inc.+                                      3,600                     19,440
                                   GTECH Holdings Corporation                                      2,800                    138,572
                                   GTSI Corp.+                                                     1,700                     23,547
                                   Gaiam, Inc.+                                                      460                      2,737
                                   Gartner Group, Inc. (Class B)+                                  2,200                     23,936
                                   Genaissance Pharmaceuticals, Inc.+                                900                      2,700
                                   Genencor International Inc.+                                    1,600                     25,200
                                   Gentiva Health Services, Inc.+                                  1,300                     16,432
                                   Geoworks Corporation+                                             200                         16
                                   Gevity HR, Inc.                                                 2,400                     53,376
                                   Global Imaging Systems, Inc.+                                   2,500                     79,375
                                   Global Payments Inc.                                            1,860                     87,643
                                   Grey Global Group Inc.                                             31                     21,175
                                   Hall, Kinion & Associates, Inc.+                                  600                      3,030
                                   Harris Interactive Inc.+                                        4,900                     40,670
                                   Heidrick & Struggles International, Inc.+                       1,300                     28,340
                                   Hewitt Associates, Inc. (Class A)+                              1,100                     32,890
                                   High Speed Access Corp.+                                          600                         12
                                   Hudson Highland Group, Inc.+                                    1,100                     26,235
                                   Hyperion Solutions Corporation+                                 2,063                     62,179
                                   ICOS Corporation+                                               3,200                    132,096
                                   ICT Group, Inc.+                                                  600                      7,050
                                   IDT Corporation+                                                1,300                     28,795
                                   IDX Systems Corporation+                                        1,400                     37,548
                                   ITT Educational Services, Inc.+                                 2,300                    108,031
                                   iBEAM Broadcasting Corporation+                                    80                          0
                                   Identix Incorporated+                                           4,500                     20,025
                                   iGATE Capital Corporation+                                      2,100                     16,485
                                   I-many, Inc.+                                                   2,800                      2,800
                                   The Immune Response Corporation+                                  350                        522
                                   Indus International, Inc.+                                      1,400                      4,200
                                   InFocus Corporation+                                            2,400                     23,232
                                   Infonet Services Corporation (Class B)+                         7,300                     12,410
                                   Informatica Corporation+                                        3,200                     32,960
                                   Information Architects Corp.+                                      26                          2
                                   Information Resources, Inc. (Contingent Value Rights)           5,600                      9,520

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
     Business Services             Inforte Corp.+                                                    600          $           4,974
        (continued)                InfoSpace, Inc.+                                                1,240                     28,582
                                   infoUSA Inc.+                                                     500                      3,710
                                   Innovative Solutions and Support, Inc.+                         1,700                     27,608
                                   Insteel Industries, Inc.+                                         600                        498
                                   Insurance Auto Auctions, Inc.+                                    600                      7,830
                                   InsWeb Corporation+                                                83                        383
                                   Interactive Intelligence, Inc.+                                   600                      3,126
                                   The InterCept Group, Inc.+                                      1,800                     20,322
                                   Interliant Inc.+                                                  300                          0
                                   Internap Network Services Corporation+                         18,200                     44,772
                                   Internet Pictures Corporation+                                     80                        141
                                   Internet Security Systems, Inc.+                                2,200                     41,426
                                   InterWorld Corporation+                                            10                          1
                                   Interwoven, Inc.+                                               2,800                     35,392
                                   Intevac, Inc.+                                                  2,400                     33,864
                                   Intrado Inc.+                                                     800                     17,560
                                   Intrusion.com, Inc.+                                              100                         58
                                   Invitrogen Corporation+                                         3,200                    224,000
                                   Iron Mountain Incorporated+                                     5,700                    225,378
                                   iVillage Inc.+                                                    200                        716
                                   JDA Software Group, Inc.+                                       2,900                     47,879
                                   Jack Henry & Associates, Inc.                                   6,100                    125,538
                                   Jacobs Engineering Group Inc.+                                  2,500                    120,025
                                   John H. Harland Company                                         1,300                     35,490
                                   Jupitermedia Corporation+                                         200                        920
                                   Kaiser Ventures LLC (Series A)+                                   200                          0
                                   Kana Software, Inc.+                                            1,121                      3,778
                                   Keane, Inc.+                                                    4,636                     67,871
                                   The Keith Companies, Inc.+                                        100                      1,362
                                   Kelly Services, Inc. (Class A)                                  1,600                     45,664
                                   Keynote Systems, Inc.+                                            500                      5,950
                                   kforce.com, Inc.+                                               1,600                     14,944
                                   Kinder Morgan Management, LLC+                                  2,324                     99,839
                                   Korn/Ferry International+                                       1,400                     18,676
                                   Kroll Inc.+                                                     3,603                     93,678
                                   Kronos, Inc.+                                                   1,575                     62,386
                                   LTC StorageNetworks, Inc.+                                     14,900                          0
                                   Labor Ready, Inc.+                                              2,400                     31,440
                                   Lamar Advertising Company+                                      5,947                    221,942
                                   Layne Christensen Company+                                      4,200                     49,350
                                   Learning Tree International, Inc.+                                900                     15,651
                                   Level 8 Systems, Inc.+                                            100                         33
                                   Lightbridge, Inc.+                                              2,219                     20,193
                                   Lionbridge Technologies, Inc.+                                  4,100                     39,401
                                   Liquid Audio, Inc.+                                               300                         87
                                   LookSmart, Ltd.+                                                5,000                      7,750
                                   Loudeye Technologies, Inc.+                                    11,000                     21,450
                                   Luminex Corporation+                                            1,200                     11,256
                                   MAXIMUS, Inc.+                                                    900                     35,217
                                   META Group, Inc.+                                                 100                        630
                                   MPS Group, Inc.+                                                2,600                     24,310
                                   MPW Industrial Services Group, Inc.+                              800                      1,824
                                   MRO Software, Inc.+                                               600                      8,076
                                   Macrovision Corporation+                                        2,000                     45,180
                                   Magma Design Automation, Inc.+                                  1,900                     44,346
                                   The Management Network Group, Inc.+                             3,900                     12,870
                                   Manhattan Associates, Inc.+                                     1,400                     38,696
                                   Manpower Inc.                                                   5,000                    235,400
                                   ManTech International Corporation (Class A)+                      800                     19,960
                                   Manugistics Group, Inc.+                                        3,400                     21,250
                                   MapInfo Corporation+                                            2,700                     27,216
                                   Marimba, Inc.+                                                    200                      1,100
                                   MarketWatch.com, Inc.+                                            900                      7,748
                                   Matria Healthcare, Inc.+                                          400                      8,452
                                   MatrixOne, Inc.+                                                2,300                     14,168
                                   Maxygen Inc.+                                                   1,600                     17,008
                                   Mechanical Technology Incorporated+                             4,100                     22,427
                                   Medical Staffing Network Holdings, Inc.+                          700                      7,665
                                   MemberWorks Incorporated+                                       1,400                     38,038
                                   Mentor Graphics Corporation+                                    2,600                     37,804
                                   Merge Technologies Incorporated+                                1,800                     31,752
                                   MetaSolv, Inc.+                                                 1,900                      4,617
                                   Metro One Telecommunications, Inc.+                             3,700                      9,620
                                   Michael Baker Corporation+                                        400                      4,140
                                   MicroStrategy Incorporated (Class A)+                             490                     25,715
                                   Microvision, Inc.+                                              3,200                     24,384
                                   Millennium Cell Inc.+                                           3,700                      8,621
                                   Mindspeed Technologies Inc.+                                    5,366                     36,757

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
     Business Services             Miravant Medical Technologies+                                  2,800          $           3,500
        (continued)                Modem Media Inc.+                                                 300                      2,451
                                   Moldflow Corporation+                                             400                      4,540
                                   NCO Group, Inc.+                                                1,300                     29,601
                                   NDCHealth Corporation                                           1,700                     43,554
                                   NEON Systems, Inc.+                                               100                        349
                                   NIC Inc.+                                                         500                      4,015
                                   NMS Communications Corporation+                                 1,400                      8,736
                                   NMT Medical, Inc.+                                                900                      4,050
                                   NVE Corporation+                                                  800                     41,040
                                   NYFIX, Inc.+                                                    1,900                     15,105
                                   NaPro Bio Therapeutics, Inc.+                                   9,100                     17,927
                                   Nassda Corporation+                                               400                      2,900
                                   National Instruments Corporation                                3,200                    145,504
                                   National Processing, Inc.+                                      2,100                     49,455
                                   The Nautilus Group, Inc.                                        1,600                     22,480
                                   Navigant Consulting, Inc.+                                        800                     15,088
                                   NaviSite, Inc.+                                                    13                         85
                                   Neoforma, Inc.+                                                   220                      2,341
                                   NeoRx Corporation+                                                200                        832
                                   Net Perceptions, Inc.+                                            400                        160
                                   Netegrity, Inc.+                                                1,700                     17,527
                                   NetFlix Inc.+                                                   1,600                     87,504
                                   netGuru, Inc.+                                                    100                        135
                                   NetIQ Corporation+                                              2,196                     29,097
                                   NetManage, Inc.+                                                   57                        300
                                   NetObjects Inc.+                                                  200                          1
                                   NetRatings, Inc.+                                                 500                      5,715
                                   NetScout Systems, Inc.+                                           200                      1,520
                                   NetScreen Technologies, Inc.+                                     500                     12,375
                                   Netsol Technologies, Inc.+                                         20                         45
                                   NetSolve, Incorporated+                                         2,000                     16,200
                                   Network Associates, Inc.+                                       7,177                    107,942
                                   New Century Equity Holdings Corp.+                                200                         64
                                   The New Dun & Bradstreet Corporation+                           3,400                    172,414
                                   New England Business Services, Inc.                               400                     11,800
                                   New Horizons Worldwide, Inc.+                                     400                      2,276
                                   Newcastle Investment Corporation                                2,600                     70,460
                                   Niku Corporation+                                                  60                        506
                                   Novadigm, Inc.+                                                 1,000                      3,880
                                   Nuance Communications Inc.+                                     1,700                     12,988
                                   ONYX Software Corporation+                                        650                      2,561
                                   OPNET Technologies, Inc.+                                         100                      1,646
                                   On Assignment, Inc.+                                            5,300                     27,613
                                   On2.com Inc.+                                                     200                        262
                                   OneSource Information Services, Inc.+                           1,900                     17,898
                                   Onvia.com, Inc.+                                                   60                        278
                                   OpenTV Corp.+                                                   8,613                     28,853
                                   Openwave Systems Inc.+                                          2,261                     24,871
                                   Opsware, Inc.+                                                  3,100                     22,940
                                   Option Care, Inc.+                                              1,025                     10,947
                                   Orbital Sciences Corporation+                                   2,200                     26,444
                                   Orchid Biosciences+                                             2,200                      4,070
                                   Overland Storage, Inc.+                                         1,400                     26,320
                                   PC-Tel, Inc.+                                                   1,000                     10,610
                                   PDI, Inc.+                                                        700                     18,767
                                   PEC Solutions, Inc.+                                              600                     10,170
                                   PLATO Learning, Inc.+                                           4,491                     47,380
                                   PRG-Schultz International, Inc.+                                5,800                     28,420
                                   PacificNet Inc.+                                                  160                        840
                                   Packeteer, Inc.+                                                1,500                     25,470
                                   Pac-West Telecomm, Inc.+                                        2,900                      5,568
                                   PalmSource, Inc.+                                                 774                     16,865
                                   Paradigm Genetics, Inc.+                                        1,300                      1,911
                                   Paxar Corporation+                                              1,700                     22,780
                                   Pegasus Systems, Inc.+                                          2,300                     24,081
                                   Pegasystems Inc.+                                                 500                      4,310
                                   Perot Systems Corporation (Class A)+                            4,100                     55,268
                                   Per-Se Technologies, Inc.+                                      1,500                     22,890
                                   Persistence Software, Inc.+                                        10                         41
                                   Phoenix Technologies Ltd.+                                      4,100                     33,128
                                   Pinnacor Inc.+                                                  5,700                     13,281
                                   Pixar, Inc.+                                                    3,500                    242,515
                                   Polycom, Inc.+                                                  3,829                     74,742
                                   Pomeroy Computer Resources, Inc.                                2,300                     33,902
                                   Portal Software, Inc.+                                          1,400                      9,422
                                   Pre-Paid Legal Services, Inc.+                                  1,100                     28,732
                                   Priceline.com Incorporated+                                     2,233                     39,971
                                   Prime Medical Services, Inc.+                                     900                      4,221

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
     Business Services             Primus Knowledge Solutions, Inc.+                                 200          $           1,258
        (continued)                Progress Software Corporation+                                  3,200                     65,472
                                   ProQuest Company+                                               1,000                     29,450
                                   ProsoftTraining.com+                                              200                        112
                                   Protection One, Inc.+                                           5,000                      1,600
                                   Puma Technology, Inc.+                                          1,800                      7,164
                                   QAD Inc.+                                                       1,700                     20,842
                                   QRS Corporation+                                                3,200                     25,984
                                   Quality Systems, Inc.+                                            900                     40,131
                                   Quest Software, Inc.+                                           3,600                     51,120
                                   Quixote Corporation                                               300                      7,323
                                   Quotesith.com, Inc.+                                              366                      1,695
                                   Quovadx, Inc.+                                                  1,500                      7,350
                                   R.H. Donnelley Corporation+                                     1,400                     55,776
                                   RPC, Inc.                                                       1,400                     15,386
                                   RSA Security Inc.+                                              1,300                     18,460
                                   Radiant Systems, Inc.+                                            400                      3,364
                                   RealNetworks, Inc.+                                             6,300                     35,973
                                   Red Hat, Inc.+                                                 11,200                    210,224
                                   Register.com, Inc.+                                               797                      4,184
                                   RemedyTemp, Inc. (Class A)+                                       400                      4,364
                                   Renaissance Learning, Inc.+                                     1,700                     40,936
                                   Republic Services, Inc.                                         9,200                    235,796
                                   Resources Connection, Inc.+                                     1,900                     51,889
                                   Retek Inc.+                                                     1,900                     17,632
                                   Reynolds & Reynolds Company (Class A)                           3,100                     90,055
                                   Rigel Pharmaceuticals, Inc.+                                      265                      5,062
                                   Right Management Consultants, Inc.+                             1,075                     20,060
                                   Riverstone Networks, Inc.+                                      6,300                      6,993
                                   Roto-Rooter, Inc.                                                 500                     23,050
                                   Rural Cellular Corporation (Class A)+                             400                      3,180
                                   SAVVIS Communications Corporation+                                600                        906
                                   The SCO Group, Inc.+                                            1,775                     30,175
                                   SERENA Software, Inc.+                                          1,900                     34,865
                                   SFBC International, Inc.+                                       1,100                     29,216
                                   SITEL Corporation+                                              3,800                      8,854
                                   SM&A+                                                           2,600                     30,420
                                   SOURCECORP, Incorporated+                                       1,200                     30,756
                                   SPAR Group, Inc.+                                               1,400                      4,480
                                   SPSS Inc.+                                                        709                     12,677
                                   SS&C Technologies, Inc.                                           100                      2,795
                                   Saba Software, Inc.+                                              875                      3,019
                                   SafeNet, Inc.+                                                  1,110                     34,155
                                   Sagnet Technology, Inc.+                                          200                         25
                                   Salon Media Group, Inc.+                                          600                         18
                                   Sanchez Computer Associates, Inc.+                                200                        830
                                   Sapient Corporation+                                            5,900                     33,040
                                   Scientific Learning Corporation+                                  100                        485
                                   SciQuest, Inc.+                                                    26                         92
                                   SeaChange International, Inc.+                                  2,800                     43,120
                                   Secure Computing Corporation+                                   1,900                     34,029
                                   SeeBeyond Technology Corporation+                               3,800                     16,302
                                   Selectica, Inc.+                                                6,500                     27,820
                                   Sequenom Inc.+                                                  2,000                      6,360
                                   The ServiceMaster Company                                      13,000                    151,450
                                   Sirius Satellite Radio Inc.+                                   62,700                    198,132
                                   SmartServ Online, Inc.+                                            16                         22
                                   Sonic Foundry, Inc.+                                              300                        561
                                   SonicWALL, Inc.+                                                3,200                     24,960
                                   Spartech Corporation                                              600                     14,784
                                   Spherion Corporation+                                           3,000                     29,370
                                   SportsLine USA, Inc.+                                             200                        254
                                   The Standard Register Company                                   1,400                     23,562
                                   StarTek, Inc.                                                     100                      4,079
                                   Stericycle, Inc.+                                               2,800                    130,760
                                   Storage Computer Corporation+                                     100                         36
                                   Stratasys, Inc.+                                                1,200                     32,712
                                   Strategic Diagnostics Inc.+                                     6,000                     28,380
                                   Strayer Education, Inc.                                         1,000                    108,830
                                   Support.com, Inc.+                                              1,700                     22,355
                                   Switchboard Incorporated+                                       2,200                     15,202
                                   Sycamore Networks, Inc.+                                       10,900                     57,116
                                   Sykes Enterprises, Incorporated+                                2,000                     17,120
                                   Sylvan Learning System, Inc.+                                   3,000                     86,370
                                   Symyx Technologies+                                             1,600                     32,880
                                   Synopsys, Inc.+                                                 9,470                    319,707
                                   Synplicity, Inc.+                                               1,100                      8,613
                                   Syntel, Inc.                                                    1,200                     29,652
                                   Sypris Solutions, Inc.                                            600                     10,086

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
     Business Services             Systems & Computer Technology Corporation+                      3,700          $          60,495
        (concluded)                TALX Corporation                                                1,455                     33,509
                                   TETRA Technologies, Inc.+                                       1,650                     39,996
                                   TIBCO Software Inc.+                                            8,200                     55,514
                                   TRC Companies, Inc.+                                              600                     12,636
                                   Technology Solutions Company+                                     300                        375
                                   Telecommunication Systems, Inc. (Class A)+                        200                        988
                                   TeleTech Holdings, Inc.+                                        3,700                     41,810
                                   Telik, Inc.+                                                    1,800                     41,418
                                   TenFold Corporation+                                              200                        652
                                   TeraForce Technology Corporation+                                 600                        144
                                   Tetra Tech, Inc.+                                               3,925                     97,576
                                   Tier Technologies, Inc. (Class B)+                                900                      7,353
                                   Track Data Corporation                                         12,500                     17,500
                                   Tradestation Group Inc.+                                        3,300                     29,238
                                   Transaction Systems Architects, Inc. (Class A)+                 3,300                     74,679
                                   Trident Microsystems, Inc.+                                     2,850                     49,647
                                   The TriZetto Group, Inc.+                                         800                      5,160
                                   Tularik Inc.+                                                   1,400                     22,610
                                   Tumbleweed Communications Corporation+                            277                      2,321
                                   UNOVA,  Inc.+                                                   4,600                    105,570
                                   URS Corporation+                                                1,500                     37,515
                                   USinternetworking, Inc.+                                        1,000                          0
                                   The Ultimate Software Group, Inc.+                              3,800                     33,326
                                   United Online, Inc.+                                            4,653                     78,124
                                   Universal Access Global Holdings Inc.+                            645                      1,883
                                   Universal Electronics Inc.+                                       600                      7,644
                                   VA Linux Systems, Inc.+                                         7,300                     28,543
                                   VASCO Data Security International, Inc.+                          200                        468
                                   V.I. Technologies, Inc.+                                        5,036                      5,540
                                   VIA NET.WORKS, Inc.+                                           16,800                     28,560
                                   VSI Holdings, Inc.+                                               500                          0
                                   ValueClick, Inc.+                                               6,177                     56,087
                                   Vastera, Inc.+                                                    800                      3,200
                                   Ventiv Health, Inc.+                                            2,600                     23,790
                                   Verint Systems Inc.+                                            1,900                     42,864
                                   VeriSign, Inc.+                                                12,158                    198,175
                                   Verisity Ltd.+                                                  1,300                     16,575
                                   Verity, Inc.+                                                   2,100                     35,049
                                   Versata, Inc.+                                                     50                         83
                                   Verso Technologies, Inc.+                                         570                      1,767
                                   Vertel Corporation+                                               300                          9
                                   Verticalnet, Inc.+                                                460                        538
                                   Viad Corp.                                                      4,100                    102,500
                                   The viaLink Company+                                              200                         13
                                   Viewlocity, Inc.+                                                  30                          0
                                   Viewpoint Corporation+                                          2,300                      1,725
                                   Vignette Corporation+                                          12,300                     27,921
                                   Viisage Technology, Inc.+                                       3,900                     14,040
                                   VitalWorks Inc.+                                                2,100                      9,282
                                   Volt Information Sciences, Inc.+                                  600                     13,560
                                   Wackenhut Corrections Corporation+                              1,000                     22,800
                                   Waste Connections, Inc.+                                        1,700                     64,209
                                   WatchGuard Technologies, Inc.+                                  1,300                      7,566
                                   Watson Wyatt & Company Holdings+                                  500                     12,075
                                   Wave Systems Corp. (Class A)+                                   2,000                      3,280
                                   WebEx Communications, Inc.+                                     2,000                     40,200
                                   WebMD Corporation+                                             20,100                    180,699
                                   webMethods, Inc.+                                               2,900                     26,535
                                   Websense, Inc.+                                                 1,600                     46,784
                                   Weight Watchers International, Inc.+                            6,800                    260,916
                                   Westaff, Inc.+                                                    500                      1,170
                                   Wind River Systems, Inc.+                                       7,100                     62,196
                                   Wireless Facilities, Inc.+                                      3,700                     54,982
                                   Witness Systems, Inc.+                                          1,100                     10,263
                                   WorldGate Communications, Inc.+                                   200                        214
                                   Wynn Resorts, Limited+                                          3,600                    100,836
                                   Xybernaut Corporation+                                         17,600                     27,632
                                   ZixIt Corporation+                                                700                      6,083
                                                                                                                  -----------------
                                                                                                                         17,171,234

      Chemicals--1.3%              A. Schulman, Inc.                                               3,400                     72,488
                                   AEP Industries Inc.+                                              400                      3,895
                                   AMCOL International Corporation                                   200                      4,060
                                   Aceto Corporation                                               2,300                     58,742
                                   Airgas, Inc.                                                    3,300                     70,884
                                   Albemarle Corp.                                                 2,800                     83,916
                                   Arch Chemicals, Inc.                                              400                     10,264
                                   Bio-Rad Laboratories, Inc. (Class A)+                           1,300                     74,971

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
         Chemicals                 Brady Corporation (Class A)                                       900          $          36,675
        (concluded)                Cabot Corporation                                               2,600                     82,784
                                   Calgon Carbon Corporation                                       1,900                     11,799
                                   Celgene Corporation+                                            3,700                    166,574
                                   Crompton Corporation                                            4,900                     35,133
                                   Cytec Industries Inc.+                                          1,800                     69,102
                                   Entegris Inc.+                                                  6,000                     77,100
                                   Ethyl Corporation+                                                120                      2,624
                                   Ferro Corporation                                               1,800                     48,978
                                   Foamex International Inc.+                                      5,400                     27,000
                                   General Chemical Group Inc.+                                    4,300                        172
                                   Georgia Gulf Corporation                                        1,600                     46,208
                                   Gundle/SLT Environmental, Inc.+                                   600                     12,456
                                   H.B. Fuller Company                                             1,200                     35,688
                                   Hawkins, Inc.                                                     300                      4,188
                                   IMC Global Inc.                                                 8,800                     87,384
                                   KMG Chemicals, Inc.                                               550                      1,936
                                   Kronos Worldwide, Inc.+                                         1,200                     26,640
                                   Landec Corporation+                                             3,700                     24,457
                                   The Lubrizol Corporation                                        2,400                     78,048
                                   Lyondell Chemical Company                                      11,200                    189,840
                                   MacDermid, Inc.                                                 1,200                     41,088
                                   Mace Security International, Inc.+                                450                        941
                                   Millennium Chemicals Inc.                                       5,700                     72,276
                                   OM Group, Inc.+                                                 2,600                     68,094
                                   OXiGENE, Inc.+                                                  2,000                     16,160
                                   Olin Corporation                                                1,392                     27,924
                                   Omnova Solutions Inc.+                                          1,700                      8,160
                                   Penford Corporation                                               400                      5,492
                                   PolyOne Corporation+                                            4,000                     25,560
                                   Quaker Chemical Corporation                                       400                     12,300
                                   RPM, Inc.                                                       8,700                    143,202
                                   Rogers Corporation+                                               600                     26,472
                                   Rollins, Inc.                                                   2,000                     45,100
                                   Schawk, Inc.                                                    1,100                     14,993
                                   Stepan Company                                                    400                     10,260
                                   Terra Nitrogen Company, LP                                      2,900                     14,384
                                   Tor Minerals International, Inc.+                               1,300                      6,786
                                   Tredegar Corporation                                              900                     13,977
                                   Trex Company, Inc.+                                               600                     22,788
                                   The Valspar Corporation                                         2,300                    113,666
                                   WD-40 Company                                                   1,700                     60,112
                                   W.R. Grace & Co.+                                                 500                      1,285
                                   Wellman, Inc.                                                   5,000                     51,050
                                                                                                                  -----------------
                                                                                                                          2,246,076

     Construction--1.8%            Ablest, Inc.+                                                     400                      2,044
                                   American Woodmark Corporation                                   1,100                     60,555
                                   Ameron International Corporation                                  400                     13,876
                                   Apogee Enterprises, Inc.                                        4,100                     46,535
                                   Armstrong Holdings, Inc.+                                       1,600                      1,680
                                   Baran Group Ltd.+                                                   2                         15
                                   Beazer Homes USA, Inc.                                          1,088                    106,254
                                   Building Materials Holding Corporation                          2,200                     34,166
                                   Capital Pacific Holdings, Inc.+                                   600                      2,160
                                   Centex Construction Products, Inc.                                400                     24,108
                                   Ceradyne, Inc.+                                                 1,300                     44,278
                                   D.R. Horton, Inc.                                               7,382                    319,345
                                   Dominion Homes, Inc.+                                           1,400                     42,462
                                   Dycom Industries, Inc.+                                         1,233                     33,069
                                   EMCOR Group, Inc.+                                              1,800                     79,020
                                   ElkCorp                                                         1,200                     32,040
                                   Florida Rock Industries, Inc.                                   1,400                     76,790
                                   Granite Construction Incorporated                               1,450                     34,061
                                   Hovnanian Enterprises, Inc. (Class A)+                          2,000                    174,120
                                   Insituform Technologies, Inc. (Class A)+                        3,200                     52,800
                                   Integrated Electrical Services, Inc.+                             100                        925
                                   International Aluminum Corporation                                800                     21,888
                                   The L.S. Starrett Company (Class A)                               300                      4,935
                                   LSI industries Inc.                                               750                     10,125
                                   Lafarge Corporation                                             3,500                    141,820
                                   Lennar Corporation (Class A)                                    4,240                    407,040
                                   MDC Holdings, Inc.                                              2,103                    135,644
                                   M/I Schottenstein Homes, Inc.                                   1,100                     42,955
                                   Martin Marietta Materials, Inc.                                 1,900                     89,243
                                   MasTec, Inc.+                                                   1,900                     28,139
                                   NCI Building Systems, Inc.+                                       900                     21,510
                                   NVR, Inc.+                                                        323                    150,518
                                   Noland Company                                                    200                      7,800

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
        Construction               Palm Harbor Homes, Inc.+                                          700          $          12,509
        (concluded)                Patriot Transportation Holding, Inc.+                             100                      3,300
                                   Performance Technologies, Incorporated+                           500                      7,125
                                   Perini Corporation+                                               900                      8,235
                                   Quanta Services, Inc.+                                          3,400                     24,820
                                   RMH Teleservices, Inc.+                                         2,200                     11,352
                                   The Ryland Group, Inc.                                          1,800                    159,552
                                   SBA Communications Corporation+                                 2,200                      8,316
                                   Simpson Manufacturing Co., Inc.+                                1,000                     50,860
                                   Standard Pacific Corp.                                          1,800                     87,390
                                   Technical Olympic USA, Inc.+                                    1,400                     38,542
                                   Texas Industries, Inc.                                            800                     29,600
                                   Toll Brothers, Inc.+                                            3,200                    127,232
                                   U.S. Concrete, Inc.+                                            1,400                      9,030
                                   USG Corporation+                                                2,300                     38,111
                                   United Mobile Homes, Inc.                                         300                      5,103
                                   WCI Communities, Inc.+                                          3,900                     80,379
                                   WESCO International, Inc.+                                      1,600                     14,160
                                   Walter Industries, Inc.                                         1,600                     21,360
                                   West Corporation+                                               2,600                     60,398
                                   Westell Technologies, Inc.+                                     3,600                     22,716
                                   Wilsons The Leather Experts Inc.+                               1,000                      3,490
                                   The Yankee Candle Company, Inc.+                                1,900                     51,927
                                                                                                                  -----------------
                                                                                                                          3,117,427

     Consumer Durables--0.8%       Advanced Lighting Technologies, Inc.+                             200                         57
                                   American Technology Corporation+                                1,700                      8,109
                                   Applica Incorporated+                                           1,100                      8,360
                                   Bassett Furniture Industries, Incorporated                        200                      3,300
                                   Bush Industries, Inc.+                                            500                      2,095
                                   Champion Enterprises, Inc.+                                     2,700                     18,900
                                   Chromcraft Revington, Inc.+                                       300                      3,402
                                   CompX International Inc.                                          300                      1,920
                                   Ethan Allen Interiors Inc.                                      1,900                     79,572
                                   Flexsteel Industries, Inc.                                        200                      4,500
                                   Furniture Brands International, Inc.                            2,600                     76,258
                                   Gemstar-TV Guide International, Inc.+                          20,800                    105,040
                                   The Genlyte Group Incorporated+                                 1,300                     75,894
                                   Griffon Corporation+                                            3,420                     69,289
                                   HMI Industries Inc.+                                            1,400                        812
                                   Haverty Furniture Companies, Inc.                               1,100                     21,846
                                   Helen of Troy Limited+                                          3,100                     71,765
                                   Hillenbrand Industries, Inc.                                    2,700                    167,562
                                   Interface, Inc.+                                                3,400                     18,802
                                   Kimball International (Class B)                                 1,900                     29,545
                                   Koss Corporation                                                  200                      4,128
                                   La-Z-Boy Inc.                                                   4,800                    100,704
                                   Lifetime Hoan Corporation                                         400                      6,760
                                   Mac-Gray Corporation+                                             500                      2,700
                                   Mohawk Industries, Inc.+                                        3,564                    251,405
                                   National Presto Industries, Inc.                                  300                     10,845
                                   Restoration Hardware, Inc.+                                     1,500                      7,125
                                   Rockford Corporation+                                           1,700                      8,838
                                   The Rowe Companies+                                               500                      1,800
                                   Salton, Inc.+                                                     600                      7,830
                                   Select Comfort Corporation+                                     2,800                     69,328
                                   Skyline Corporation                                               100                      3,487
                                   Stanley Furniture Company, Inc.                                   300                      9,450
                                   Sturm, Ruger & Company,  Inc.                                   1,300                     14,781
                                   The Toro Company                                                1,200                     55,680
                                   Thomas Industries Inc.                                            800                     27,728
                                   United Rentals, Inc.+                                           2,800                     53,928
                                   Vialta, Inc.+                                                       5                          3
                                   Virco Mfg. Corporation                                            642                      4,077
                                   Water Pik Technologies, Inc.+                                     600                      7,362
                                   Wickes Inc.+                                                      300                         90
                                                                                                                  -----------------
                                                                                                                          1,415,077

      Containers--0.2%             Crown Holdings, Inc.+                                           6,600                     59,796
                                   Graphic Packaging Corporation+                                  1,300                      5,278
                                   Greif Bros. Corporation (Class A)                               1,000                     35,510
                                   Mobile Mini, Inc.+                                              1,100                     21,692
                                   Owens-Illinois, Inc.+                                           7,500                     89,175
                                   Packaging Dynamics Corporation                                    500                      5,140
                                   Silgan Holdings Inc.+                                             900                     38,331
                                   Sonoco Products Company                                         4,400                    108,328
                                                                                                                  -----------------
                                                                                                                            363,250

     Domestic Oil--2.3%            AmeriVest Properties Inc.                                       4,400                     31,592

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
        Domestic Oil               CONSOL Energy Inc.                                              6,000          $         155,400
        (concluded)                Cal Dive International, Inc.+                                   3,800                     91,618
                                   Callon Petroleum Company+                                         500                      5,185
                                   Carrizo Oil & Gas, Inc.+                                        3,200                     23,043
                                   Chesapeake Energy Corporation                                  10,900                    148,022
                                   Clayton Williams Energy, Inc.+                                    500                     14,535
                                   Comstock Resources, Inc.+                                       3,400                     65,620
                                   Diamond Offshore Drilling, Inc.                                 9,200                    188,692
                                   Enbridge Energy Management, LLC+                                1,091                     52,717
                                   Encore Acquisition Company+                                       400                      9,860
                                   Energy Partners, Ltd.+                                          1,500                     20,850
                                   Frontier Oil Corporation                                        1,800                     30,996
                                   Global Industries, Ltd.+                                        9,000                     46,350
                                   Gulf Island Fabrication, Inc.+                                    700                     11,921
                                   GulfMark Offshore, Inc.+                                        2,300                     32,200
                                   Holly Corporation                                                 600                     16,500
                                   The Houston Exploration Company+                                1,000                     36,520
                                   KCS Energy, Inc.+                                               1,400                     14,770
                                   Magellan Midstream Partners, LP                                 1,200                     60,000
                                   Magnum Hunter Resources, Inc.+                                  4,250                     40,418
                                   Matrix Service Company+                                         3,400                     61,710
                                   McMoRan Exploration Co.+                                          600                     11,250
                                   The Meridian Resource Corporation+                              5,500                     32,670
                                   Murphy Oil Corporation                                          5,500                    359,205
                                   National-Oilwell, Inc.+                                         3,500                     78,260
                                   Newfield Exploration Company+                                   2,799                    124,667
                                   Nuevo Energy Company+                                           2,300                     55,591
                                   PYR Energy Corporation+                                           900                        873
                                   Pacific Energy Partners, LP                                     1,100                     32,263
                                   Patina Oil & Gas Corporation                                    1,606                     78,678
                                   Patterson-UTI Energy, Inc.+                                     5,700                    187,644
                                   PetroQuest Energy, Inc.+                                       10,300                     32,136
                                   Pioneer Natural Resources Company+                              7,500                    239,475
                                   Plains Exploration & Production Company+                        1,825                     28,087
                                   Pogo Producing Company                                          4,200                    202,860
                                   Premcor Inc.+                                                   3,400                     88,400
                                   Pride International, Inc.+                                      6,200                    115,568
                                   Quicksilver Resources Inc.+                                       800                     25,840
                                   Remington Oil & Gas Corporation+                                1,800                     35,442
                                   Spinnaker Exploration Company+                                  1,300                     41,951
                                   St. Mary Land & Exploration Company                             2,200                     62,700
                                   Stone Energy Corporation+                                       1,079                     45,804
                                   Superior Energy Services, Inc.+                                 1,700                     15,980
                                   Syntroleum Corporation+                                         5,600                     24,192
                                   TEPPCO Partners, LP                                             2,500                    100,750
                                   Tesoro Petroleum Corporation+                                   4,000                     58,280
                                   TransMontaigne Inc.+                                            2,000                     12,900
                                   Ultra Petroleum Corp.+                                          4,000                     98,480
                                   Universal Compression Holdings, Inc.+                           1,500                     39,240
                                   Valero LP                                                       1,200                     59,724
                                   Valley National Gases Incorporated+                               500                      3,500
                                   Varco International, Inc.+                                      4,600                     94,898
                                   Vintage Petroleum, Inc.                                         2,600                     31,278
                                   Westport Resources Corporation+                                 3,382                    100,987
                                   XTO Energy, Inc.                                                8,300                    234,890
                                                                                                                  -----------------
                                                                                                                          3,912,982

     Drugs & Medicine--10.1%       1-800 CONTACTS, INC.+                                             600                     12,600
                                   ABIOMED, Inc.+                                                  1,100                      7,601
                                   ALARIS Medical, Inc.+                                           2,500                     38,025
                                   AMERIGROUP Corporation+                                         1,000                     42,650
                                   ARIAD Pharmaceuticals, Inc.+                                    1,900                     14,155
                                   ATS Medical, Inc.+                                                900                      3,645
                                   AVANIR Pharmaceuticals (Class A)+                               3,000                      4,380
                                   AVANT Immunotherapeutics, Inc.+                                 2,900                      7,946
                                   AVI BioPharma, Inc.+                                            1,500                      6,105
                                   aaiPharma Inc.+                                                 1,400                     35,168
                                   Abaxis, Inc.+                                                   2,400                     43,488
                                   Abgenix, Inc.+                                                  3,500                     43,610
                                   Able Laboratories, Inc.+                                          600                     10,842
                                   Accredo Health, Incorporated+                                   1,703                     53,832
                                   Aclara Biosciences Inc.+                                        1,400                      5,110
                                   Advanced Medical Optics, Inc.+                                  2,900                     56,985
                                   Advanced Neuromodulation Systems, Inc.+                           900                     41,382
                                   AdvancePCS+                                                     4,200                    221,172
                                   Air Methods Corporation+                                        1,700                     15,266
                                   Albany Molecular Research, Inc.+                                1,300                     19,526
                                   Alexion Pharmaceuticals, Inc.+                                  1,700                     28,934
                                   Align Technology, Inc.+                                         1,900                     31,388

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
      Drugs & Medicine             Alkermes, Inc.+                                                 4,700          $          63,450
        (continued)                Alliance Imaging, Inc.+                                         1,700                      6,290
                                   Allos Therapeutics Inc.+                                        5,800                     20,822
                                   Allscripts Healthcare Solutions, Inc.+                            800                      4,256
                                   Alpharma, Inc. (Class A)                                        2,000                     40,200
                                   Amedisys, Inc.+                                                 1,500                     22,500
                                   American Healthways, Inc.+                                      2,800                     66,836
                                   American Medical Systems Holdings, Inc.+                        1,600                     34,880
                                   American Pharmaceutical Partners, Inc.+                           750                     25,200
                                   AmSurg Corp.+                                                   2,100                     79,569
                                   Amylin Pharmaceuticals, Inc.+                                   6,200                    137,764
                                   Andrx Group+                                                    3,700                     88,948
                                   Antigenics Inc.+                                                3,600                     40,752
                                   Aphton Corporation+                                             1,200                      7,200
                                   Apogent Technologies Inc.+                                      4,600                    105,984
                                   Apria Healthcare Group Inc.+                                    2,500                     71,175
                                   Aradigm Corporation+                                            8,200                     14,022
                                   ArQule, Inc.+                                                   1,200                      5,856
                                   Array BioPharma Inc.+                                           1,400                      7,966
                                   Arrow International, Inc.                                       1,200                     29,976
                                   ArthroCare Corporation+                                         1,600                     39,200
                                   Aspect Medical Systems, Inc.+                                     700                      7,987
                                   AtheroGenics, Inc.+                                               700                     10,465
                                   Atrix Laboratories, Inc.+                                       2,000                     48,080
                                   Avigen, Inc.+                                                   1,000                      5,880
                                   Barr Laboratories, Inc.+                                        3,079                    236,929
                                   Beckman Coulter Inc.                                            2,500                    127,075
                                   Beverly Enterprises, Inc.+                                      9,100                     78,169
                                   BioCryst Pharmaceuticals, Inc.+                                   200                      1,364
                                   BioLase Technology, Inc.+                                         800                     13,280
                                   BioMarin Pharmaceutical Inc.+                                   2,200                     17,092
                                   Biopure Corporation+                                            2,200                      5,236
                                   Biosite Diagnostics Incorporated+                               1,600                     46,320
                                   BioSource International, Inc.+                                    100                        677
                                   BioSpecifics Technologies Corp.+                                1,000                      1,460
                                   BioSphere Medical Inc.+                                           900                      3,591
                                   Birman Managed Care, Inc.+                                     11,900                          1
                                   Bone Care International, Inc.+                                    700                      8,918
                                   Bradley Pharmaceuticals, Inc.+                                    500                     12,715
                                   BriteSmile, Inc.+                                                 100                      2,503
                                   CIMA Labs Inc.+                                                 1,700                     55,454
                                   CNS, Inc.                                                       2,400                     32,880
                                   CONMED Corporation+                                             2,050                     48,790
                                   CTI Molecular Imaging, Inc.+                                    4,300                     72,713
                                   CV Therapeutics, Inc.+                                          1,400                     20,524
                                   CYTOGEN Corporation+                                            2,230                     24,262
                                   Calypte Biomedical Corporation+                                16,300                      7,498
                                   Cambrex Corporation                                             1,100                     27,786
                                   Cardiac Science, Inc.+                                          3,300                     13,167
                                   CardioDynamics International Corporation+                       1,800                     10,746
                                   CardioTech International, Inc.+                                 1,476                      7,970
                                   Caremark Rx, Inc.+                                             14,800                    374,884
                                   Cell Therapeutics, Inc.+                                        2,000                     17,400
                                   Centene Corporation+                                            1,850                     51,819
                                   Cephalon, Inc.+                                                 3,700                    179,117
                                   Cerus Corporation+                                                800                      3,632
                                   Charles River Laboratories International, Inc.+                 1,900                     65,227
                                   Cholestech Corporation+                                           700                      5,341
                                   ChromaVision Medical Systems, Inc.+                               100                        318
                                   Ciphergen Biosystems, Inc.+                                     1,100                     12,364
                                   CollaGenex Pharmaceuticals, Inc.+                               3,300                     36,993
                                   Columbia Laboratories, Inc.+                                    1,700                     10,710
                                   Community Health Care+                                          3,900                    103,662
                                   Compex Technologies, Inc.+                                      2,700                     22,572
                                   Computerized Thermal Imaging, Inc.+                             3,300                        858
                                   Conceptus, Inc.+                                                1,000                     10,620
                                   Conventry Health Care Inc.+                                     2,800                    180,572
                                   Cooper Companies, Inc.                                          1,200                     56,556
                                   Corautus Genetics Inc.+                                           142                        639
                                   Corixa Corporation+                                             4,000                     24,160
                                   CorVel Corporation+                                               100                      3,760
                                   Covance Inc.+                                                   2,700                     72,360
                                   CryoLife, Inc.+                                                 2,400                     13,872
                                   Cubist Pharmaceuticals, Inc.+                                   3,400                     41,344
                                   Curative Health Services, Inc.+                                   500                      6,900
                                   Curis, Inc.+                                                    2,300                     10,350
                                   Cyber-Care, Inc.+                                              12,900                         52
                                   Cytyc Corporation+                                              4,500                     61,920
                                   D & K Healthcare Resources, Inc.                                  900                     12,204

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
      Drugs & Medicine             DENTSPLY International Inc.                                     5,050          $         228,109
        (continued)                DUSA Pharmaceuticals, Inc.+                                       600                      3,030
                                   Dade Behring Holdings Inc.+                                     1,300                     46,462
                                   Datascope Corp.                                                 1,600                     57,360
                                   DaVita, Inc.+                                                   3,800                    148,200
                                   Daxor Corporation+                                                900                     13,275
                                   Deltagen, Inc.+                                                 1,400                         28
                                   Dendreon Corporation+                                           4,830                     38,930
                                   Diagnostic Products Corporation                                 1,100                     50,501
                                   Diametrics Medical, Inc.+                                         200                         55
                                   Digene Corporation+                                               900                     36,090
                                   Discovery Laboratories, Inc.+                                   3,800                     39,862
                                   Durect Corporation+                                               800                      2,064
                                   Dynacq Healthcare, Inc.+                                        2,000                     15,360
                                   EPIX Medical, Inc.+                                             2,000                     32,560
                                   E-Z-EM, Inc.                                                    1,400                     18,130
                                   Edwards Lifesciences Corporation+                               2,300                     69,184
                                   Emisphere Technologies, Inc.+                                   2,300                     12,604
                                   Endo Pharmaceuticals Holdings, Inc.+                            8,300                    159,858
                                   Endocardial Solutions, Inc.+                                    1,000                      7,200
                                   Endologix, Inc.+                                                  200                        794
                                   EntreMed, Inc.+                                                 4,300                     14,362
                                   Enzo Biochem, Inc.+                                               641                     11,480
                                   Enzon, Inc.+                                                    2,100                     25,200
                                   Eon Labs, Inc.+                                                 2,200                    112,090
                                   Esperion Therapeutics, Inc.+                                    2,500                     86,525
                                   Exact Sciences Corporation+                                       800                      8,096
                                   First Health Group Corp.+                                       6,500                    126,490
                                   First Horizon Pharmaceutical Corporation+                       1,750                     19,600
                                   Fischer Imaging Corporation+                                    1,300                      5,785
                                   Fonar Corporation+                                             17,300                     19,895
                                   Genaera Corporation+                                            5,800                     18,444
                                   Gene Logic Inc.+                                                1,500                      7,785
                                   Genelabs Technologies, Inc.+                                    2,000                      5,600
                                   Genentech, Inc.+                                               11,700                  1,094,769
                                   Genesis HealthCare Corporation+                                 1,750                     39,865
                                   Genome Therapeutics Corp.+                                      2,700                      8,451
                                   Gen-Probe Incorporated+                                         3,200                    116,704
                                   Genta Incorporated+                                             2,400                     24,984
                                   Genzyme Corporation+                                               39                      1,924
                                   Geron Corporation+                                              3,200                     31,904
                                   Gilead Sciences, Inc.+                                         10,300                    598,842
                                   Gliatech Inc.+                                                    100                          0
                                   GlycoGenesys, Inc.+                                               800                      1,200
                                   Guilford Pharmaceuticals Inc.+                                  4,700                     31,866
                                   Haemonetics Corporation+                                        1,200                     28,668
                                   Health Net Inc.+                                                5,300                    173,310
                                   Healthcare Services Group, Inc.                                   400                      7,716
                                   HealthExtras, Inc.+                                               800                     10,720
                                   HealthTronics Surgical Services, Inc.+                          1,100                      6,875
                                   Hemispherx Biopharma, Inc.+                                     1,300                      2,938
                                   Henry Schein, Inc.+                                             2,900                    195,982
                                   Hi-Tech Pharmacal Co., Inc.+                                    1,250                     29,375
                                   Hollis-Eden Pharmaceuticals, Inc.+                              1,900                     20,919
                                   Hologic, Inc.+                                                    900                     15,597
                                   Hooper Holmes, Inc.                                             2,600                     16,068
                                   Human Genome Sciences, Inc.+                                    5,900                     78,175
                                   Hydron Technologies, Inc.+                                      2,900                      2,117
                                   ICU Medical, Inc.+                                              1,700                     58,276
                                   IDEXX Laboratories, Inc.+                                       2,700                    124,956
                                   IGEN International, Inc.+                                       1,800                    106,038
                                   II-VI Incorporated+                                             1,300                     33,540
                                   ILEX Oncology, Inc.+                                            1,600                     34,000
                                   INAMED Corporation+                                             2,400                    115,344
                                   I-STAT Corporation+                                               800                     12,240
                                   IVAX Corporation+                                               8,950                    213,726
                                   I-Flow Corporation+                                             2,500                     34,775
                                   Imclone Systems+                                                4,221                    167,405
                                   Immucor, Inc.+                                                  2,700                     55,053
                                   ImmunoGen, Inc.+                                                1,900                      9,595
                                   Immunomedics, Inc.+                                             2,400                     10,944
                                   Impax Laboratories, Inc.+                                       3,600                     51,804
                                   Incyte Genomics, Inc.+                                          7,400                     50,616
                                   Indevus Pharmaceuticals, Inc.+                                  2,000                     11,780
                                   Inkine Pharmaceutical Company, Inc.+                            1,400                      6,678
                                   Insmed Incorporated+                                            4,200                     12,474
                                   Inspire Pharmaceuticals, Inc.+                                  1,500                     21,240
                                   Integra LifeSciences Holdings+                                  2,500                     71,575
                                   InterMune Inc.+                                                 2,600                     60,216

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
      Drugs & Medicine             Interpore International, Inc.+                                  3,200          $          41,600
        (continued)                IntraBiotics Pharmaceuticals, Inc.+                                16                        258
                                   Introgen Therapeutics, Inc.+                                    3,500                     29,610
                                   Intuitive Surgical, Inc.+                                       2,050                     35,035
                                   Invacare Corp.                                                  1,400                     56,518
                                   Inveresk Research Group, Inc.+                                    700                     17,311
                                   Inverness Medical Innovations, Inc.+                              828                     18,034
                                   Isis Pharmaceuticals, Inc.+                                     5,100                     33,150
                                   K-V Pharmaceutical Company (Class A)+                           1,800                     45,900
                                   Kendle International Inc.+                                      1,200                      7,608
                                   Kensey Nash Corporation+                                        1,600                     37,200
                                   Kindred Healthcare, Inc.+                                       1,600                     83,168
                                   Kyphon Inc.+                                                    1,900                     47,177
                                   LCA-Vision Inc.+                                                1,700                     35,989
                                   La Jolla Pharmaceutical Company+                                2,000                      8,580
                                   Laboratory Corporation of America Holdings+                     6,800                    251,260
                                   Landauer, Inc.                                                    100                      4,078
                                   The Langer Biomechanics Group, Inc.+                              300                      1,020
                                   Large Scale Biology Corp.+                                      1,000                      1,840
                                   LecTec Corporation+                                               800                        616
                                   Lexicon Genetics Incorporated+                                  2,100                     12,369
                                   Life Medical Sciences, Inc.+                                    8,500                      2,975
                                   Lifecore Biomedical, Inc.+                                        700                      4,214
                                   LifePoint Hospitals, Inc.+                                      3,100                     91,295
                                   Ligand Pharmaceuticals Incorporated (Class B)+                  3,600                     52,884
                                   Lincare Holdings Inc.+                                          6,200                    186,186
                                   MGI Pharma, Inc.+                                               1,800                     74,070
                                   MIM Corporation+                                                1,100                      7,733
                                   MacroChem Corporation+                                          1,100                        924
                                   Magellan Health Services, Inc.+                                 1,400                        105
                                   Mannatech, Incorporated+                                        1,300                     14,118
                                   Martek Biosciences Corporation+                                 2,200                    142,934
                                   Maxim Pharmaceuticals, Inc.+                                      900                      8,010
                                   Medarex, Inc.+                                                  3,600                     22,428
                                   MedCath Corporation+                                            1,300                     13,598
                                   The Med-Design Corporation+                                       600                      2,700
                                   Medical Action Industries Inc.+                                 2,000                     37,420
                                   The Medicines Company+                                          2,200                     64,812
                                   Medicis Pharmaceutical (Class A)                                1,400                     99,820
                                   Medis Technologies Ltd.+                                        1,030                     11,021
                                   MedQuist Inc.+                                                  1,000                     16,060
                                   MedSource Technologies, Inc.+                                   4,500                     20,250
                                   Medwave, Inc.+                                                    300                      1,725
                                   Mentor Corporation                                              2,800                     67,368
                                   Meridian Bioscience, Inc.                                         700                      7,301
                                   Merit Medical Systems, Inc.+                                    1,268                     28,226
                                   Mid Atlantic Medical Services, Inc.+                            2,400                    155,520
                                   Millennium Pharmaceuticals, Inc.+                              14,473                    270,211
                                   Mine Safety Appliances Company                                    500                     39,755
                                   Molecular Devices Corporation+                                  1,000                     18,990
                                   Mylan Laboratories, Inc.                                       13,050                    329,643
                                   Myriad Genetics, Inc.+                                          1,300                     16,718
                                   NBTY Inc.+                                                      4,200                    112,812
                                   NPS Pharmaceuticals, Inc.+                                      1,700                     52,258
                                   Nabi Biopharmaceuticals+                                        4,900                     62,279
                                   National Dentex Corporation+                                      100                      2,400
                                   National Healthcare Corporation+                                  400                      7,960
                                   Natrol, Inc.+                                                     400                      1,116
                                   Natures Sunshine Products, Inc.                                   800                      6,760
                                   NeighborCare, Inc.+                                             3,500                     69,125
                                   Nektar Therapeutics+                                            4,600                     62,606
                                   NeoPharm, Inc.+                                                   786                     14,400
                                   Neose Technologies, Inc.+                                       1,100                     10,120
                                   Neurocrine Biosciences, Inc.+                                   2,700                    147,258
                                   Neurogen Corporation+                                             900                      7,570
                                   Northfield Laboratories Inc.+                                   1,900                     12,559
                                   Novavax, Inc.+                                                  2,400                     14,400
                                   Noven Pharmaceuticals, Inc.+                                    2,300                     34,983
                                   Nutraceutical International Corporation+                        2,600                     28,652
                                   Nuvelo, Inc.+                                                   4,864                     16,878
                                   OSI Pharmaceuticals, Inc.+                                      1,573                     50,666
                                   OSI Pharmaceuticals (Contingent Value Rights)                   1,300                          0
                                   Oakley, Inc.                                                    2,500                     34,600
                                   Ocular Sciences, Inc.+                                          1,400                     40,194
                                   Odyssey Healthcare, Inc.+                                       1,650                     48,279
                                   Omnicare, Inc.                                                  6,400                    258,496
                                   Onyx Pharmaceuticals, Inc.+                                     2,300                     64,929
                                   OraSure Technologies, Inc.+                                     1,500                     11,940
                                   Orthodontic Centers of America, Inc.+                           2,100                     16,905
                                   OrthoLogic Corp.+                                               6,000                     36,780

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
      Drugs & Medicine             Owens & Minor, Inc.                                             1,600          $          35,056
        (continued)                Oxford Health Plans, Inc.                                       3,900                    169,650
                                   PAREXEL International Corporation+                              1,800                     29,268
                                   POZEN Inc.+                                                     1,100                     11,220
                                   PRAECIS Pharmaceuticals Incorporated+                           2,500                     16,100
                                   PSS World Medical, Inc.+                                        6,400                     77,248
                                   PacifiCare Health Systems, Inc.+                                1,700                    114,920
                                   Pain Therapeutics, Inc.+                                        1,100                      7,645
                                   Patterson Dental Company+                                       4,200                    269,472
                                   Pediatrix Medical Group, Inc.+                                  1,200                     66,108
                                   Penwest Pharmaceuticals Co.+                                    2,500                     43,200
                                   Peregrine Pharmaceuticals, Inc.+                               14,900                     32,929
                                   Perrigo Company                                                 3,300                     51,876
                                   Pharmaceutical Product Development, Inc.+                       4,300                    115,971
                                   Pharmaceutical Resources, Inc.+                                 1,500                     97,725
                                   Pharmacopeia, Inc.+                                             1,600                     22,736
                                   Pharmacyclics, Inc.+                                            2,500                     18,500
                                   Pharmos Corporation+                                            8,100                     28,188
                                   Physiometrix, Inc.+                                               100                        219
                                   PolyMedica Corporation                                          1,200                     31,572
                                   Priority Healthcare Corporation (Class B)+                      3,700                     89,207
                                   Progenics Pharmaceuticals, Inc.+                                  500                      9,430
                                   Protein Design Labs, Inc.+                                      4,100                     73,390
                                   Proterion Corporation+                                          4,600                      2,162
                                   Province Healthcare Company+                                    1,900                     30,400
                                   ProxyMed, Inc.+                                                   300                      5,247
                                   Psychemedics Corporation                                          125                      1,171
                                   Psychiatric Solutions, Inc.+                                      266                      5,559
                                   Q-Med, Inc.+                                                      700                      7,861
                                   Radiologix, Inc.+                                               1,100                      3,729
                                   Regeneration Technologies, Inc.+                                3,500                     38,360
                                   Regeneron Pharmaceuticals, Inc.+                                2,100                     30,891
                                   RehabCare Group, Inc.+                                            800                     17,008
                                   Renal Care Group, Inc.+                                         3,700                    152,440
                                   Res-Care, Inc.+                                                 1,200                      9,720
                                   ResMed Inc.+                                                    1,700                     70,618
                                   Respironics, Inc.+                                              2,500                    112,725
                                   Rita Medical Systems, Inc.+                                       900                      4,005
                                   SICOR Inc.+                                                     7,500                    204,000
                                   STAAR Surgical Company+                                         2,400                     27,024
                                   STERIS Corporation+                                             3,200                     72,320
                                   Salix Pharmaceuticals, Ltd.+                                      800                     18,136
                                   Sangamo Biosciences, Inc.+                                      1,300                      7,202
                                   Savient Pharmaceuticals Inc.+                                   3,000                     13,830
                                   SciClone Pharmaceuticals, Inc.+                                 1,300                      8,814
                                   Select Medical Corporation                                      3,200                     52,096
                                   Sepracor Inc.+                                                  3,900                     93,327
                                   Serologicals Corporation+                                       1,200                     22,320
                                   Sierra Health Services, Inc.+                                   2,400                     65,880
                                   Sirna Therapeutics, Inc.+                                         215                      1,118
                                   Sola International Inc.+                                        1,000                     18,800
                                   Sonic Innovations, Inc.+                                        1,000                      6,450
                                   SonoSite, Inc.+                                                   700                     15,008
                                   Sparta Surgical Corporation+                                    1,900                          0
                                   Specialty Laboratories, Inc.+                                     900                     15,111
                                   Spectrum Pharmaceuticals Inc.+                                     16                        134
                                   Star Scientific, Inc.+                                          4,600                      8,464
                                   Sunrise Assisted Living, Inc.+                                  1,300                     50,362
                                   Sunrise Technologies International, Inc.+                         400                          2
                                   SuperGen, Inc.+                                                 3,800                     41,800
                                   SurModics, Inc.+                                                1,900                     45,410
                                   Sybron Dental Specialties, Inc.+                                  900                     25,290
                                   Synovis Life Technologies, Inc.+                                1,400                     28,476
                                   Tanox, Inc.+                                                    3,900                     57,915
                                   Targeted Genetics Corporation+                                  8,500                     18,615
                                   Techne Corporation+                                             2,000                     75,560
                                   Therasense, Inc.+                                               2,000                     40,600
                                   Third Wave Technologies+                                        1,900                      8,645
                                   Thoratec Laboratories Corporation+                              4,200                     54,642
                                   Titan Pharmaceuticals, Inc.+                                    2,800                      8,148
                                   Transgenomic, Inc.+                                               900                      1,800
                                   Transkaryotic Therapies, Inc.+                                  2,500                     39,025
                                   Triad Hospitals, Inc.+                                          2,946                     98,013
                                   Trimeris, Inc.+                                                 1,900                     39,862
                                   TriPath Imaging, Inc.+                                          1,600                     12,480
                                   Tripos, Inc.+                                                     700                      4,683
                                   Twinlab Corporation+                                              400                          8
                                   US Oncology, Inc.+                                              9,000                     96,840

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
      Drugs & Medicine             U.S. Physical Therapy, Inc.+                                      600          $           9,438
        (concluded)                USANA Health Sciences, Inc.+                                    1,800                     55,080
                                   United Surgical Partners International, Inc.+                   1,400                     46,872
                                   United Therapeutics Corporation+                                2,700                     61,965
                                   Universal Display Corporation+                                  1,100                     15,037
                                   Universal Health Services, Inc. (Class B)                       3,600                    193,392
                                   Urologix, Inc.+                                                   700                      4,620
                                   Utah Medical Products, Inc.+                                    1,100                     28,512
                                   VCA Antech, Inc.+                                                 900                     27,882
                                   VISX, Incorporated+                                             2,300                     53,245
                                   VIVUS, Inc.+                                                      200                        758
                                   Valeant Pharmaceuticals International                           3,900                     98,085
                                   Valentis, Inc.+                                                   193                        521
                                   Varian Medical Systems, Inc.+                                   3,100                    214,210
                                   Vasomedical, Inc.+                                              2,300                      2,553
                                   VaxGen, Inc.+                                                   2,800                     22,176
                                   Ventana Medical Systems, Inc.+                                  1,600                     63,040
                                   Vertex Pharmaceuticals Incorporated+                            2,862                     29,278
                                   Viasys Healthcare Inc.+                                           300                      6,180
                                   Vical Incorporated+                                             1,000                      4,920
                                   Vicuron Pharmaceuticals Inc.+                                   1,200                     22,380
                                   Vion Pharmaceuticals, Inc.+                                     4,400                      6,776
                                   Viragen, Inc.+                                                 13,900                      3,336
                                   ViroPharma Incorporated+                                          900                      2,502
                                   Vital Signs, Inc.                                               1,500                     49,050
                                   West Pharmaceutical Services, Inc.                                700                     23,730
                                   Women First HealthCare, Inc.+                                   1,200                      1,788
                                   Wright Medical Group, Inc.+                                     1,400                     42,616
                                   XOMA Ltd.+                                                      2,000                     13,200
                                   Zila, Inc.+                                                     7,300                     29,857
                                   Zoll Medical Corporation+                                         400                     14,192
                                   Zymogentics, Inc.+                                                900                     13,950
                                                                                                                  -----------------
                                                                                                                         17,495,783

     Electronics--6.8%             ACE*COMM Corporation+                                              56                        137
                                   ADE Corporation+                                                1,900                     35,188
                                   ANADIGICS, Inc.+                                                2,200                     13,112
                                   APAC Customer Services Inc.+                                    2,000                      5,200
                                   APW Ltd.+                                                       3,800                          0
                                   ATMI, Inc.+                                                     3,000                     69,420
                                   AVX Corporation                                                 7,400                    122,988
                                   AXT, Inc.+                                                      1,200                      3,732
                                   Actel Corp.+                                                    2,000                     48,200
                                   Acuity Brands, Inc.                                               800                     20,640
                                   Acxiom Corp.+                                                   6,100                    113,277
                                   Advanced Fibre Communications, Inc.+                            3,900                     78,585
                                   Advanced Power Technology, Inc.+                                  500                      4,320
                                   Agere Systems Inc. (Class A)+                                  85,100                    259,555
                                   Agilysys, Inc.                                                  2,200                     24,530
                                   Airnet Communications Corporation+                                200                        170
                                   Alliance Fiber Optic Products, Inc.+                            1,400                      2,366
                                   Alliance Semiconductor Corporation+                             5,100                     36,261
                                   Alliant Techsystems Inc.+                                       2,362                    136,429
                                   American Physicians Capital, Inc.+                                400                      7,360
                                   American Technical Ceramics Corp.+                                100                        779
                                   Amkor Technology, Inc.+                                         9,900                    180,279
                                   Amphenol Corp. (Class A)+                                       2,200                    140,646
                                   Amtech Systems, Inc.+                                             100                        576
                                   Anaren Microwave, Inc.+                                         1,200                     16,944
                                   Anixter International Inc.+                                     1,800                     46,584
                                   Applera Corporation - Celera Genomics Group+                    2,700                     37,557
                                   Arris Group Inc.+                                               6,300                     45,612
                                   Arrow Electronics, Inc.+                                        4,600                    106,444
                                   Artisan Components, Inc.+                                       1,800                     36,900
                                   Aspect Communications Corporation+                              4,600                     72,496
                                   Asyst Technologies, Inc.+                                       3,300                     57,255
                                   Atmel Corporation+                                             21,100                    126,811
                                   Audiovox Corporation (Class A)+                                   200                      2,568
                                   Avanex Corporation+                                             3,400                     16,966
                                   Avid Technology, Inc.+                                          2,000                     96,000
                                   Avnet, Inc.+                                                    4,574                     99,073
                                   Aware, Inc.+                                                      900                      2,615
                                   Axcelis Technologies, Inc.+                                     7,300                     74,606
                                   Axsys Technologies, Inc.+                                         100                      1,419
                                   BEI Technologies, Inc.                                            300                      6,000
                                   Badger Meter, Inc.                                                100                      3,815
                                   Bel Fuse Inc. (Class A)                                           900                     26,910
                                   Belden Inc.                                                     1,200                     25,308
                                   Bell Microproducts Inc.+                                        1,000                      9,060

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
        Electronics                Benchmark Electronics, Inc.+                                    1,800          $          62,658
        (continued)                Boston Acoustics, Inc.                                            200                      2,202
                                   Brooks Automation, Inc.+                                        2,796                     67,579
                                   Bruker BioSciences Corporation+                                 5,900                     26,845
                                   C&D Technologies, Inc.                                          1,100                     21,087
                                   CCC Information Services Group Inc.+                            1,267                     21,412
                                   C-COR.net Corp.+                                                1,800                     20,034
                                   CEVA, Inc.+                                                       900                      9,360
                                   CHRONIMED Inc.+                                                   200                      1,696
                                   CMGI Inc.+                                                     15,700                     27,946
                                   CTS Corporation                                                 1,600                     18,400
                                   Cable Design Technology+                                        2,600                     23,374
                                   Cabot Microelectronics Corporation+                             1,700                     83,300
                                   Cadence Design Systems, Inc.+                                  12,400                    222,952
                                   California Amplifier, Inc.+                                     3,700                     52,059
                                   California Micro Devices Corporation+                           2,000                     18,260
                                   Caliper Technologies Corp.+                                     1,300                      8,554
                                   Captaris Inc.+                                                  5,200                     29,224
                                   Celeritek, Inc.                                                   500                      3,710
                                   Cepheid, Inc.+                                                  1,600                     15,328
                                   Champion Industries, Inc.                                         700                      2,876
                                   Checkpoint Systems, Inc.+                                       2,100                     39,711
                                   ChipPAC, Inc.+                                                  6,600                     50,094
                                   Cirrus Logic, Inc.+                                             4,100                     31,447
                                   Coherent, Inc.+                                                 2,300                     54,740
                                   Cohu, Inc.                                                      1,300                     24,895
                                   CommScope, Inc.+                                                2,500                     40,825
                                   Computer Network Technology Corporation+                        1,500                     14,310
                                   Comtech Telecommunications Corp.+                               1,500                     43,305
                                   Conexant Systems, Inc.+                                        12,900                     64,113
                                   Corvis Corporation+                                            14,700                     24,990
                                   Cox Radio, Inc. (Class A)+                                      1,600                     40,368
                                   Credence Systems Corporation+                                   4,600                     60,536
                                   Cree, Inc.+                                                     3,400                     60,146
                                   Cubic Corporation                                               1,300                     29,900
                                   Cyberonics, Inc.+                                               1,900                     60,819
                                   Cymer, Inc.+                                                    2,600                    120,094
                                   Cypress Semiconductor Corporation+                              5,700                    121,752
                                   DSP Group, Inc.+                                                2,200                     54,802
                                   Daktronics, Inc.+                                               2,200                     55,352
                                   Dataram Corporation+                                              100                        432
                                   Dionex Corporation+                                             1,600                     73,632
                                   Ducommun Incorporated+                                            500                     11,175
                                   DuPont Photomasks, Inc.+                                        2,000                     48,280
                                   Dynamic Research Corporation+                                   1,400                     22,582
                                   EMCORE Corporation+                                             1,900                      8,949
                                   EMS Technologies, Inc.+                                           500                     10,270
                                   ESS Technology, Inc.+                                           2,300                     39,123
                                   Electro Scientific Industries, Inc.+                            1,500                     35,700
                                   Electroglas, Inc.+                                              1,700                      6,205
                                   Electronics for Imaging, Inc.+                                  4,300                    111,886
                                   eMagin Corporation+                                               200                        276
                                   Emulex Corporation+                                             3,700                     98,716
                                   Energizer Holdings, Inc.+                                       4,000                    150,240
                                   Energy Conversion Devices, Inc.+                                1,100                      9,933
                                   Entrada Networks, Inc.+                                            25                          4
                                   Exar Corporation+                                               4,200                     71,736
                                   Excel Technology, Inc.+                                           100                      3,286
                                   FARO Technologies, Inc.+                                        1,900                     47,462
                                   FEI Company+                                                    2,000                     45,000
                                   FLIR Systems, Inc.+                                             1,600                     58,400
                                   FSI International, Inc.+                                        5,100                     37,638
                                   Fairchild Semiconductor Corporation+                            4,800                    119,856
                                   FormFactor Inc.+                                                  900                     17,820
                                   FuelCell Energy, Inc.+                                          2,500                     32,500
                                   GTC Biotherapeutics, Inc.+                                      1,400                      4,466
                                   General Cable Corporation+                                      1,600                     13,040
                                   Gerber Scientific, Inc.+                                          900                      7,164
                                   Getty Images, Inc.+                                             2,700                    135,351
                                   Glenayre Technologies, Inc.+                                      500                      1,345
                                   GlobespanVirata, Inc.+                                          6,318                     37,150
                                   Glowpoint, Inc.+                                                  200                        350
                                   Harman International Industries, Incorporated                   3,200                    236,736
                                   Harmonic Inc.+                                                  3,600                     26,100
                                   Harris Corporation                                              2,600                     98,670
                                   Harvard Bioscience, Inc.+                                       1,520                     13,528
                                   Hearst-Argyle Television, Inc.                                  3,700                    101,972
                                   Herley Industries, Inc.+                                        1,950                     40,365
                                   hi/fn, inc.+                                                      400                      4,760

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
        Electronics                Hollywood Entertainment Corporation+                            5,200          $          71,500
        (continued)                Hughes Electronics Corporation+                                48,405                    801,105
                                   Hungarian Telephone and Cable Corp.+                              600                      5,916
                                   Hutchinson Technology Incorporated+                             1,800                     55,332
                                   IXYS Corporation+                                                 200                      1,870
                                   Illumina, Inc.+                                                 1,700                     11,985
                                   Innovex, Inc.+                                                  2,500                     21,075
                                   Integrated Circuit Systems, Inc.+                               3,400                     96,866
                                   Integrated Silicon Solution, Inc.+                              1,300                     20,371
                                   Interactive Data Corporation+                                   4,500                     74,520
                                   Interlink Electronics, Inc.+                                      100                        702
                                   Intermagnetics General Corporation+                             1,702                     37,716
                                   International Rectifier Corp.+                                  2,800                    138,348
                                   Intersil Holding Corporation (Class A)                          6,396                    158,941
                                   Itron, Inc.+                                                    2,200                     40,392
                                   Ixia+                                                           2,100                     24,570
                                   Keithley Instruments, Inc.                                        600                     10,980
                                   Kemet Corp.+                                                    3,300                     45,177
                                   Kopin Corporation+                                              3,900                     26,169
                                   Kulicke and Soffa Industries+                                   2,400                     34,512
                                   LAM Research Corp.+                                             7,500                    242,250
                                   LCC International, Inc. (Class A)+                                100                        536
                                   Lattice Semiconductor Corporation+                              8,700                     84,216
                                   LeCroy Corporation+                                               500                      9,005
                                   LightPath Technologies, Inc. (Class A)+                           100                        279
                                   Littelfuse Inc.+                                                  600                     17,292
                                   MEMC Electronic Materials, Inc.+                               10,500                    101,010
                                   MKS Instruments, Inc.+                                          2,453                     71,137
                                   MRV Communications, Inc.+                                       5,587                     21,007
                                   MTS Systems Corporation                                         2,600                     49,998
                                   M~WAVE, Inc.+                                                     100                         53
                                   Macromedia, Inc.+                                               2,860                     51,022
                                   Manufacturers' Services Limited+                                  200                      1,216
                                   Mattson Technology, Inc.+                                       1,800                     21,996
                                   Maxwell Technologies, Inc.+                                       400                      2,840
                                   Mercury Computer Systems, Inc.+                                 1,400                     34,860
                                   Mestek, Inc.+                                                     500                      9,630
                                   Methode Electronics Inc.                                        2,100                     25,683
                                   Microsemi Corporation+                                          1,700                     41,786
                                   Microtune, Inc.+                                                5,400                     13,230
                                   Monolithic System Technology, Inc.+                               400                      3,420
                                   Mykrolis Corporation+                                           2,500                     40,200
                                   NETGEAR, Inc.+                                                    200                      3,198
                                   Nanogen, Inc.+                                                  3,300                     29,733
                                   Nanometrics Incorporated+                                         600                      8,826
                                   Nanophase Technologies Corporation+                               600                      4,854
                                   NeoMagic Corporation+                                           1,600                      4,416
                                   Neoware Systems, Inc.+                                            700                      9,590
                                   Netopia, Inc.+                                                  3,400                     49,572
                                   New Focus, Inc.+                                                8,100                     40,662
                                   Newport Corporation+                                            1,700                     28,101
                                   North Coast Energy, Inc.+                                         500                      5,346
                                   Novoste Corporation+                                              800                      3,832
                                   Nu Horizons Electronics Corp.+                                    800                      7,840
                                   ON Semiconductor Corporation+                                  13,900                     89,655
                                   OSI Systems, Inc.+                                                700                     13,447
                                   OmniVision Technologies, Inc.+                                  1,100                     60,775
                                   Oplink Communications, Inc.+                                    1,800                      4,302
                                   Optical Communication Products, Inc.+                             400                      1,480
                                   P-Com, Inc.+                                                      120                         16
                                   PDF Solutions, Inc.+                                              200                      2,980
                                   PLX Technology, Inc.+                                           1,100                      9,735
                                   Park Electrochemical Corp.                                        950                     25,166
                                   ParkerVision, Inc.+                                               800                      7,832
                                   Parlex Corporation+                                             1,100                      8,701
                                   Paxson Communications Corporation+                              2,900                     11,165
                                   Pemstar Inc.+                                                   1,500                      4,935
                                   Pericom Semiconductor Corporation+                              1,000                     10,660
                                   Photon Dynamics, Inc.+                                          1,100                     44,264
                                   Pinnacle Systems, Inc.+                                         2,400                     20,472
                                   Pixelworks, Inc.+                                               1,700                     18,768
                                   Planar Systems Inc.+                                              700                     17,024
                                   Plantronics, Inc.+                                              1,900                     62,035
                                   Plexus Corporation+                                             1,500                     25,755
                                   Powell Industries, Inc.+                                          500                      9,575
                                   Power Integrations, Inc.+                                       1,600                     53,536
                                   Powerwave Technologies, Inc.+                                   2,400                     18,360
                                   Preformed Line Products Company                                   900                     25,893
                                   Proxim Corporation (Class A)+                                  14,129                     23,595

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
        Electronics                Quantum Corporation-DLT & Storage Systems+                      6,100          $          19,032
        (concluded)                QuickLogic Corporation+                                           200                        994
                                   REMEC, Inc.+                                                    5,200                     43,732
                                   RF Micro Devices, Inc.+                                        11,800                    118,590
                                   RadiSys Corporation+                                              700                     11,802
                                   Rambus Inc.+                                                    6,400                    196,480
                                   Rayovac Corporation+                                            1,200                     25,140
                                   Robotic Vision Systems, Inc.+                                      80                        256
                                   Rofin-Sinar Technologies, Inc.+                                 1,700                     58,752
                                   Rudolph Technologies, Inc.+                                       900                     22,086
                                   SAFLINK Corporation+                                            3,300                      8,877
                                   SBS Technologies, Inc.+                                           100                      1,471
                                   SCM Microsystems, Inc.+                                           800                      6,176
                                   SIPEX Corporation+                                              1,100                      8,481
                                   The Sagemark Companies Ltd.+                                    1,200                      2,040
                                   ScanSoft, Inc.+                                                 4,318                     22,972
                                   Seagate Technology+                                             2,900                     54,810
                                   Semitool, Inc.+                                                   500                      5,361
                                   Semtech Corporation+                                            2,700                     61,371
                                   Sigmatel Incorporated+                                          2,900                     71,572
                                   Silicon Image, Inc.+                                            3,300                     23,859
                                   Silicon Laboratories Inc.+                                      3,100                    133,982
                                   Silicon Storage Technology, Inc.+                               3,700                     40,700
                                   Siliconix Incorporated+                                         1,500                     68,550
                                   SimpleTech, Inc.+                                                 600                      3,606
                                   Sirenza Microdevices, Inc.+                                     3,300                     15,840
                                   Skyworks Solutions, Inc.+                                       6,400                     55,680
                                   Somera Communications, Inc.+                                    2,500                      4,000
                                   SpectraLink Corporation                                         2,100                     40,257
                                   Standard Microsystems Corporation+                              1,900                     48,070
                                   Stratex Networks, Inc.+                                         4,000                     17,000
                                   Suntron Corp.+                                                    200                        860
                                   Superconductor Technologies Inc.+                                 220                      1,228
                                   Superior TeleCom Inc.+                                            100                          0
                                   Supertex, Inc.+                                                   100                      1,910
                                   SymmetriCom, Inc.+                                              1,176                      8,561
                                   Synaptics Incorporated+                                           300                      4,494
                                   THQ Inc.+                                                       2,900                     49,039
                                   TTM Technologies, Inc.+                                         1,000                     16,880
                                   Taser International, Inc+                                         600                     49,350
                                   Technitrol, Inc.+                                               1,100                     22,814
                                   Tekelec+                                                        3,000                     46,650
                                   Terayon Communication Systems, Inc.+                            4,200                     18,900
                                   Therma-Wave Inc.+                                               6,400                     37,760
                                   Three-Five Systems, Inc.+                                         900                      4,716
                                   Tollgrade Communications, Inc.+                                   700                     12,271
                                   Transmeta Corporation+                                         12,600                     42,840
                                   TranSwitch Corporation+                                         3,600                      8,280
                                   Tripath Technology Inc.+                                        1,700                     11,730
                                   TriQuint Semiconductor, Inc.+                                   4,845                     34,254
                                   Tvia, Inc.+                                                       200                        470
                                   Tweeter Home Entertainment Group, Inc.+                         1,200                     11,340
                                   Ultralife Batteries, Inc.+                                      2,200                     27,236
                                   Ultratech Stepper, Inc.+                                        2,100                     61,677
                                   United Industrial Corporation                                     600                     10,830
                                   Unitil Corporation                                                600                     15,480
                                   Valence Technology, Inc.+                                       1,800                      6,750
                                   Varian Inc.+                                                    2,200                     91,806
                                   Varian Semiconductor Equipment Associates, Inc.+                2,300                    100,487
                                   ViaSat, Inc.+                                                   1,300                     24,882
                                   Vicor Corporation+                                              1,800                     20,538
                                   Virage Logic Corporation+                                         300                      3,051
                                   Vishay Intertechnology, Inc.+                                   6,926                    158,605
                                   Vitesse Semiconductor Corporation+                              9,900                     58,113
                                   Vyyo Inc.+                                                         66                        563
                                   WJ Communications, Inc.+                                        6,300                     32,250
                                   Western Digital Corporation+                                   10,100                    119,079
                                   Western Wireless Corporation (Class A)+                         4,900                     89,964
                                   Wilson Greatbatch Technologies, Inc.+                             800                     33,816
                                   Xicor, Inc.+                                                      900                     10,206
                                   YDI Wireless, Inc.+                                                75                        409
                                   Zebra Technologies Corporation (Class A)+                       3,200                    212,384
                                   Zhone Technologies, Inc.+                                       4,325                     21,279
                                   Zoran Corporation+                                              2,561                     44,536
                                                                                                                  -----------------
                                                                                                                         11,734,482

   Energy & Raw Materials--2.3%    APCO Argentina Inc.                                             1,000                     26,510
                                   Alliance Resource Partners, LP                                  1,500                     51,570
                                   Altair Nanotechnologies, Inc.+                                    800                      2,104

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
   Energy & Raw Materials          Arabian American Development Company+                           3,600          $             180
        (concluded)                Arch Coal, Inc.                                                 4,000                    124,680
                                   AstroPower, Inc.+                                               1,250                        813
                                   Atwood Oceanics, Inc.+                                            700                     22,358
                                   Barnwell Industries, Inc.                                         100                      3,150
                                   Brigham Exploration Company+                                    6,900                     55,400
                                   Buckeye Partners, LP                                              800                     36,280
                                   CARBO Ceramics Inc.                                               300                     15,375
                                   Cabot Oil & Gas Corporation                                     2,400                     70,440
                                   Cimarex Energy Co.+                                             1,481                     39,528
                                   Cooper Cameron Corporation+                                     3,700                    172,420
                                   Dawson Geophysical Company+                                       200                      1,500
                                   Denbury Resources Inc.+                                         4,500                     62,595
                                   Dril-Quip, Inc.+                                                  700                     11,410
                                   ENSCO International Incorporated                                6,820                    185,299
                                   Emex Corporation+                                               4,203                         42
                                   Enterprise Products Partners LP                                10,000                    245,500
                                   Evergreen Resources, Inc.+                                      1,400                     45,514
                                   The Exploration Company of Delaware+                            1,000                      6,080
                                   FMC Technologies,  Inc.+                                        2,800                     65,240
                                   Forest Oil Corporation+                                         1,900                     54,283
                                   Friede Goldman Halter, Inc.+                                      500                          0
                                   Grant Prideco, Inc.+                                            4,400                     57,288
                                   Grey Wolf, Inc.+                                               14,300                     53,482
                                   Hanover Compressor Company+                                     2,349                     26,191
                                   Headwaters Incorporated+                                        3,300                     64,746
                                   Helmerich & Payne, Inc.                                         2,300                     64,239
                                   Horizon Offshore, Inc.+                                         4,800                     21,120
                                   Hydril Company+                                                 2,800                     67,004
                                   Inergy, LP                                                      1,000                     49,500
                                   Joy Global Inc.                                                 2,300                     60,145
                                   Kestrel Energy, Inc.+                                             900                        297
                                   Key Energy Services, Inc.+                                      6,600                     68,046
                                   Kirby Corporation+                                              1,200                     41,856
                                   Liquidmetal Technologies+                                       2,100                      5,964
                                   Lufkin Industries, Inc.                                           300                      8,637
                                   Lynx Therapeutics, Inc.+                                           14                         88
                                   MAXXAM Inc.+                                                      600                     11,370
                                   Massey Energy Company                                           3,700                     76,960
                                   McDermott International, Inc.+                                    200                      2,390
                                   NL Industries, Inc.                                             2,400                     28,080
                                   Newpark Resources, Inc.+                                        3,800                     18,202
                                   Noble Energy, Inc.                                              3,300                    146,619
                                   Offshore Logistics, Inc.+                                       1,500                     36,780
                                   Oil States International, Inc.+                                   600                      8,364
                                   Pacific Gulf Resources+                                           100                          5
                                   Parker Drilling Company+                                       10,900                     27,795
                                   Peabody Energy Corporation                                      2,100                     87,591
                                   Penn Virginia Corporation                                         400                     22,260
                                   Petroleum Development Corporation+                              3,300                     78,210
                                   Petrominerals Corporation+                                      1,100                        215
                                   Plains All American Pipeline, LP                                2,800                     90,888
                                   Plains Resources Inc.+                                          1,400                     22,470
                                   Prima Energy Corporation+                                         650                     22,854
                                   Prolong International Corporation+                              5,700                      2,223
                                   Quantum Fuel Systems Technologies Worldwide, Inc.+              1,300                     10,452
                                   RGC Resources, Inc.                                               100                      2,285
                                   Range Resources Corporation                                     4,500                     42,525
                                   Reliant Resources, Inc.+                                       12,500                     92,000
                                   SEACOR SMIT Inc.+                                               1,000                     42,030
                                   Smith International, Inc.+                                      4,800                    199,296
                                   Southwestern Energy Company+                                    3,100                     74,090
                                   Swift Energy Company+                                           1,900                     32,015
                                   TC Pipelines, LP                                                1,100                     36,079
                                   Tidewater Inc.                                                  3,700                    110,556
                                   Tom Brown, Inc.+                                                3,800                    122,550
                                   Trico Marine Services, Inc.+                                    5,700                     10,203
                                   USEC Inc.                                                       3,900                     32,760
                                   Unit Corporation+                                               1,800                     42,390
                                   Valero Energy Corporation                                       5,200                    240,968
                                   W-H Energy Services, Inc.+                                      2,500                     40,500
                                   Weatherford International Ltd.+                                 6,700                    241,200
                                   Western Gas Resources, Inc.                                     1,500                     70,875
                                   World Fuel Services Corporation                                   400                     13,580
                                   Xanser Corporation+                                             1,300                      3,081
                                                                                                                  -----------------
                                                                                                                          4,029,585

  Energy & Utilities--2.7%         AGL Resources Inc.                                              4,300                    125,130
                                   ALLETE, Inc.                                                    3,900                    119,340

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
     Energy & Utilities            Active Power, Inc.+                                             3,500          $          10,150
        (concluded)                Alliant Energy Corporation                                      6,200                    154,380
                                   American States Water Company                                     150                      3,750
                                   Aquila, Inc.+                                                   7,810                     26,476
                                   Artesian Resources Corporation (Class A)                          150                      4,179
                                   Atmos Energy Corporation                                        4,100                     99,630
                                   Avista Corporation                                              1,100                     19,932
                                   BIW Limited                                                       200                      3,820
                                   Beacon Power Corporation+                                       7,730                      8,426
                                   Black Hills Corporation                                         1,100                     32,813
                                   CH Energy Group, Inc.                                             900                     42,210
                                   California Water Service Group                                    500                     13,700
                                   Cascade Natural Gas Corporation                                   100                      2,109
                                   Catalytica Energy Systems, Inc.+                                2,766                      9,678
                                   Central Vermont Public Service Corporation                        600                     14,100
                                   Chesapeake Utilities Corporation                                  300                      7,815
                                   Cleco Corporation                                               2,500                     44,950
                                   Connecticut Water Service, Inc.                                   400                     11,060
                                   DPL Inc.                                                        7,300                    152,424
                                   Delta Natural Gas Company, Inc.                                   100                      2,386
                                   Distributed Energy Systems Corp.                               10,000                     28,600
                                   Duquesne Light Holdings Inc.                                    5,200                     95,368
                                   El Paso Electric Company+                                       4,400                     58,740
                                   Empire District Electric Company                                2,200                     48,246
                                   Energen Corporation                                             2,400                     98,472
                                   Energy East Corporation                                         6,300                    141,120
                                   Energy West Incorporated                                          200                      1,190
                                   EnergySouth, Inc.                                                 200                      7,000
                                   Equitable Resources, Inc.                                       4,200                    180,264
                                   Florida Public Utilities Company                                  133                      2,088
                                   Great Plains Energy Incorporated                                3,200                    101,824
                                   Green Mountain Power Corporation                                1,000                     23,600
                                   Hawaiian Electric Industries, Inc.                              1,700                     80,529
                                   IDAcorp Inc.                                                    1,500                     44,880
                                   The Laclede Group, Inc.                                           200                      5,710
                                   MDU Resources Group                                             4,950                    117,860
                                   MGE Energy, Inc.                                                  200                      6,302
                                   Middlesex Water Company                                           466                      9,460
                                   NSTAR                                                           3,300                    160,050
                                   NUI Corporation                                                 3,000                     48,360
                                   National Fuel Gas Company                                       3,400                     83,096
                                   New Jersey Resources Corporation                                1,400                     53,914
                                   Northeast Utilities                                             9,000                    181,530
                                   Northwest Natural Gas Company                                   1,200                     36,900
                                   Northwestern Corporation+                                       5,400                        432
                                   OGE Energy Corp.                                                5,500                    133,045
                                   ONEOK, Inc.                                                     3,800                     83,904
                                   Otter Tail Company                                                600                     16,038
                                   PNM Resources Inc.                                              2,000                     56,200
                                   Pennichuck Corporation                                            133                      3,759
                                   Pepco Holdings, Inc.                                            8,258                    161,361
                                   Philadelphia Suburban Corporation                               3,413                     75,427
                                   Piedmont Natural Gas Company, Inc.                              2,500                    108,650
                                   Puget Energy, Inc.                                              6,500                    154,505
                                   Questar Corporation                                             5,500                    193,325
                                   SCANA Corporation                                               7,000                    239,750
                                   SEMCO Energy, Inc.                                                800                      3,920
                                   SJW Corp.                                                         100                      8,925
                                   Sierra Pacific Resources+                                       5,300                     38,902
                                   South Jersey Industries, Inc.                                     400                     16,200
                                   Southern Union Company+                                         4,326                     79,598
                                   Southwest Gas Corporation                                       1,500                     33,675
                                   Southwest Water Company                                         2,120                     34,026
                                   Streicher Mobile Fueling, Inc.+                                   600                        798
                                   Tatham Offshore, Inc.+                                         15,700                          8
                                   UGI Corporation                                                 3,500                    118,650
                                   UIL Holdings Corporation                                          700                     31,570
                                   UniSource Energy Corporation                                    1,600                     39,456
                                   Vectren Corporation                                             2,700                     66,555
                                   Veritas DGC  Inc.+                                              2,600                     27,248
                                   WGL Holdings Inc.                                               2,200                     61,138
                                   WPS Resources Corporation                                       2,400                    110,952
                                   Westar Energy, Inc.                                             3,600                     72,900
                                   Wisconsin Energy Corporation                                    7,400                    247,530
                                                                                                                  -----------------
                                                                                                                          4,742,008

     Food & Agriculture--2.1%      7-Eleven, Inc.+                                                 5,300                     85,065
                                   Alico, Inc.                                                       300                     10,428
                                   American Italian Pasta Company (Class A)                          900                     37,710

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
     Food & Agriculture            The Andersons, Inc.                                               300          $           4,790
        (concluded)                Aurora Food Inc.+                                               2,900                         15
                                   Bridgford Foods Corporation                                       500                      3,925
                                   Bunge Limited                                                   6,800                    223,856
                                   Cagle's Inc. (Class A)+                                           200                      1,780
                                   Chiquita Brands International, Inc.+                            1,802                     40,599
                                   Coca-Cola Bottling Co. Consolidated                               400                     21,396
                                   Corn Products International, Inc.                               1,700                     58,565
                                   Cuisine Solutions, Inc.+                                        1,200                      1,236
                                   Dean Foods Company+                                             7,171                    235,711
                                   Del Monte Foods Company+                                       10,600                    110,240
                                   Delta and Pine Land Company                                     1,800                     45,720
                                   Eden Bioscience Corporation+                                    2,700                      3,858
                                   Embrex, Inc.+                                                     400                      5,496
                                   Fisher Communications, Inc.+                                      100                      5,100
                                   Flowers Foods, Inc.                                             2,175                     56,115
                                   Fresh Brands, Inc.                                                900                      9,900
                                   Fresh Del Monte Produce Inc.                                    4,500                    107,235
                                   Gehl Company+                                                   1,100                     15,620
                                   Glacier Water Services, Inc.+                                     200                      3,960
                                   Golden Enterprises, Inc.                                          600                      1,751
                                   Green Mountain Coffee, Inc.+                                      300                      6,906
                                   Griffin Land & Nurseries, Inc.+                                 1,000                     14,211
                                   Group 1 Software, Inc.+                                           700                     12,334
                                   Hain Celestial Group, Inc.+                                     2,100                     48,741
                                   Harris & Harris Group, Inc.+                                      400                      4,612
                                   Hines Horticulture, Inc.+                                       4,100                     18,040
                                   Horizon Organic Holding Corporation+                            1,700                     40,715
                                   Hormel Foods Corporation                                        5,900                    152,279
                                   Imperial Sugar Company+                                            12                        170
                                   Ingles Markets, Incorporated (Class A)                          1,800                     18,486
                                   International Multifoods+                                         900                     16,200
                                   Interstate Bakeries Corporation                                 1,900                     27,037
                                   J & J Snack Foods Corp.+                                          400                     15,104
                                   The J.M. Smucker Company                                        2,900                    131,341
                                   John B. Sanfilippo & Son, Inc.+                                   100                      5,104
                                   Kraft Foods Inc. (Class A)                                     16,600                    534,852
                                   Lance, Inc.                                                     1,400                     21,042
                                   Lindsay Manufacturing Co.                                         600                     15,150
                                   MGP Ingredients, Inc.                                             200                      3,150
                                   Marsh Supermarkets, Inc. (Class B)                                700                      7,560
                                   Maui Land & Pineapple Company, Inc.+                              400                     13,832
                                   Monterey Pasta Company+                                           700                      2,611
                                   Nash-Finch Company                                              1,700                     37,978
                                   Neogen Corporation+                                               700                     17,339
                                   Osteotech, Inc.+                                                3,300                     29,040
                                   The Pantry, Inc.+                                                 900                     20,430
                                   Peets Coffee & Tea Inc.+                                          600                     10,446
                                   PepsiAmericas, Inc.                                             6,927                    118,590
                                   Performance Food Group Company+                                 3,400                    122,978
                                   Pilgrim's Pride Corporation                                       200                      3,266
                                   Provena Foods Inc.+                                             1,200                      1,536
                                   Ralcorp Holdings, Inc.+                                         1,432                     44,908
                                   Rica Foods, Inc.+                                                 100                        115
                                   Rocky Mountain Chocolate Factory, Inc.                            400                      5,020
                                   Sanderson Farms, Inc.                                           1,700                     68,510
                                   The Scotts Company (Class A)+                                   1,700                    100,572
                                   Seneca Foods Corporation (Class A)+                               200                      4,300
                                   Sensient Technologies Corporation                               4,200                     83,034
                                   Smart & Final Inc.+                                               800                      8,064
                                   Smithfield Foods, Inc.+                                         5,000                    103,500
                                   Spartan Stores, Inc.+                                             800                      4,000
                                   Spectrum Organic Products, Inc.+                                2,200                      1,738
                                   Standard Commercial Corporation                                   700                     14,049
                                   Tasty Baking Company                                              400                      4,044
                                   Tejon Ranch Co.+                                                  100                      4,101
                                   Terra Industries, Inc.+                                         7,000                     23,170
                                   Tootsie Roll Industries, Inc.                                   2,427                     87,372
                                   Tyson Foods, Inc. (Class A)                                    21,258                    281,456
                                   Uni-Marts, Inc.+                                                  900                      1,404
                                   United Natural Foods, Inc.+                                     2,100                     75,411
                                   Virbac Corporation+                                             1,100                      5,500
                                   VistaCare, Inc. (Class A)+                                      1,700                     59,755
                                   Wild Oats Markets, Inc.+                                        4,400                     56,892
                                   Willamette Valley Vineyards, Inc.+                                800                      1,696
                                   Zanett, Inc.+                                                     500                      1,250
                                   Zapata Corporation+                                               100                      5,799
                                                                                                                  -----------------
                                                                                                                          3,606,811

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
         Gold--0.1%                Glamis Gold Ltd.+                                               7,900          $         135,248
                                   Gold Reserve Inc.+                                              2,200                     10,714
                                   Hanover Gold Company, Inc.+                                    13,100                      2,227
                                   MK Gold Company+                                                2,000                      3,040
                                   Meridian Gold Inc.+                                             3,900                     56,979
                                   Royal Gold, Inc.                                                2,500                     52,325
                                   U.S. Gold Corporation+                                         12,700                     10,414
                                                                                                                  -----------------
                                                                                                                            270,947

      Insurance--3.4%              21st Century Insurance Group                                    4,300                     59,125
                                   Alfa Corporation                                                3,400                     43,724
                                   Alleghany Corporation+                                            414                     92,115
                                   Allmerica Financial Corporation+                                4,000                    123,080
                                   American Financial Group, Inc.                                  5,300                    140,238
                                   American Medical Security Group, Inc.+                            600                     13,452
                                   American National Insurance Company                             1,300                    109,681
                                   AmerUs Group Co.                                                3,000                    104,910
                                   Arch Capital Group Ltd.+                                        2,500                     99,650
                                   Argonaut Group, Inc.+                                           1,000                     15,540
                                   Arthur J. Gallagher & Co.                                       3,600                    116,964
                                   Atlantic American Corporation+                                    700                      2,100
                                   Baldwin & Lyons, Inc. (Class B)                                   850                     23,851
                                   Berkley (W.R.) Corporation                                      4,200                    146,790
                                   Brown & Brown                                                   3,100                    101,091
                                   CNA Financial Corporation+                                     10,694                    257,725
                                   CNA Surety Corporation+                                           800                      7,608
                                   Clark, Inc.+                                                    2,000                     38,480
                                   The Commerce Group, Inc.                                        1,500                     59,250
                                   Conseco, Inc.+                                                 20,000                    436,000
                                   Crawford & Company (Class B)                                    2,400                     16,944
                                   Delphi Financial Group, Inc. (Class A)                          1,500                     54,000
                                   Donegal Group Inc. (Class B)                                    1,566                     30,145
                                   EMC Insurance Group, Inc.                                         500                     10,570
                                   Erie Indemnity Company (Class A)                                2,800                    118,664
                                   FBL Financial Group, Inc. (Class A)                               400                     10,320
                                   FMS Financial Corporation                                         300                      5,400
                                   FPIC Insurance Group, Inc.+                                     1,900                     47,671
                                   Fidelity National Financial, Inc.                               8,372                    324,666
                                   The First American Financial Corporation                        5,500                    163,735
                                   First United Corporation                                          200                      4,874
                                   Fremont General Corporation                                     4,100                     69,331
                                   Great American Financial Resources, Inc.                        2,310                     37,468
                                   HCC Insurance Holdings, Inc.                                    2,500                     79,500
                                   Harleysville Group Inc.                                         1,200                     23,868
                                   Hilb, Rogal and Hamilton Company                                1,500                     48,105
                                   Horace Mann Educators Corporation                               2,100                     29,337
                                   Independence Holding Company                                      400                      9,500
                                   Infinity Property & Casualty Corporation                          600                     19,830
                                   Kansas City Life Insurance Company                                400                     18,996
                                   LandAmerica Financial Group, Inc.                               1,200                     62,712
                                   The Liberty Corporation                                           700                     31,633
                                   The MONY Group Inc.+                                            3,600                    112,644
                                   Markel Corporation+                                               500                    126,755
                                   Meadowbrook Insurance Group, Inc.+                                400                      1,692
                                   Merchants Group, Inc.                                             100                      2,382
                                   Mercury General Corporation                                     2,200                    102,410
                                   NYMAGIC, Inc.                                                     900                     24,678
                                   National Medical Health Card Systems, Inc.+                     1,000                     17,700
                                   Nationwide Financial Services, Inc. (Class A)                   2,100                     69,426
                                   The Navigators Group, Inc.+                                     1,600                     49,392
                                   Odyssey Re Holdings Corp.                                       3,300                     74,415
                                   Ohio Casualty Corporation+                                      5,600                     97,216
                                   Old Republic International Corporation                          8,250                    209,220
                                   PICO Holdings, Inc.+                                              700                     10,969
                                   PMA Capital Corporation (Class A)                               4,300                     22,016
                                   The PMI Group, Inc.                                             4,900                    182,427
                                   Penn Treaty American Corporation+                               1,000                      1,840
                                   Penn-America Group, Inc.                                          750                      9,953
                                   Philadelphia Consolidated Holding Corp.+                        1,900                     92,777
                                   The Phoenix Companies, Inc.                                     6,900                     83,076
                                   Presidential Life Corporation                                   3,000                     39,480
                                   ProAssurance Corporation+                                       2,600                     83,590
                                   Protective Life Corporation                                     3,400                    115,056
                                   RLI Corp.                                                         600                     22,476
                                   RTW, Inc.+                                                        200                      1,288
                                   Radian Group Inc.                                               4,344                    211,770
                                   Reinsurance Group of America, Incorporated                      2,000                     77,300
                                   SCPIE Holdings  Inc.                                              400                      3,528
                                   Selective Insurance Group, Inc.                                 2,700                     87,372

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
         Insurance                 StanCorp Financial Group, Inc.                                  1,200          $          75,456
        (concluded)                State Auto Financial Corporation                                  900                     21,051
                                   Sterling Financial Corporation+                                   600                     16,650
                                   Stewart Information Services Corporation                          700                     28,385
                                   Transatlantic Holdings, Inc.                                    2,400                    193,920
                                   Triad Guaranty Inc.+                                            1,300                     65,455
                                   UICI+                                                           3,900                     51,792
                                   U.S.I. Holdings Corporation+                                      200                      2,610
                                   Unico American Corporation+                                       300                      1,674
                                   United Fire & Casualty Company                                    100                      4,036
                                   Unitrin, Inc.                                                   3,000                    124,230
                                   Universal American Financial Corp.+                             2,100                     20,811
                                   Vesta Insurance Group, Inc.                                     1,900                      7,315
                                   Zenith National Insurance Corp.                                 1,700                     55,335
                                                                                                                  -----------------
                                                                                                                          5,810,211

  International Oil--0.2%          ATP Oil & Gas Corporation+                                      3,900                     24,492
                                   GlobalSantaFe Corporation                                      14,389                    357,279
                                                                                                                  -----------------
                                                                                                                            381,771

        Liquor--0.2%               The Boston Beer Company, Inc. (Class A)+                          500                      9,070
                                   Central European Distribution Corporation+                      1,450                     45,820
                                   The Chalone Wine Group, Ltd.+                                   1,900                     16,720
                                   Constellation Brands, Inc. (Class A)+                           4,600                    151,478
                                   Frederick Brewing Co.+                                          5,400                        108
                                   Genesee Corporation (Class B)+                                  1,000                      3,610
                                   National Beverage Corp.+                                        1,100                     17,930
                                   Pyramid Breweries Inc.                                            100                        344
                                   The Robert Mondavi Corporation (Class A)+                       1,600                     62,144
                                                                                                                  -----------------
                                                                                                                            307,224

        Media--4.6%                A.H. Belo Corporation (Class A)                                 7,500                    212,550
                                   AMC Entertainment Inc.+                                         1,800                     27,378
                                   Acme Communications, Inc.+                                        200                      1,758
                                   Adolor Corporation+                                             3,000                     60,060
                                   Advanced Marketing Services, Inc.                                 900                     10,260
                                   American Tower Corporation (Class A)+                           9,800                    106,036
                                   America's Car-Mart, Inc.+                                       1,200                     32,304
                                   Banta Corporation                                               1,400                     56,700
                                   Beasley Broadcast Group, Inc. (Class A)+                          400                      6,572
                                   Blockbuster Inc. (Class A)                                      2,400                     43,080
                                   CNET Networks, Inc.+                                            8,200                     55,924
                                   CTN Media Group, Inc.+                                             50                          0
                                   Cablevision Systems Corporation (Class A)+                     11,200                    261,968
                                   Cadmus Communications Corporation                                 600                      7,800
                                   Charter Communications, Inc. (Class A)+                        18,600                     74,772
                                   Consolidated Graphics, Inc.+                                      500                     15,790
                                   Cox Communications, Inc. (Class A)+                            33,700                  1,160,965
                                   Crown Media Holdings, Inc. (Class A)+                           3,700                     30,599
                                   Cumulus Media Inc. (Class A)+                                   4,600                    101,200
                                   Daily Journal Corporation+                                        100                      3,100
                                   The E.W. Scripps Company (Class A)                              4,800                    451,872
                                   EchoStar Communications Corporation (Series A)+                13,700                    465,800
                                   Emmis Communications Corporation (Class A)+                     4,400                    119,020
                                   Entercom Communications Corp.+                                  2,000                    105,920
                                   Entravision Communications Corporation (Class A)+               3,000                     33,300
                                   Fox Entertainment Group, Inc. (Class A)+                       18,200                    530,530
                                   Gaylord Entertainment Company+                                  1,920                     57,312
                                   Gray Television, Inc.                                             200                      3,024
                                   Gray Television, Inc. (Class A)                                   300                      4,551
                                   Harte-Hanks, Inc.                                               3,600                     78,300
                                   Hollinger International Inc.                                    4,000                     62,480
                                   Information Holdings Inc.+                                      1,400                     30,940
                                   Insight Communications Company, Inc.+                           5,400                     55,674
                                   InterActiveCorp+                                               35,460                  1,203,158
                                   Intraware, Inc.+                                                  200                        402
                                   John Wiley & Sons, Inc. (Class A)                               2,500                     65,075
                                   Journal Register Co.+                                           1,200                     24,840
                                   Lee Enterprises, Incorporated                                   2,600                    113,490
                                   Lifeline Systems, Inc.+                                           400                      7,600
                                   Lin TV Corp. (Class A)+                                         1,300                     33,553
                                   Lynch Interactive Corporation+                                    100                      2,385
                                   Martha Stewart Living Omnimedia, Inc. (Class A)+                2,900                     28,565
                                   The McClatchy Company (Class A)                                 2,900                    199,520
                                   Media General, Inc. (Class A)                                   1,000                     65,100
                                   Mediacom Communications Corporation+                            3,900                     33,813
                                   Metro-Goldwyn-Mayer Inc.+                                       9,854                    168,405
                                   Metromedia International Group, Inc.+                          11,700                      1,755

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
           Media                   Network Equipment Technologies, Inc.+                             100          $           1,100
        (concluded)                PRIMEDIA Inc.+                                                  8,334                     23,585
                                   PanAmSat Corporation+                                          10,100                    217,756
                                   Penton Media, Inc.+                                             1,700                      2,210
                                   Playboy Enterprises, Inc.+                                        800                     12,928
                                   Pulitzer Inc.                                                   1,000                     54,000
                                   Radio One, Inc. (Class A)+                                      4,100                     80,155
                                   Radio Unica Corp.+                                                500                        315
                                   Raindance Communications, Inc.+                                 2,000                      5,500
                                   The Reader's Digest Association, Inc.                           5,200                     76,232
                                   Regal Entertainment Group (Class A)                             3,500                     71,820
                                   Regent Communications, Inc.+                                    1,900                     12,065
                                   Saga Communications, Inc. (Class A)+                              425                      7,875
                                   Salem Communications Corporation (Class A)+                       900                     24,408
                                   Scholastic Corporation+                                         3,275                    111,481
                                   Sinclair Broadcast Group, Inc. (Class A)+                       5,000                     74,600
                                   The Source Information Management Company+                        100                      1,062
                                   Spanish Broadcasting System, Inc. (Class A)+                    4,100                     43,050
                                   Thomas Nelson, Inc.                                               200                      3,866
                                   TiVo Inc.+                                                      4,400                     32,560
                                   USTMAN Technologies, Inc.+                                     22,800                        684
                                   United Capital Corp.                                            2,000                     41,440
                                   UniverCell Holdings, Inc.+                                      9,900                        337
                                   Valassis Communications, Inc.+                                  2,400                     70,440
                                   ValueVision International, Inc. (Class A)+                      2,100                     35,070
                                   The Washington Post Company (Class B)                             463                    366,418
                                   Westwood One, Inc.+                                             6,200                    212,102
                                   XM Satellite Radio Holdings Inc. (Class A)+                     7,600                    200,336
                                   Young Broadcasting Inc. (Class A)+                              1,200                     24,048
                                                                                                                  -----------------
                                                                                                                          8,022,643

    Miscellaneous--0.0%            ATG Inc.+                                                       1,100                          0
                                   Coinstar, Inc.+                                                 2,800                     50,568
                                                                                                                  -----------------
                                                                                                                             50,568

   Miscellaneous Finance--8.8%     1st Source Corporation                                          1,000                     21,510
                                   A.G. Edwards, Inc.                                              5,100                    184,773
                                   AMCORE Financial, Inc.                                          2,200                     59,444
                                   ASB Financial Corp.                                               300                      7,305
                                   Accredited Home Lenders Holding Company+                        2,100                     64,260
                                   Advanta Corp.                                                   1,700                     22,083
                                   Affiliated Managers Group, Inc.+                                1,000                     69,590
                                   Agree Realty Corporation                                          900                     25,452
                                   Alliance Capital Management Holding LP                          4,200                    141,750
                                   Allied Capital Corporation                                      7,065                    196,972
                                   AmerAlia, Inc.+                                                   900                        315
                                   American Capital Strategies, Ltd.                               4,400                    130,812
                                   American Financial Realty Trust                                   700                     11,935
                                   American Home Mortgage Investment Corp.                         3,144                     70,771
                                   American Insured Mortgage Investors LP, Series 86                 700                        875
                                   American Insured Mortgage Investors LP, Series 88                 400                        552
                                   AmeriCredit Corp.+                                              6,500                    103,545
                                   Ameritrade Holding Corporation+                                22,100                    310,947
                                   Ampal-American Israel Corporation (Class A)+                      100                        326
                                   Anchor Bancorp Wisconsin, Inc.                                  1,600                     39,840
                                   Astoria Financial Corporation                                   3,800                    141,360
                                   Atlantic Realty Trust                                             300                      4,416
                                   Atlantis Plastics, Inc.+                                          400                      4,840
                                   BNP Residential Properties, Inc.                                  300                      3,483
                                   BOK Financial Corporation+                                      2,234                     86,500
                                   BP Prudhoe Bay Royalty Trust                                    2,800                     79,772
                                   BankUnited Financial Corporation (Class A)+                     2,600                     67,054
                                   Banner Corporation                                                500                     12,575
                                   Bay View Capital Corporation+                                   3,800                      8,132
                                   Berkshire Hathaway Inc. (Class A)+                                 62                  5,223,500
                                   Berkshire Hathaway Inc. (Class B)+                                 66                    185,790
                                   Bingham Financial Services Corporation+                           700                          0
                                   BlackRock, Inc.                                                 1,000                     53,110
                                   Boca Resorts, Inc. (Class A)+                                     800                     11,968
                                   CIT Group Inc.                                                 12,200                    438,590
                                   CVB Financial Corp.                                             1,650                     31,828
                                   Capital Corp of the West+                                         100                      3,964
                                   Cascade Financial Corporation                                     413                      7,961
                                   Cash America International, Inc.                                3,000                     63,540
                                   Cathay General Bancorp, Inc.                                    1,511                     84,132
                                   Cedar Shopping Centers Inc.+                                      200                      2,484
                                   Central Pacific Financial Corp.                                   600                     18,024
                                   Ceres Group, Inc.+                                              1,700                      9,928
                                   Charter Financial Corporation                                     300                     11,181

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
   Miscellaneous Finance           Charter Municipal Mortgage Acceptance Company                   2,000          $          42,260
        (continued)                Chicago Mercantile Exchange                                     2,100                    151,956
                                   Citizens, Inc.+                                                 1,039                      9,797
                                   Coastal Bancorp, Inc.                                             300                     12,333
                                   Coastal Financial Corporation                                     473                      8,344
                                   Commercial Capital Bancorp, Inc.+                               3,250                     69,582
                                   Commercial Federal Corporation                                  2,300                     61,433
                                   CompuCredit Corporation+                                        1,900                     40,432
                                   Corrections Corporation of America+                               900                     25,947
                                   Cotton States Life Insurance Company                              200                      3,944
                                   Cross Timbers Royalty Trust                                     1,856                     52,933
                                   DVI, Inc.+                                                      3,700                        148
                                   Danielson Holding Corporation+                                    700                      2,037
                                   Dime Community Bancshares                                       2,800                     86,128
                                   Downey Financial Corp.                                          1,100                     54,230
                                   E* TRADE Group, Inc.+                                          16,800                    212,520
                                   ESB Financial Corporation                                         529                      8,670
                                   Eastern Virginia Bankshares, Inc.                                 200                      5,604
                                   Eaton Vance Corp.                                               2,800                    102,592
                                   Encore Capital Group, Inc.+                                     1,600                     23,760
                                   ePlus Inc.+                                                       100                      1,233
                                   eSPEED, Inc. (Class A)+                                         1,700                     39,797
                                   The FINOVA Group Inc.+                                            900                        558
                                   Fidelity Bankshares, Inc                                          700                     21,980
                                   Financial Federal Corporation+                                    300                      9,165
                                   Financial Industries Corporation+                                 400                      5,640
                                   First Albany Companies Inc.                                     2,400                     33,696
                                   First Community Bancorp                                           700                     25,298
                                   First Defiance Financial Corp.                                    300                      7,995
                                   First Financial Corporation                                       600                     18,006
                                   First Financial Holdings, Inc.                                  1,500                     46,890
                                   First Indiana Corporation                                         500                      9,375
                                   First Place Financial Corp.                                       615                     12,011
                                   First SecurityFed Financial, Inc.                                 800                     24,272
                                   First Sentinel Bancorp Inc.                                       300                      6,318
                                   First Union Real Estate Equity & Mortgage Investments+          6,357                     13,790
                                   FirstFed Financial Corp.+                                         600                     26,100
                                   Flagstar Bancorp, Inc.                                          3,900                     83,538
                                   FloridaFirst Bancorp, Inc.                                        300                      9,930
                                   Flushing Financial Corporation                                    750                     13,710
                                   Gabelli Asset Management Inc. (Class A)                           300                     11,940
                                   Giant Industries, Inc.+                                           300                      3,594
                                   Glacier Bancorp, Inc.                                             110                      3,564
                                   Greater Delaware Valley Savings Bank                              710                     19,880
                                   GreenPoint Financial Corp.                                      8,550                    301,986
                                   HMN Financial, Inc.                                               900                     21,861
                                   Hoenig Group (Contingent Payment Rights)                        1,500                          0
                                   Hudson River Bancorp, Inc.                                        600                     23,418
                                   Hugoton Royalty Trust                                           3,400                     74,392
                                   Humphrey Hospitality Trust, Inc.                                  300                      1,383
                                   IBERIABANK Corporation                                            300                     17,700
                                   ITLA Capital Corporation+                                         200                     10,020
                                   Independence Community Bank Corp.                               3,700                    133,089
                                   Independence Federal Savings Bank                                 242                      5,639
                                   Independent Bank Corporation (Michigan)                           942                     26,715
                                   IndyMac Bancorp, Inc.                                           4,300                    128,097
                                   Innsuites Hospitality Trust                                       800                      1,200
                                   Instinet Group Incorporated+                                      200                      1,030
                                   International Bancshares Corporation                            1,951                     91,990
                                   Investment Technology Group, Inc.+                              3,000                     48,450
                                   Investors Financial Services                                    4,500                    172,845
                                   iPayment Holdings, Inc.+                                        1,600                     54,400
                                   Jefferies Group, Inc.                                           3,200                    105,664
                                   KNBT Bancorp Inc.+                                              2,590                     45,532
                                   Klamath First Bancorp, Inc.                                     1,900                     50,426
                                   Knight Trading Group, Inc.+                                     7,900                    115,656
                                   La Quinta Corporation+                                          4,200                     26,922
                                   LabOne, Inc.+                                                   2,100                     68,187
                                   LaBranche & Co. Inc.                                            2,700                     31,509
                                   Ladenburg Thalmann Financial Services Inc.+                     1,707                        956
                                   Legg Mason, Inc.                                                4,000                    308,720
                                   Leucadia National Corporation                                   3,893                    179,467
                                   Liberty Self-Stor, Inc.+                                        6,000                      3,900
                                   Lincoln Bancorp                                                 1,000                     19,920
                                   Lipid Sciences, Inc.+                                             500                      1,786
                                   Local Financial Corp.+                                            800                     16,672
                                   MAF Bancorp, Inc.                                               2,827                    118,451
                                   MB Financial, Inc.                                              1,050                     38,220
                                   MCG Capital Corporation                                         1,500                     29,250
                                   Mail-Well, Inc.+                                                1,600                      7,376

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
   Miscellaneous Finance           Malan Realty Investors, Inc.                                      200          $             970
        (concluded)                Maxus Realty Trust, Inc.                                          300                      3,138
                                   McGrath Rentcorp                                                  600                     16,350
                                   Medallion Financial Corp.                                       4,500                     42,705
                                   Meritage Corporation+                                             600                     39,786
                                   Metris Companies Inc.+                                          4,900                     21,756
                                   MicroFinancial Incorporated+                                      500                      1,450
                                   Mid Penn Bancorp, Inc.                                            105                      2,520
                                   The Midland Company                                               200                      4,724
                                   Monmouth Capital Corporation                                      400                      2,604
                                   Monmouth Real Estate Investment Corporation (Class A)           2,200                     19,118
                                   NASB Financial Inc.                                               400                     16,524
                                   NCO Portfolio Management, Inc.+                                   178                      1,474
                                   Nastech Pharmaceutical Company+                                   500                      4,800
                                   National Financial Partners Corporation                         3,100                     85,405
                                   The National Security Group, Inc.                                 120                      2,311
                                   National Western Life Insurance Company (Class A)+                200                     30,970
                                   New Century Financial Corporation                               2,800                    111,076
                                   New York Community Bancorp, Inc.                               11,448                    435,596
                                   North American Scientific, Inc.+                                  400                      4,200
                                   Northwest Bancorp, Inc.                                         1,000                     21,360
                                   Nuveen Investments (Class A)                                    4,700                    125,302
                                   Ocwen Financial Corporation+                                      900                      7,974
                                   One Liberty Properties, Inc.                                      200                      3,990
                                   PAB Bankshares, Inc.                                              500                      7,770
                                   PMC Capital, Inc.                                               2,500                     13,925
                                   PMC Commercial Trust                                            1,200                     18,276
                                   PVF Capital Corp.                                                 266                      4,229
                                   Pacific Capital Bancorp                                         2,333                     85,901
                                   The Peoples Holding Company                                       450                     14,850
                                   PetroCorp Incorporated+                                           600                      8,076
                                   Portfolio Recovery Associates, Inc.+                            1,300                     34,515
                                   Prime Group Realty Trust+                                       1,300                      8,151
                                   R & G Financial Corporation (Class B)                           1,200                     47,760
                                   Raymond James Financial, Inc.                                   2,200                     82,940
                                   Resource America, Inc. (Class A)                                  600                      9,000
                                   Roberts Realty Investors, Inc.                                    300                      2,070
                                   SEI Investments Company                                         6,700                    204,149
                                   SWS Group, Inc.                                                 1,210                     21,538
                                   Santander BanCorp                                               1,730                     42,126
                                   Saxon Capital, Inc.+                                            1,400                     29,330
                                   Seacoast Financial Services Corporation                         1,836                     50,325
                                   Security Bank Corporation                                         200                      6,300
                                   Siebert Financial Corp.+                                        3,300                     11,946
                                   SoundView Technology Group, Inc.+                                 880                     13,631
                                   Sovereign Bancorp, Inc.                                        14,297                    339,554
                                   Sports Resorts International, Inc.+                             2,500                     11,500
                                   Staten Island Bancorp, Inc.                                     4,900                    110,250
                                   The Student Loan Corporation                                      800                    116,800
                                   Symons International Group, Inc.+                               1,700                         34
                                   TF Financial Corporation                                          100                      3,374
                                   Tarragon Realty Investors Inc.+                                   363                      5,993
                                   Thistle Group Holdings, Co.                                     1,300                     33,722
                                   Transnational Financial Network+                                1,500                      1,350
                                   United Community Banks, Inc.                                      400                     13,160
                                   United PanAm Financial Corp.+                                   2,500                     41,775
                                   UnitedGlobalCom Inc. (Class A)+                                 6,400                     54,272
                                   Value Line, Inc.                                                  100                      4,990
                                   W Holding Company, Inc.                                         7,420                    138,086
                                   WFS Financial Inc.+                                             1,460                     61,992
                                   W.P. Carey & Co. LLC                                            1,000                     30,520
                                   WVS Financial Corp.                                               200                      3,540
                                   Waddell & Reed Financial, Inc. (Class A)                        3,100                     72,726
                                   Washington Federal, Inc.                                        5,084                    144,386
                                   Wayne Savings Bancshares, Inc.                                    151                      2,718
                                   Waypoint Financial Corp.                                        1,680                     36,439
                                   Webster Financial Corporation                                   3,300                    151,338
                                   Wellsford Real Properties Inc.+                                   900                     16,740
                                   Wesco Financial Corporation                                       302                    106,304
                                   White Mountains Insurance Group Inc.                              412                    189,499
                                   Willis Lease Finance Corporation+                                 200                      1,470
                                   Willow Grove Bankcorp, Inc.                                     2,800                     49,728
                                   World Acceptance Corporation+                                   2,400                     47,784
                                   Wyndham International, Inc.+                                      700                        469
                                   The Ziegler Companies, Inc.                                       100                      1,425
                                                                                                                  -----------------
                                                                                                                         15,237,797

    Motor Vehicles--1.1%           A.O. Smith Corporation                                          1,400                     49,070
                                   A.S.V., Inc.+                                                     500                     18,680

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
       Motor Vehicles              Aftermarket Technology Corp.+                                   1,200          $         $16,464
        (concluded)                American Axle & Manufacturing Holdings, Inc.+                   3,600                    145,512
                                   Arctic Cat Inc.                                                 1,700                     41,990
                                   ArvinMeritor, Inc.                                              3,200                     77,184
                                   BorgWarner, Inc.                                                1,400                    119,098
                                   CSK Auto Corporation+                                           1,100                     20,647
                                   Coachmen Industries, Inc.                                         600                     10,866
                                   Collins & Aikman Corporation+                                  11,400                     49,362
                                   Donaldson Company, Inc.                                         1,700                    100,572
                                   Dura Automotive Systems, Inc.+                                    800                     10,216
                                   Federal-Mogul Corporation+                                      3,300                        743
                                   Fleetwood Enterprises, Inc.+                                    2,200                     22,572
                                   Gentex Corporation                                              5,000                    220,800
                                   Group 1 Automotive, Inc.+                                       1,000                     36,190
                                   Hastings Manufacturing Company+                                   100                        350
                                   IMPCO Technologies, Inc.+                                       1,300                     11,336
                                   Keystone Automotive Industries, Inc.+                             600                     15,216
                                   The Lamson & Sessions Co.+                                        200                      1,154
                                   Lear Corporation                                                3,000                    183,990
                                   Lithia Motors, Inc. (Class A)                                     700                     17,647
                                   MarineMax, Inc.+                                                  600                     11,658
                                   Midas Group, Inc.+                                                700                     10,010
                                   Modine Manufacturing Co.                                        1,500                     40,470
                                   Monaco Coach Corporation+                                       1,600                     38,080
                                   Monro Muffler Brake, Inc.+                                      1,950                     39,020
                                   Myers Industries, Inc.                                          1,437                     17,416
                                   Oshkosh Truck Corporation                                       1,400                     71,442
                                   Owosso Corporation+                                             1,700                        170
                                   Polaris Industries, Inc.                                        1,500                    132,870
                                   Sonic Automotive, Inc.                                          1,200                     27,504
                                   Spartan Motors, Inc.                                            4,000                     40,400
                                   Standard Motor Products, Inc.                                   2,800                     34,020
                                   Starcraft Corporation+                                            900                     28,458
                                   Stoneridge, Inc.+                                                 900                     13,545
                                   Superior Industries International, Inc.                           900                     39,168
                                   SureBeam Corporation (Class A)+                                 3,595                        863
                                   Thor Industries, Inc.                                           1,400                     78,708
                                   Titan International, Inc.                                       3,500                     10,710
                                   Tower Automotive, Inc.+                                         1,600                     10,928
                                   United Auto Group, Inc.                                         1,300                     40,690
                                   United Defense Industries, Inc.+                                1,100                     35,068
                                   Winnebago Industries, Inc.                                        900                     61,875
                                                                                                                  -----------------
                                                                                                                          1,952,732

     Non-Durables--2.0%            Acclaim Entertainment Inc.+                                     8,400                      5,376
                                   Action Performance Companies, Inc.                              1,000                     19,600
                                   Activision, Inc.+                                               4,950                     90,090
                                   Applebee's International, Inc.                                  4,050                    159,043
                                   Atlantic Premium Brands, Ltd.+                                    600                        870
                                   barnesandnoble.com inc.+                                        7,100                     20,945
                                   Benihana Inc. (Class A)+                                          430                      5,525
                                   Bob Evans Farms, Inc.                                           1,500                     48,690
                                   Bowl America Incorporated (Class A)                               210                      2,929
                                   Boyd Gaming Corporation                                         4,000                     64,560
                                   The Boyds Collection, Ltd.+                                     2,300                      9,775
                                   Brinker International, Inc.+                                    4,200                    139,272
                                   Buca, Inc.+                                                     2,600                     17,706
                                   CBRL Group, Inc.                                                3,500                    133,910
                                   CEC Entertainment Inc.+                                         1,100                     52,129
                                   CKE Restaurants, Inc.+                                          2,300                     14,697
                                   California Pizza Kitchen, Inc.+                                 2,000                     40,260
                                   Centillium Communications, Inc.+                                1,900                     10,697
                                   Championship Auto Racing Teams, Inc.+                           1,700                        161
                                   Champps Entertainment, Inc.+                                    2,800                     20,888
                                   Checkers Drive-In Restaurants, Inc.+                            2,700                     28,107
                                   The Cheesecake Factory Incorporated+                            1,900                     83,657
                                   Chicago Pizza & Brewery, Inc.+                                  1,000                     14,920
                                   Churchill Downs Incorporated                                      200                      7,240
                                   Daisytek International Corporation+                             1,600                         26
                                   Denny's Corp.+                                                  2,700                      1,080
                                   Department 56, Inc.+                                              500                      6,550
                                   Dover Motorsports, Inc.                                         2,000                      7,000
                                   Drew Industries Incorporated+                                     400                     11,120
                                   Electronics Boutique Holdings Corp.+                            2,000                     45,780
                                   Equity Marketing, Inc.+                                         1,200                     16,920
                                   Factory 2-U Stores Inc.+                                        1,100                      1,508
                                   FinishMaster, Inc.+                                               300                      2,850
                                   Fossil, Inc.+                                                   2,250                     63,022
                                   Guilford Mills, Inc.+                                              26                        319

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
        Non-Durables               Handleman Company                                               1,200          $          24,636
        (concluded)                Hanover Direct, Inc.+                                           4,100                        820
                                   Hibbett Sporting Goods, Inc.+                                   1,875                     55,875
                                   Hollywood Media Corp.+                                          4,300                     11,438
                                   Huffy Corporation+                                                100                        525
                                   IHOP Corp.                                                        400                     15,392
                                   International Speedway Corp. (Class A)                          3,700                    165,242
                                   Isle of Capri Casinos, Inc.+                                    3,000                     64,410
                                   JAKKS Pacific, Inc.+                                            2,813                     37,019
                                   Jack in the Box Inc.+                                           1,800                     38,448
                                   Kreisler Manufacturing Corporation+                               300                      1,500
                                   Krispy Kreme Doughnuts, Inc.+                                   2,400                     87,840
                                   Lancaster Colony Corporation                                    1,800                     81,288
                                   Landry's Restaurants, Inc.                                      1,500                     38,580
                                   Lazare Kaplan International Inc.+                                 300                      2,085
                                   Leapfrog Enterprises, Inc.+                                     2,200                     58,366
                                   LodgeNet Entertainment Corporation+                               500                      9,140
                                   Lone Star Steakhouse & Saloon, Inc.                             1,600                     37,088
                                   Luby's Cafeterias Inc.+                                         1,100                      4,059
                                   Marvel Enterprises, Inc.+                                       3,400                     98,974
                                   Michael Anthony Jewelers, Inc.+                                 1,100                      2,343
                                   Midway Games Inc.+                                              2,700                     10,476
                                   Morgan's Foods, Inc.+                                           1,600                      2,496
                                   Movado Group, Inc.                                                100                      2,823
                                   O'Charley's Inc.+                                               3,100                     55,645
                                   The Ohio Art Company                                              300                      3,615
                                   Oneida Ltd.                                                       800                      4,712
                                   Outback Steakhouse, Inc.                                        3,300                    145,893
                                   PECO II, Inc.+                                                    900                      1,008
                                   P.F. Chang's China Bistro, Inc.+                                1,200                     61,056
                                   Panera Bread Company (Class A)+                                 2,400                     94,872
                                   Papa John's International, Inc.+                                2,400                     80,112
                                   Penn National Gaming, Inc.+                                     3,000                     69,240
                                   RARE Hospitality International, Inc.+                           3,400                     83,096
                                   RC2 Corporation+                                                  800                     16,600
                                   Red Robin Gourmet Burgers+                                        400                     12,176
                                   Reeds Jewelers, Inc.+                                             900                      1,629
                                   Regis Corporation                                               2,900                    114,608
                                   Riviana Foods Inc.                                                600                     16,434
                                   Ruby Tuesday, Inc.                                              2,900                     82,621
                                   Russ Berrie and Company, Inc.                                   1,000                     33,900
                                   Ryan's Family Steak Houses, Inc.+                               2,600                     39,364
                                   SCP Pool Corporation+                                           3,000                     98,040
                                   Service Corporation International+                             15,200                     81,928
                                   Servotronics, Inc.+                                               400                      1,160
                                   Sonic Corp.+                                                    3,350                    102,577
                                   Sotheby's Holdings, Inc. (Class A)+                             1,600                     21,856
                                   The Steak 'n Shake Company+                                       800                     14,280
                                   Steinway Musical Instruments, Inc.+                               300                      7,410
                                   Stewart Enterprises, Inc. (Class A)+                            3,900                     22,152
                                   TAM Restaurants, Inc.+                                          6,800                          7
                                   Take-Two Interactive Software, Inc.+                            2,700                     77,787
                                   Thomaston Mills, Inc. (Class A)+                                1,300                          0
                                   The Topps Company, Inc.                                         2,000                     20,520
                                   Trans World Entertainment Corporation+                          1,900                     13,528
                                   World Wrestling Federation Entertainment, Inc.                    100                      1,310
                                                                                                                  -----------------
                                                                                                                          3,377,221

     Non-Ferrous Metals--0.3%      A.M. Castle & Company+                                            800                      5,840
                                   Brush Engineered Materials Inc.+                                  800                     12,248
                                   Century Aluminum Company+                                       1,000                     19,010
                                   Coeur d'Alene Mines Corporation+                               18,200                    105,196
                                   Commercial Metals Company                                       1,400                     42,560
                                   Commonwealth Industries, Inc.                                     700                      7,028
                                   Hecla Mining Company+                                           4,100                     33,989
                                   IMCO Recycling Inc.+                                              800                      7,912
                                   Kaiser Aluminum Corporation+                                   10,800                        918
                                   Minerals Technologies, Inc.                                     1,400                     82,950
                                   Morton Industrial Group, Inc.+                                    600                        306
                                   Mueller Industries, Inc.+                                       2,600                     89,336
                                   Oglebay Norton Company+                                           200                        842
                                   Reliance Steel & Aluminum Co.                                     800                     26,568
                                   Southern Peru Limited                                             700                     33,012
                                   Stillwater Mining Company+                                        784                      7,503
                                   Titanium Metals Corporation+                                      630                     33,081
                                   Wolverine Tube, Inc.+                                             900                      5,670
                                                                                                                  -----------------
                                                                                                                            513,969

 Optical Photo & Equipment--0.3%   August Technology Corp.+                                          700                     12,985

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
    Optical Photo & Equipment      BMC Industries, Inc.+                                           1,100          $              55
        (concluded)                CPI Corp.                                                         400                      8,084
                                   CyberOptics Corporation+                                          100                      1,080
                                   Drexler Technology Corporation+                                 1,800                     24,606
                                   Imation Corp.                                                   2,100                     73,815
                                   Ingram Micro Inc. (Class A)+                                   10,100                    160,590
                                   Lexar Media, Inc.+                                              5,000                     87,150
                                   Meade Instruments Corp.+                                          200                        690
                                   Panavision Inc.+                                                  300                      1,545
                                   Photronics, Inc.+                                               2,400                     47,808
                                   StockerYale, Inc.+                                                100                         97
                                   Zomax Incorporated+                                             1,600                      7,984
                                   Zygo Corporation+                                                 700                     11,543
                                                                                                                  -----------------
                                                                                                                            438,032

  Paper & Forest Products--0.5%    Badger Paper Mills, Inc.+                                         200                        970
                                   Bowater Incorporated                                            3,100                    143,561
                                   Buckeye Technologies Inc.+                                        200                      2,010
                                   CSS Industries, Inc.                                              600                     18,606
                                   Caraustar Industries, Inc.+                                     1,300                     17,940
                                   Chesapeake Corporation                                            600                     15,888
                                   Deltic Timber Corporation                                         600                     18,240
                                   EarthShell Corporation+                                            58                        104
                                   Kadant Inc.+                                                      480                     10,392
                                   Longview Fibre Company                                          2,200                     27,170
                                   P.H. Glatfelter Company                                         1,700                     21,165
                                   Packaging Corp. of America                                      4,100                     89,626
                                   Pope & Talbot, Inc.                                               800                     14,088
                                   Potlatch Corporation                                            2,200                     76,494
                                   Rayonier Inc.                                                   2,315                     96,081
                                   Rock-Tenn Company (Class A)                                       900                     15,534
                                   Smurfit-Stone Container Corporation+                           15,900                    295,263
                                   Universal Forest Products, Inc.                                 1,400                     45,052
                                   Wausau - Mosinee Paper Corporation                              2,300                     31,096
                                                                                                                  -----------------
                                                                                                                            939,280

    Producer Goods--3.0%           AGCO Corporation+                                               5,323                    107,205
                                   AMETEK, Inc.                                                    2,400                    115,824
                                   Aaon, Inc.+                                                       500                      9,705
                                   Actuant Corporation (Class A)+                                  2,400                     86,880
                                   Advanced Energy Industries, Inc.+                               1,600                     41,680
                                   Aeroflex Incorporated+                                          2,900                     33,901
                                   Alamo Group Inc.                                                  400                      6,104
                                   Albany International Corp. (Class A)                            1,300                     44,070
                                   Applied Industrial Technologies, Inc.                             900                     21,474
                                   AptarGroup, Inc.                                                1,800                     70,200
                                   Arotech Corporation+                                              200                        364
                                   Astec Industries, Inc.+                                           800                      9,816
                                   BE Aerospace, Inc.+                                             5,800                     31,320
                                   Baldor Electric Company                                         1,300                     29,705
                                   Barnes Group Inc.                                               2,200                     71,082
                                   Blount International, Inc.+                                       200                      1,574
                                   Blyth, Inc.                                                     2,100                     67,662
                                   Briggs & Stratton Corporation                                     900                     60,660
                                   Butler Manufacturing Company                                    2,100                     46,200
                                   CIRCOR International, Inc.                                        600                     14,460
                                   CLARCOR Inc.                                                    1,200                     52,920
                                   CUNO Incorporated+                                              1,800                     81,054
                                   CYRO-CELL International, Inc.+                                  1,900                      1,463
                                   Capstone Turbine Corporation+                                   4,100                      7,626
                                   Catalyst Semiconductor, Inc.+                                     200                      1,410
                                   Chicago Rivet & Machine Co.                                       100                      2,701
                                   Cognex Corporation                                              2,100                     59,304
                                   Columbus McKinnon Corporation+                                    800                      6,920
                                   Comfort Systems USA, Inc.+                                      1,900                     10,412
                                   Concord Camera Corp.+                                             200                      1,850
                                   Culp, Inc.+                                                       600                      6,540
                                   Curtiss-Wright Corporation                                      1,000                     45,010
                                   DiamondCluster International, Inc.+                             2,200                     22,440
                                   DuraSwitch Industries, Inc.+                                      400                        648
                                   Duratek, Inc.+                                                    700                      9,128
                                   The Eastern Company                                               200                      3,128
                                   FMC Corporation+                                                1,200                     40,956
                                   The Fairchild Corporation (Class A)+                            1,000                      5,040
                                   Fastenal Company                                                4,900                    244,706
                                   Fedders Corporation                                             4,220                     30,385
                                   Federal Signal Corporation                                      5,000                     87,600
                                   Fisher Scientific International Inc.+                           3,700                    153,069
                                   Flowserve Corporation+                                          2,400                     50,112

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
       Producer Goods              Foster Wheeler Ltd.+                                            4,800          $           4,848
        (continued)                Franklin Electric Co., Inc.                                       200                     12,098
                                   Gardner Denver Inc.+                                              600                     14,322
                                   The Gorman-Rupp Company                                           100                      2,640
                                   Graco Inc.                                                      3,125                    125,313
                                   GrafTech International Ltd.+                                    5,400                     72,900
                                   HON INDUSTRIES Inc.                                             2,600                    112,632
                                   HPSC, Inc.+                                                       300                      4,335
                                   Hardinge, Inc.                                                    200                      2,316
                                   Harsco Corporation                                              1,900                     83,258
                                   Helix Technology Corporation                                    1,400                     28,812
                                   Herman Miller, Inc.                                             3,500                     84,945
                                   Hexcel Corporation+                                             1,700                     12,597
                                   Hi-Shear Technology Corporation+                                  700                      2,135
                                   Hubbell Incorporated (Class B)                                  2,300                    101,430
                                   Hughes Supply, Inc.                                             1,100                     54,582
                                   IDEX Corporation                                                2,100                     87,339
                                   Ibis Technology Corporation+                                      100                      1,125
                                   Ionics, Inc.+                                                   1,000                     31,850
                                   JLG Industries, Inc.                                              900                     13,707
                                   Jacuzzi Brands, Inc.+                                           6,100                     43,249
                                   Jarden Corp.+                                                   1,050                     28,707
                                   Juno Lighting, Inc.+                                              100                      2,212
                                   Kaydon Corp.                                                    2,600                     67,184
                                   Kennametal Inc.                                                 1,600                     63,600
                                   Kos Pharmaceuticals, Inc.+                                        800                     34,432
                                   L.B. Foster Company (Class A)+                                    600                      3,900
                                   Ladish Co., Inc.+                                                 700                      5,678
                                   Lawson Products, Inc.                                             500                     16,590
                                   Lennox International Inc.                                       1,800                     30,060
                                   Libbey, Inc.                                                      582                     16,575
                                   Lincoln Electric Holdings, Inc.                                 1,700                     42,058
                                   Lone Star Technology+                                           1,400                     22,372
                                   MSC Industrial Direct Co., Inc. (Class A)                       1,900                     52,250
                                   Magnetek, Inc.+                                                 5,000                     32,950
                                   The Manitowoc Co., Inc.                                         1,300                     40,560
                                   Material Sciences Corporation+                                    200                      2,022
                                   Matthews International Corporation (Class A)                    1,200                     35,508
                                   Maverick Tube Corporation+                                      2,000                     38,500
                                   Merix Corporation+                                              1,200                     29,436
                                   Micrel, Inc.+                                                   3,600                     56,088
                                   The Middleby Corporation                                        2,100                     84,987
                                   Milacron Inc.                                                   1,300                      5,421
                                   Minuteman International, Inc.                                     200                      1,880
                                   Modtech Holdings, Inc.+                                           100                        841
                                   Moog Inc. (Class A)+                                              700                     34,580
                                   NACCO Industries, Inc. (Class A)                                  300                     26,844
                                   NATCO Group Inc.+                                                 800                      6,072
                                   NN, Inc.                                                        2,900                     36,511
                                   Nordson Corporation                                             1,300                     44,889
                                   Oceaneering International, Inc.+                                1,400                     39,200
                                   Paul Mueller Company                                              100                      3,971
                                   Pentair, Inc.                                                   2,300                    105,110
                                   Plug Power Inc.+                                                2,365                     17,146
                                   Polymer Group, Inc. (Class B)+                                      3                         22
                                   Possis Medical, Inc.+                                             700                     13,825
                                   Precision Castparts Corp.                                       2,525                    114,660
                                   Presstek, Inc.+                                                 1,700                     12,359
                                   ROHN Industries, Inc.+                                          1,600                          5
                                   Raytech Corporation+                                            2,100                      6,972
                                   Regal-Beloit Corporation                                        1,200                     26,400
                                   Research Frontiers Incorporated+                                  500                      4,645
                                   Robbins & Myers, Inc.                                             700                     13,293
                                   Ronson Corporation+                                               882                      2,002
                                   Roper Industries, Inc.                                          1,500                     73,890
                                   SPX Corporation+                                                3,428                    201,601
                                   Safeguard Scientifics, Inc.+                                    1,700                      6,868
                                   Sauer-Danfoss, Inc.                                               700                     11,340
                                   Schuff Steel Company+                                             500                        930
                                   Selas Corporation of America+                                     500                      1,830
                                   Sequa Corporation (Class A)+                                      500                     24,500
                                   The Shaw Group Inc.+                                            1,500                     20,430
                                   Sonic Solutions+                                                  800                     12,240
                                   Spectrum Control, Inc.+                                           200                      1,592
                                   Standex International Corporation                                 600                     16,800
                                   Steelcase Inc. (Class A)                                        1,400                     20,104
                                   Stewart & Stevenson Services, Inc.                              1,900                     26,695
                                   Sun Hydraulics Corporation                                        300                      2,157
                                   SystemOne Technologies Inc.+                                      600                        120

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
       Producer Goods              TRM Corporation+                                                  500          $           4,220
        (concluded)                Tecumseh Products Company (Class A)                             1,900                     92,017
                                   Teleflex Incorporated                                           1,800                     86,994
                                   Tennant Company                                                   500                     21,650
                                   Tenneco Automotive Inc.+                                          200                      1,338
                                   Terex Corporation+                                              1,244                     35,429
                                   The Timken Company                                              5,500                    110,330
                                   Trinity Industries, Inc.                                        3,600                    111,024
                                   Triumph Group, Inc.+                                              800                     29,120
                                   Twin Disc, Incorporated                                           100                      1,903
                                   Valhi, Inc.                                                     6,340                     94,846
                                   Valmont Industries, Inc.                                          300                      6,945
                                   WMS Industries Inc.+                                              800                     20,960
                                   Watsco, Inc.                                                      300                      6,819
                                   Watts Water Technologies (Class A)                              1,300                     28,860
                                   Woodhead Industries, Inc.                                         500                      8,450
                                   Woodward Governor Company                                         500                     28,415
                                   X-Rite, Incorporated                                              900                     10,188
                                   York International Corporation                                  3,000                    110,400
                                                                                                                  -----------------
                                                                                                                          5,144,063

    Railroads & Shipping--0.3%     Alexander & Baldwin, Inc.                                       1,800                     60,642
                                   Diamondhead Casino Corporation+                                 4,600                      3,772
                                   Florida East Coast Industries, Inc.                             1,800                     59,580
                                   GATX Corporation                                                3,900                    109,122
                                   General Maritime Corporation+                                   1,400                     24,640
                                   Genesee & Wyoming Inc. (Class A)+                                 600                     18,900
                                   The Greenbrier Companies, Inc.+                                   700                     11,725
                                   International Shipholding Corporation+                            300                      4,425
                                   Kansas City Southern Industries, Inc.+                          2,800                     40,096
                                   OMI Corporation (New Shares)+                                   5,300                     47,329
                                   Overseas Shipholding Group, Inc.                                1,500                     51,075
                                   RailAmerica, Inc.+                                              1,300                     15,340
                                   SCS Transportation, Inc.+                                         700                     12,306
                                   Wabtec Corporation                                                700                     11,928
                                                                                                                  -----------------
                                                                                                                            470,880

    Real Property--5.9%            AMB Property Corporation                                        5,500                    180,840
                                   Acadia Realty Trust                                             1,300                     16,250
                                   Alexandria Real Estate Equities, Inc.                             700                     40,530
                                   American Land Lease, Inc.                                         200                      3,990
                                   American Real Estate Partners, LP+                                600                     10,200
                                   American Realty Investors, Inc.+                                  500                      4,565
                                   Amli Residential Properties Trust                               2,400                     64,320
                                   Annaly Mortgage Management Inc.                                 4,800                     88,320
                                   Anthracite Capital, Inc.                                          800                      8,856
                                   Anworth Mortgage Asset Corporation                              1,300                     18,109
                                   Archstone-Smith Trust                                          10,775                    301,485
                                   Arden Realty, Inc.                                              4,700                    142,598
                                   Associated Estates Realty Corporation                             800                      5,848
                                   Avalonbay Communities, Inc.                                     4,600                    219,880
                                   Avatar Holdings Inc.+                                             400                     14,776
                                   BRE Properties, Inc. (Class A)                                  3,800                    126,920
                                   BRT Realty Trust                                                  300                      8,655
                                   Bedford Property Investors, Inc.                                  800                     22,904
                                   Boston Properties, Inc.                                         4,900                    236,131
                                   Brandywine Realty Trust                                         1,700                     45,509
                                   CBL & Associates Properties, Inc.                               2,200                    124,300
                                   California Coastal Communities, Inc.+                             400                      4,360
                                   Camden Property Trust                                           2,600                    115,180
                                   Capital Automotive                                              2,800                     89,600
                                   Capital Title Group, Inc.                                       5,800                     24,940
                                   Capstead Mortgage Corporation                                   2,600                     43,628
                                   CarrAmerica Realty Corporation                                  3,100                     92,318
                                   Catellus Development Corporation                                5,578                    134,541
                                   CenterPoint Properties Corporation                              1,200                     89,880
                                   Chelsea Property Group, Inc.                                    2,100                    115,101
                                   Colonial Properties Trust                                       1,200                     47,520
                                   Commercial Net Lease Realty                                     1,991                     35,440
                                   Cornerstone Realty Income Trust, Inc.                           2,400                     21,024
                                   Corporate Office Properties Trust                                 200                      4,200
                                   Correctional Properties Trust                                   1,300                     37,440
                                   Cousins Properties, Inc.                                        2,300                     70,380
                                   Crescent Real Estate Equities Company                           5,000                     85,650
                                   Developers Diversified Realty Corporation                       4,383                    147,137
                                   Duke Realty Corporation                                         6,300                    195,300
                                   EastGroup Properties, Inc.                                      1,200                     38,856
                                   Entertainment Properties Trust                                  2,200                     76,362
                                   Equity Inns Inc.                                                1,900                     17,195

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
       Real Property               Equity One, Inc.                                                1,655          $          27,936
        (continued)                Essex Property Trust, Inc.                                      1,700                    109,174
                                   Federal Realty Investment Trust                                 2,700                    103,653
                                   FelCor Lodging Trust Inc.+                                      5,700                     63,156
                                   First Industrial Realty Trust, Inc.                             3,000                    101,250
                                   Forest City Enterprises, Inc. (Class A)                         2,100                     99,771
                                   Gables Residential Trust                                        1,200                     41,688
                                   General Growth Properties, Inc.                                13,200                    366,300
                                   Getty Realty Corporation                                          900                     23,535
                                   Glenborough Realty Trust Incorporated                           1,100                     21,945
                                   Glimcher Realty Trust                                           3,200                     71,616
                                   Great Lakes REIT, Inc.                                            800                     12,560
                                   Grubb & Ellis Company+                                            322                        280
                                   HRPT Properties Trust                                           6,600                     66,594
                                   Health Care Property Investors, Inc.                            3,100                    157,480
                                   Health Care REIT, Inc.                                          3,400                    122,400
                                   Healthcare Realty Trust, Inc.                                   2,600                     92,950
                                   Heartland Partners LP (Class A)                                   100                        690
                                   Heritage Property Investment Trust                              1,200                     34,140
                                   Highwoods Properties, Inc.                                      4,200                    106,680
                                   Home Properties of New York, Inc.                               1,300                     52,507
                                   HomeStore.com, Inc.+                                            4,200                     19,866
                                   Hospitality Properties Trust                                    4,300                    177,504
                                   Host Marriot Corporation+                                      13,000                    160,160
                                   Impac Mortgage Holdings, Inc.                                   2,400                     43,704
                                   Innkeepers USA Trust                                            1,800                     15,066
                                   Investors Real Estate Trust                                       300                      2,970
                                   iStar Financial Inc.                                            6,500                    252,850
                                   Jones Lang Lasalle Inc.+                                        1,500                     31,095
                                   Keystone Property Trust                                           100                      2,209
                                   Kilroy Realty Corporation                                       1,100                     36,025
                                   Kimco Realty Corporation                                        6,950                    311,013
                                   Koger Equity, Inc.                                              1,500                     31,395
                                   LNR Property Corp.                                              1,900                     94,069
                                   LTC Properties                                                    700                     10,318
                                   LaSalle Hotel Properties                                          100                      1,855
                                   Lexington Corporate Properties Trust                            1,500                     30,285
                                   Liberte Investors, Inc.+                                          700                      4,942
                                   Liberty Property Trust                                          5,200                    202,280
                                   MFA Mortgage Investments, Inc.                                  3,300                     32,175
                                   Macerich Company                                                2,700                    120,150
                                   Mack-Cali Realty Corporation                                    2,600                    108,212
                                   Maguire Properties, Inc.                                          700                     17,010
                                   Manufactured Home Communities, Inc.                             1,100                     41,415
                                   Meristar Hospitality Corp.+                                     2,100                     13,671
                                   Mid-America Apartment Communities, Inc.                           700                     23,506
                                   Mills Corp.                                                     2,200                     96,800
                                   National Health Investors, Inc.                                 3,200                     79,616
                                   National Health Realty, Inc.                                      500                      9,850
                                   Nationwide Health Properties, Inc.                              2,300                     44,965
                                   New Plan Excel Realty Trust                                     5,000                    123,350
                                   Newhall Land & Farming Company                                  2,000                     80,760
                                   Novastar Financial, Inc.                                        2,200                     94,512
                                   PS Business Parks, Inc.                                           500                     20,630
                                   Pan Pacific Retail Properties, Inc.                             2,809                    133,849
                                   Parkway Properties, Inc.                                          400                     16,640
                                   Pennsylvania Real Estate Investment Trust                       3,099                    112,494
                                   Post Properties, Inc.                                           1,800                     50,256
                                   Prentiss Properties Trust                                       3,400                    112,166
                                   Price Legacy Corporation+                                       1,700                      6,477
                                   Public Storage, Inc.                                            6,200                    269,018
                                   RAIT Investment Trust                                           1,300                     33,280
                                   Ramco-Gershenson Properties Trust                                 200                      5,660
                                   Reading International, Inc. (Class A)+                          1,000                      5,920
                                   Realty Income Corporation                                       1,800                     72,000
                                   Reckson Associates Realty Corporation                           4,100                     99,630
                                   Redwood Trust, Inc.                                             1,200                     61,020
                                   Regency Centers Corporation                                     3,900                    155,415
                                   The Rouse Company                                               5,000                    235,000
                                   SL Green Realty Corp.                                           1,000                     41,050
                                   Santa Fe Financial Corporation+                                   200                      2,300
                                   Saul Centers, Inc.                                                300                      8,601
                                   Semele Group, Inc.+                                               400                        312
                                   Senior Housing Properties Trust                                 1,700                     29,291
                                   Shurgard Storage Centers, Inc. (Class A)                        2,800                    105,420
                                   Sizeler Property Investors, Inc.                                  300                      3,213
                                   Sovran Self Storage, Inc.                                         500                     18,575
                                   The St. Joe Company                                             5,300                    197,637
                                   Stratus Properties Inc.+                                          200                      2,004

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
       Real Property               Summit Properties Inc.                                            900          $          21,618
        (concluded)                Sun Communities, Inc.                                             800                     30,960
                                   Tanger Factory Outlet Centers, Inc.                               400                     16,280
                                   Taubman Centers, Inc.                                           4,400                     90,640
                                   Thornburg Mortgage, Inc.                                        3,000                     81,600
                                   Town & Country Trust                                              500                     12,675
                                   Trammell Crow Company+                                            500                      6,625
                                   Trizec Properties, Inc.                                         5,600                     86,240
                                   U.S. Restauant Properties, Inc.                                 3,300                     56,232
                                   United Dominion Realty Trust, Inc.                              4,900                     94,080
                                   Universal Health Realty Income Trust                              500                     15,050
                                   Urstadt Biddle Properties                                       1,300                     17,693
                                   Ventas, Inc.                                                    3,900                     85,800
                                   Vornado Realty Trust                                            6,900                    377,775
                                   Washington Real Estate Investment Trust                         1,100                     32,120
                                   Weingarten Realty Investors                                     2,650                    117,528
                                                                                                                  -----------------
                                                                                                                         10,101,715

        Retail--4.2%               1-800-FLOWERS.COM, Inc.+                                        1,100                     12,166
                                   99 Cents Only Stores+                                           2,666                     72,595
                                   A.C. Moore Arts & Crafts, Inc.+                                   900                     17,334
                                   AFC Enterprises, Inc.+                                          3,400                     66,300
                                   Aaron Rents, Inc.                                               1,050                     21,136
                                   Abercrombie & Fitch Co. (Class A)+                              4,200                    103,782
                                   Able Energy, Inc.+                                                600                      1,530
                                   Advance Auto Parts, Inc.+                                       1,800                    146,520
                                   Alloy, Inc.+                                                    2,300                     11,983
                                   Amazon.com, Inc.+                                              21,500                  1,131,760
                                   American Eagle Outfitters, Inc.+                                2,750                     45,100
                                   AnnTaylor Stores Corporation+                                   1,450                     56,550
                                   Arden Group, Inc. (Class A)                                       200                     15,500
                                   Asbury Automotive Group Inc.+                                     300                      5,373
                                   BJ's Wholesale Club, Inc.+                                      4,800                    110,208
                                   Barnes & Noble, Inc.+                                           3,000                     98,550
                                   Blue Rhino Corporation+                                         2,900                     40,281
                                   The Bombay Company, Inc.+                                       1,600                     13,024
                                   The Bon-Ton Stores, Inc.                                        2,900                     32,190
                                   Borders Group, Inc.                                             3,100                     67,952
                                   Brightpoint, Inc.+                                              1,699                     29,308
                                   Brookstone, Inc.+                                                 450                      9,589
                                   Burlington Coat Factory Warehouse Corporation                   2,200                     46,552
                                   CarMax, Inc.+                                                   4,700                    145,371
                                   Casey's General Stores, Inc.                                    2,400                     42,384
                                   Casual Male Retail Group, Inc.+                                 1,500                     10,410
                                   The Cato Corporation (Class A)                                  1,300                     26,650
                                   Central Garden & Pet Company+                                     900                     25,227
                                   Charlotte Russe Holding Inc.+                                   3,200                     44,352
                                   Charming Shoppes, Inc.+                                         9,100                     49,140
                                   Chico's FAS, Inc.+                                              3,850                    142,257
                                   The Children's Place Retail Stores, Inc.+                       2,300                     61,479
                                   Christopher & Banks Corporation                                 1,838                     35,896
                                   Claire's Stores, Inc.                                           4,600                     86,664
                                   Coldwater Creek Inc.+                                             225                      2,475
                                   Cole National Corporation+                                      1,900                     38,000
                                   Cost Plus, Inc.+                                                1,300                     53,300
                                   Dairy Mart Convenience Stores, Inc.+                              500                          0
                                   Deb Shops, Inc.                                                   100                      2,150
                                   Dollar Tree Stores, Inc.+                                       7,100                    213,426
                                   The Dress Barn, Inc.+                                           1,853                     27,776
                                   Drugstore.com, Inc.+                                            3,400                     18,734
                                   Duane Read Inc.+                                                1,200                     20,304
                                   F.A.O., Inc.+                                                     180                         23
                                   The Finish Line, Inc.+                                          2,100                     62,937
                                   Flanigan's Enterprises, Inc.                                      200                      1,310
                                   Foot Locker, Inc.                                               7,100                    166,495
                                   Footstar, Inc.+                                                 1,300                      5,005
                                   Fred's, Inc.                                                    3,050                     94,489
                                   Friedman's Inc. (Class A)                                         500                      3,355
                                   Gadzooks, Inc.+                                                   100                        155
                                   Galyan's Trading Company+                                         800                      9,632
                                   GameStop Corporation+                                           1,000                     15,410
                                   Genesco Inc.+                                                   1,300                     19,669
                                   GenesisIntermedia, Inc.+                                        1,900                          0
                                   Goody's Family Clothing, Inc.                                   3,100                     29,016
                                   The Great Atlantic & Pacific Tea Company, Inc.+                 1,900                     15,960
                                   Guitar Center, Inc.+                                            1,900                     61,902
                                   The Gymboree Corporation+                                       3,500                     60,305
                                   Hancock Fabrics, Inc.                                           2,300                     33,304
                                   Hot Topic, Inc.+                                                2,250                     66,285

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
           Retail                  Insight Enterprises, Inc.+                                      3,800          $          71,440
        (concluded)                Jo-Ann Stores, Inc.+                                            1,265                     25,806
                                   Kirkland's, Inc.+                                                 900                     15,894
                                   Kmart Holding Corporation+                                      4,100                     98,195
                                   Linens 'n Things, Inc.+                                         2,000                     60,160
                                   Longs Drug Stores Corporation                                   1,700                     42,058
                                   The Men's Wearhouse, Inc.+                                      1,900                     47,519
                                   Michael's Stores                                                3,000                    132,600
                                   Movie Gallery, Inc.                                             1,750                     32,690
                                   The Neiman Marcus Group, Inc. (Class A)+                        2,200                    118,074
                                   O'Reilly Automotive, Inc.+                                      2,700                    103,572
                                   Overstock.com, Inc.+                                              800                     15,888
                                   PC Connection, Inc.+                                            1,000                      8,370
                                   PETCO Animal Supplies, Inc.+                                      100                      3,045
                                   PETsMART, Inc.                                                  8,800                    209,440
                                   Pacific Sunwear of California, Inc.+                            3,525                     74,448
                                   Party City Corporation+                                           800                     10,152
                                   Pathmark Stores, Inc.+                                          3,500                     26,600
                                   Payless ShoeSource, Inc.+                                       2,700                     36,180
                                   The Pep Boys-Manny, Moe & Jack                                  2,500                     57,175
                                   Pier 1 Imports, Inc.                                            4,300                     93,998
                                   PriceSmart, Inc.+                                                 300                      1,878
                                   Rent A Center Inc.+                                             5,400                    161,352
                                   Retail Ventures, Inc.+                                          3,600                     17,100
                                   Rite Aid Corporation+                                          24,600                    148,584
                                   Ross Stores, Inc.                                               9,600                    253,728
                                   Ruddick Corporation                                             1,900                     34,010
                                   Saks Incorporated+                                              5,700                     85,728
                                   School Specialty, Inc.+                                         1,700                     57,817
                                   Sharper Image Corporation+                                        700                     22,855
                                   Shoe Carnival, Inc.+                                              100                      1,780
                                   ShopKo Stores, Inc.+                                            1,700                     25,925
                                   Stamps.com Inc.+                                                2,900                     17,980
                                   Stein Mart, Inc.+                                               1,700                     14,008
                                   Systemax Inc.+                                                    700                      4,662
                                   The Talbots, Inc.                                               2,900                     89,262
                                   Too Inc.+                                                         900                     15,192
                                   Tractor Supply Company+                                         2,800                    108,892
                                   Triarc Companies, Inc. (Class A)                                1,000                     11,820
                                   Triarc Companies, Inc. (Class B)                                2,000                     21,560
                                   Tuesday Morning Corporation+                                    3,100                     93,775
                                   UniFirst Corporation                                              400                      9,484
                                   United Stationers, Inc.+                                        2,700                    110,484
                                   Urban Outfitters, Inc.+                                         2,000                     74,100
                                   Weis Markets, Inc.                                              1,400                     50,820
                                   West Marine, Inc.+                                              2,400                     66,744
                                   The Wet Seal, Inc. (Class A)+                                   1,175                     11,621
                                   Whitehall Jewelers, Inc.+                                         700                      6,909
                                   Whole Foods Market, Inc.                                        3,400                    228,242
                                   Williams-Sonoma, Inc.+                                          5,400                    187,758
                                   Zale Corporation+                                               2,000                    106,400
                                                                                                                  -----------------
                                                                                                                          7,170,304

     Soaps & Cosmetics--0.4%       Chattem, Inc.+                                                  3,000                     53,700
                                   Church & Dwight Co., Inc.                                       1,800                     71,280
                                   Del Laboratories, Inc.+                                           349                      8,715
                                   The Dial Corporation                                            6,400                    182,208
                                   Elizabeth Arden, Inc.+                                          2,700                     53,784
                                   The Estee Lauder Companies Inc. (Class A)                       6,300                    247,338
                                   Inter Parfums, Inc.                                             1,000                     22,590
                                   Nu Skin Enterprises, Inc. (Class A)                             2,000                     34,180
                                   Playtex Products, Inc.+                                         1,700                     13,141
                                   Revlon, Inc. (Class A)+                                         1,072                      2,401
                                                                                                                  -----------------
                                                                                                                            689,337

        Steel--0.3%                AK Steel Holding Corporation+                                   8,500                     43,350
                                   Ampco-Pittsburgh Corporation                                      200                      2,734
                                   Carpenter Technology Corporation                                1,000                     29,570
                                   Cleveland-Cliffs Inc.+                                            500                     25,475
                                   Cold Metal Products, Inc.+                                      1,400                          0
                                   Friedman Industries, Incorporated                                 600                      2,010
                                   Gibraltar Steel Corporation                                       600                     15,090
                                   Intermet Corporation                                            7,700                     41,811
                                   Keystone Consolidated Industries, Inc.+                           700                         70
                                   NS Group, Inc.+                                                   100                        970
                                   National Steel Corp.+                                          11,100                         39
                                   Northwest Pipe Company+                                           300                      3,996
                                   Northwestern Steel and Wire Company+                            9,000                          4
                                   Oregon Steel Mills, Inc.+                                       1,300                      7,553

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
           Steel                   Quanex Corporation                                                900          $          41,490
        (concluded)                Roanoke Electric Steel Corporation                                700                      9,331
                                   Ryerson Tull, Inc.                                              1,000                     11,450
                                   Schnitzer Steel Industries, Inc. (Class A)                      1,300                     78,650
                                   Shiloh Industries, Inc.+                                          400                      2,520
                                   Steel Dynamics, Inc.+                                           4,500                    105,705
                                   Steel Technologies Inc.                                         2,400                     42,456
                                   Weirton Steel Corporation+                                        300                         12
                                                                                                                  -----------------
                                                                                                                            464,286

      Telephone--2.4%              AT&T Latin America Corp. (Class A)+                             7,300                        146
                                   ATSI Communications, Inc.+                                        500                          1
                                   Adtran, Inc.                                                    5,000                    155,000
                                   Advanced Switching+                                               100                          0
                                   Alamosa Holdings, Inc.+                                           500                      2,005
                                   Alaska Communications Systems Holdings, Inc.+                   2,000                      9,480
                                   Applied Digital Solutions, Inc.+                                  600                        282
                                   Applied Innovation Inc.+                                          600                      4,038
                                   Applied Signal Technology, Inc.                                 1,600                     36,816
                                   Atlantic Tele-Network, Inc.                                       200                      5,610
                                   Auspex Systems, Inc.+                                           1,800                         58
                                   Autobytel Inc.+                                                 4,000                     36,320
                                   Boston Communications Group, Inc.+                              2,700                     25,083
                                   CT Communications, Inc.                                           800                     10,800
                                   CTC Communications Group, Inc.+                                 4,300                          0
                                   Carrier Access Corporation+                                     4,400                     55,088
                                   CellStar Corporation+                                           2,700                     34,101
                                   Centennial Communications Corp.+                                3,800                     19,988
                                   Choice One Communications Inc.+                                 6,900                      4,968
                                   Cincinnati Bell Inc.+                                           9,600                     48,480
                                   Com21, Inc.+                                                      200                          0
                                   Commonwealth Telephone Enterprises, Inc.+                       2,200                     83,050
                                   Copper Mountain Networks, Inc.+                                   230                      2,477
                                   Covad Communications Group, Inc.+                              11,600                     41,644
                                   Covista Communications, Inc.+                                     300                        793
                                   Crown Castle International Corp.+                              11,400                    125,742
                                   D&E Communications, Inc.                                          699                     10,142
                                   Davel Communications, Inc.+                                     6,900                        138
                                   Ditech Communications Corporation+                              1,200                     22,920
                                   Dobson Communications Corporation (Class A)+                    3,900                     25,623
                                   Equinix, Inc.+                                                     15                        423
                                   Extreme Networks, Inc.+                                         8,800                     63,448
                                   FiberCore, Inc.+                                                2,500                         13
                                   FiberNet Telecom Group, Inc.+                                      10                         12
                                   Finisar Corporation+                                            9,300                     29,109
                                   Focal Communications Corporation+                                  64                          0
                                   General Communication, Inc. (Class A)+                          2,400                     20,880
                                   GoAmerica, Inc.+                                                  500                        185
                                   Hector Communications Corporation+                                100                      1,402
                                   Hickory Tech Corporation                                          600                      6,870
                                   ITXC Corp.+                                                     6,800                     29,376
                                   Inet Technologies, Inc.+                                        2,800                     33,600
                                   Integrated Telecom+                                               300                          0
                                   InteliData Technologies Corporation+                            2,000                      3,300
                                   InterDigital Communications Corporation+                        2,800                     57,792
                                   Inter-Tel Inc.                                                  2,300                     57,454
                                   International FiberCom, Inc.+                                     200                          0
                                   j2 Global Communications, Inc.+                                 1,700                     42,109
                                   Leap Wireless International, Inc.+                              1,500                         50
                                   Level 3 Communications, Inc.+                                  40,600                    231,420
                                   Liberty Media Corporation (Class A)+                          135,295                  1,608,658
                                   McLeod USA Incorporated (Class A)+                              9,238                     13,672
                                   McLeod USA Incorporated (Litigation Trust Certificates)+       16,016                          0
                                   MPower Holding Corporation+                                         7                         11
                                   NTL Incorporated+                                               5,447                    379,928
                                   Net2000 Communications, Inc.+                                     300                          0
                                   Net2Phone, Inc.+                                                1,400                      9,520
                                   Nextel Partners, Inc. (Class A)+                               11,900                    160,055
                                   North Pittsburgh Systems, Inc.                                    600                     11,346
                                   Novatel Wireless, Inc.+                                           186                      1,097
                                   Nucentrix Broadband Networks, Inc.+                               100                        149
                                   Nx Networks, Inc.+                                                300                          0
                                   OmniSky Corporation+                                              200                          0
                                   Optical Cable Corporation+                                        247                      1,753
                                   Paradyne Networks, Inc.+                                        2,200                      7,568
                                   Pegasus Communications Corporation+                               340                      9,547
                                   Price Communications Corporation+                               2,400                     32,952
                                   Primus Telecommunications Group, Incorporated+                  6,000                     61,080
                                   RCN Corporation+                                                5,500                      4,400

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
         Telephone                 SR Telecom Inc.+                                                  209          $           1,317
        (concluded)                SmartDisk Corporation+                                            100                         25
                                   Sonus Networks, Inc.+                                          10,900                     82,404
                                   Stratos Lightwave, Inc.+                                          390                      2,644
                                   Sunrise Telecom Incorporated                                    4,800                     16,800
                                   SureWest Communications                                           300                     12,126
                                   TALK America Holdings, Inc.+                                    2,933                     33,788
                                   T-NETIX, Inc.+                                                    500                      2,000
                                   Telephone and Data Systems, Inc.                                2,700                    168,885
                                   Tellular Corporation+                                             200                      1,310
                                   Terremark Worldwide, Inc.+                                      8,000                      5,120
                                   Time Warner Telecom Inc. (Class A)+                             4,500                     45,585
                                   Triton PCS Holdings, Inc. (Class A)+                            2,300                     12,834
                                   Triton Network Systems, Inc.+                                     100                         65
                                   Turnstone Systems, Inc.                                         2,600                        299
                                   Tut Systems, Inc.+                                                100                        642
                                   US LEC Corp. (Class A)+                                           100                        788
                                   UTStarcom, Inc.+                                                  600                     22,242
                                   UbiquiTel Inc.+                                                 4,100                     11,025
                                   Ulticom, Inc.+                                                  1,700                     16,405
                                   United States Cellular Corporation+                             4,400                    156,200
                                   Warwick Valley Telephone Company                                  300                      8,877
                                   WilTel Communications Group, Inc.+                              1,400                          0
                                   Z-Tel Technologies, Inc.+                                         200                        404
                                                                                                                  -----------------
                                                                                                                          4,241,757

    Tire & Rubber Goods--0.1%      American Biltrite Inc.+                                           200                      1,540
                                   Bandag, Incorporated                                              800                     32,960
                                   Carlisle Companies Incorporated                                 2,300                    139,978
                                   SRI/Surgical Express, Inc.+                                     1,000                      6,229
                                   TBC Corporation+                                                1,700                     43,877
                                                                                                                  -----------------
                                                                                                                            224,584

       Tobacco--0.1%               DIMON Incorporated                                              2,000                     13,500
                                   Schweitzer-Manduit International, Inc.                            700                     20,846
                                   Universal Corporation                                           2,100                     92,757
                                   Vector Group Ltd.                                               3,569                     58,246
                                                                                                                  -----------------
                                                                                                                            185,349

    Travel & Recreation--1.4%      All-American SportPark, Inc.+                                   4,038                        161
                                   Alliance Gaming Corporation+                                    4,100                    101,065
                                   Amerco+                                                         2,100                     45,150
                                   American Classic Voyages Co.+                                     100                          0
                                   Ameristar Casinos, Inc.+                                        2,500                     61,175
                                   Argosy Gaming Company+                                          2,200                     57,178
                                   Aztar Corporation+                                              2,200                     49,500
                                   Bally Total Fitness Holding Corporation+                        1,600                     11,200
                                   Buckhead America Corporation+                                     600                          0
                                   Callaway Golf Company                                           3,500                     58,975
                                   Cedar Fair, LP                                                  2,000                     61,500
                                   Central Parking Corporation                                     1,600                     23,888
                                   Choice Hotels International, Inc.                               1,800                     63,450
                                   Dick's Sporting Goods, Inc.+                                    1,500                     72,990
                                   Dollar Thrifty Automotive Group, Inc.+                          1,200                     31,128
                                   Dover Downs Gaming & Entertainment, Inc.                          210                      1,987
                                   Extended Stay America, Inc.                                     3,700                     53,576
                                   Full House Resorts, Inc.+                                       1,000                        680
                                   GC Companies, Inc.+                                               100                         35
                                   Glassmaster Company+                                            1,200                        360
                                   Hudson Hotels Corporation+                                        800                          0
                                   International Leisure Hosts, Ltd.+                                400                      2,000
                                   Jameson Inns, Inc.                                                400                        940
                                   Johnson Outdoors Inc. (Class A)+                                2,200                     33,007
                                   K2 Inc.+                                                        1,392                     21,172
                                   Lakes Gaming Inc.+                                              2,200                     35,530
                                   MGM Mirage Inc.+                                                7,700                    289,597
                                   MTR Gaming Group, Inc.+                                         3,400                     35,020
                                   Mandalay Resort Group                                           3,500                    156,520
                                   Marcus Corporation                                                300                      4,920
                                   Mego Financial Corp.+                                             200                          2
                                   Mikohn Gaming Corporation+                                      3,200                     14,400
                                   Monarch Casino & Resort, Inc.+                                  3,400                     37,502
                                   Multimedia Games, Inc.+                                         1,400                     57,540
                                   Navigant International, Inc.+                                     700                      9,695
                                   Park Place Entertainment Corporation+                          12,600                    136,458
                                   Pinnacle Entertainment, Inc.+                                   2,300                     21,436
                                   President Casinos, Inc.+                                        2,300                        276
                                   Prime Hospitality Corp.+                                        2,200                     22,440
                                   Renaissance Entertainment Corporation+                          4,700                        517

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (continued)

                                                                                                  Shares
         Industry++                Common Stocks                                                    Held                      Value
===================================================================================================================================
    Travel & Recreation            Rent-Way, Inc.+                                                 1,200          $           9,828
        (concluded)                Royal Caribbean Cruises Ltd.                                   10,400                    361,816
                                   Scientific Games Corporation+                                   5,500                     93,555
                                   ShoLodge, Inc.+                                                   300                      1,341
                                   Shuffle Master, Inc.+                                           1,575                     54,527
                                   Six Flags, Inc.+                                                3,600                     27,072
                                   Sonesta International Hotels Corporation (Class A)                200                        990
                                   Speedway Motorsports, Inc.                                      1,300                     37,596
                                   The Sports Authority, Inc.+                                     1,792                     68,813
                                   The Sports Club Company, Inc.+                                    500                        905
                                   Sports Entertainment Enterprises, Inc.+                         7,300                        219
                                   Station Casinos, Inc.                                           2,800                     85,764
                                   Stellent, Inc.+                                                 1,100                     10,824
                                   Travis Boats & Motors, Inc.+                                      500                        330
                                   Vail Resorts, Inc.+                                               400                      6,800
                                   WestCoast Hospitality Corporation+                                300                      1,416
                                   Women's Golf Unlimited Inc.+                                      200                         76
                                                                                                                  -----------------
                                                                                                                          2,334,842

  Trucking & Freight--0.9%         Arkansas Best Corporation                                       2,400                     75,336
                                   BancTrust Financial Group, Inc.                                   300                      4,803
                                   C.H. Robinson Worldwide, Inc.                                   3,900                    147,849
                                   CNF Transportation Inc.                                         1,900                     64,410
                                   Expeditors International of Washington, Inc.                    6,600                    248,556
                                   Forward Air Corporation+                                          900                     24,750
                                   Frozen Food Express Industries, Inc.+                             800                      5,312
                                   Heartland Express, Inc.                                         2,454                     59,362
                                   J.B. Hunt Transport Services, Inc.+                             5,200                    140,452
                                   Knight Transportation, Inc.+                                    1,500                     38,475
                                   Landstar System, Inc.+                                          2,600                     98,904
                                   Marten Transport, Ltd.+                                         2,025                     31,145
                                   Old Dominion Freight Line, Inc.+                                  450                     15,336
                                   P.A.M. Transportation Services, Inc.+                             400                      8,532
                                   Pacer International, Inc.+                                      3,400                     68,748
                                   Swift Transportation Co., Inc.+                                 3,870                     81,347
                                   U.S. Xpress Enterprises, Inc. (Class A)+                          600                      7,350
                                   USF Corporation                                                 1,300                     44,447
                                   United Road Services, Inc.+                                       500                         60
                                   Wabash National Corporation+                                    1,400                     41,020
                                   Werner Enterprises, Inc.                                        5,500                    107,195
                                   Yellow Roadway Corporation+                                     4,294                    155,302
                                                                                                                  -----------------
                                                                                                                          1,468,691

-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Common Stocks (Cost - $132,915,460) - 91.9%                     158,591,913

-----------------------------------------------------------------------------------------------------------------------------------
                                   Preferred Stock
-----------------------------------------------------------------------------------------------------------------------------------
        Media--0.0%                The News Corporation Limited (Convertible) (ADR)*                   1                         29

-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Preferred Stock (Cost - $0) - 0.0%                                       29

-----------------------------------------------------------------------------------------------------------------------------------
                                   Rights
-----------------------------------------------------------------------------------------------------------------------------------
   Drug & Medicine--0.0%           Lipid Sciences, Inc. (d)                                          500                          0
                                   Psychiatric Solutions, Inc. (e)                                   800                          0
                                                                                                                  -----------------
                                                                                                                                  0

    Producer Goods--0.0%           Fedders Corporation (f)                                         4,220                        253

-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Rights (Cost - $0) - 0.0%                                               253

-----------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series                             December 31,2003
Schedule of Investments (concluded)

                                                                                         Shares
        Industry++                 Warrants ( c )                                          Held                               Value
===================================================================================================================================
  Business Services--0.0%          Motient Corporation                                       10                   $               0

     Electronics--0.0%             APW Ltd.                                                   1                                   0
                                   Metals USA Inc.                                           68                                  93
                                                                                                                  -----------------
                                                                                                                                 93

   Producer Goods--0.0%            Polymer Group Inc. (Class A)                               3                                   0
                                   Polymer Group Inc. (Class B)                               3                                   0
                                                                                                                  -----------------
                                                                                                                                  0

      Telephone--0.0%              Focal Communications Corporation                          63                                   0
                                   SpectraSite, Inc.                                         46                               1,886
                                                                                                                  -----------------
                                                                                                                              1,886

-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Warrants (Cost - $2,158)--0.0%                                        1,979

-----------------------------------------------------------------------------------------------------------------------------------

                                   Total Long Term Investments (Cost - $132,917,618) - 91.9%                            158,594,174
-----------------------------------------------------------------------------------------------------------------------------------
Short Term                                                                 Beneficial Interest/
Securities                                                                          Shares Held
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep I (a)                                $12,229,388                          12,229,388
Merrill Lynch Liquidity Series, LLC Money Market Series (a) (b)                      $2,497,350                           2,497,350
Merrill Lynch Premier Institutional Fund (a) (b)                                        832,450                             832,450
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Short Term Securities (Cost-$15,559,188) - 9.0%                                 15,559,188
-----------------------------------------------------------------------------------------------------------------------------------

Total Investments  (Cost - $148,476,806) - 100.9%                                                                       174,153,362
Variation Margin on Financial Futures Contracts** - 0.0%                                                                   (102,271)
Liabilities in Excess of Other Assets - (0.9%)                                                                           (1,569,392)
                                                                                                                  -----------------

Net Assets - 100.0%                                                                                               $     172,481,699
                                                                                                                  =================

*     American Depositary Receipts (ADR).
** Financial futures contracts purchased as of December 31, 2003 were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
         Number of                                                                   Expiration        Face              Unrealized
         Contracts                 Issue                                                   Date        Value                  Gains
-----------------------------------------------------------------------------------------------------------------------------------
            16                     Russell 2000 Index                                March 2004     $ 4,287,947   $         169,653
            29                     S&P 400 MidCap Index                              March 2004     $ 8,126,131             226,594
-----------------------------------------------------------------------------------------------------------------------------------
  Total Unrealized Gains                                                                                          $         396,247
                                                                                                                  =================
-----------------------------------------------------------------------------------------------------------------------------------

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

-----------------------------------------------------------------------------------------------------------------------------------
         Affiliate                                                                 Net Activity                   Interest/Dividend
                                                                                                                             Income
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                             $ 8,049,096                   $          69,525
Merrill Lynch Liquidity Series, LLC Money Market Series                             $ 2,108,178                   $          12,783
Merrill Lynch Premier Institutional Fund                                                487,337                   $           6,518
-----------------------------------------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c) Warrants entitle the Series to purchase a predetermined number of shares of stock and are non-income producing.
      The purchase price and number of shares of stock are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 1/13/04.
(e)   The rights may be exercised until 8//16/04.
(f)   The rights may be exercised until 1/16/04.
+     Non-income producing security.
++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

      See Notes to Financial Statements.

                          Master Extended Market Index Series, December 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER
EXTENDED MARKET
INDEX SERIES         As of December 31, 2003
===================================================================================================================
Assets:              Investments, at value (including securities loaned of $3,178,844)
                     (identified cost-$148,476,806) ..................................                 $174,153,362
                     Cash on deposit for financial futures contracts .................                      644,000
                     Cash ............................................................                       17,582
                     Receivables:
                              Contributions ..........................................    $ 825,233
                              Securities sold ........................................      201,119
                              Dividends ..............................................      142,898
                              Interest ...............................................        9,006
                              Securities lending-net .................................        1,757       1,180,013
                                                                                          ---------
                     Prepaid expenses and other assets ...............................                          551
                                                                                                       ------------
                     Total assets ....................................................                  175,995,508
                                                                                                       ------------
===================================================================================================================
Liabilities:         Collateral on securities loaned, at value .......................                    3,329,800
                     Payables:
                          Variation margin ...........................................      102,271
                          Withdrawals ................................................       53,775
                          Securities purchased .......................................        9,408
                          Other affiliates ...........................................        1,428         166,882
                                                                                          ---------
                     Accrued expenses ................................................                       17,127
                                                                                                       ------------
                     Total liabilities ...............................................                    3,513,809
                                                                                                       ------------
===================================================================================================================
Net Assets:          Net assets ......................................................                 $172,481,699
                                                                                                       ============
===================================================================================================================
Net Assets           Investors' capital ..............................................                 $146,408,896
Consist of:          Unrealized appreciation on investments-net ......................                   26,072,803
                                                                                                       ------------
                     Net assets ......................................................                 $172,481,699
                                                                                                       ============
===================================================================================================================

      See Notes to Financial Statements.

                          Master Extended Market Index Series, December 31, 2003

STATEMENT OF OPERATIONS

MASTER
EXTENDED MARKET
INDEX SERIES                For the Year Ended December 31, 2003
=========================================================================================================================
Investment                  Dividends (net of $1,297 foreign withholding tax) ...............                $  1,416,752
Income:                     Interest ........................................................                      69,200
                            Securities lending-net ..........................................                      19,301
                            Other ...........................................................                       3,027
                                                                                                             ------------
                            Total income ....................................................                   1,508,280
                                                                                                             ------------
=========================================================================================================================
Expenses:                   Professional fees ...............................................    $ 71,079
                            Custodian fees ..................................................      38,287
                            Accounting services .............................................      21,138
                            Investment advisory fees ........................................      12,393
                            Printing and shareholder reports ................................       4,202
                            Trustees' fees and expenses .....................................       1,644
                            Other ...........................................................       7,017
                                                                                                 --------
                            Total expenses before waiver ....................................     155,760
                            Waiver of expenses ..............................................      (3,776)
                                                                                                 --------
                            Total expenses after waiver .....................................                     151,984
                                                                                                             ------------
                            Investment income-net ...........................................                   1,356,296
                                                                                                             ------------
=========================================================================================================================
Realized &                  Realized loss from investments-net ..............................                    (936,686)
Unrealized Gain (Loss)      Change in unrealized appreciation/depreciation on investments-net                  45,815,708
on Investments-Net:                                                                                          ------------
                            Total realized and unrealized gain on investments-net ...........                  44,879,022
                                                                                                             ------------
                            Net Increase in Net Assets Resulting from Operations ............                $ 46,235,318
                                                                                                             ============
=========================================================================================================================

      See Notes to Financial Statements.

                          Master Extended Market Index Series, December 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             For the Year Ended
MASTER                                                                                           December 31,
EXTENDED MARKET                                                                        -------------------------------
INDEX SERIES      Increase (Decrease) in Net Assets:                                        2003              2002
======================================================================================================================
Operations:       Investment income-net ...........................................    $   1,356,296     $   1,093,990
                  Realized loss on investments-net ................................         (936,686)       (1,203,067)
                  Change in unrealized appreciation/depreciation on investments-net       45,815,708       (19,853,922)
                                                                                       -------------     -------------
                  Net increase (decrease) in net assets resulting from operations .       46,235,318       (19,962,999)
                                                                                       -------------     -------------
======================================================================================================================
Capital           Proceeds from contributions .....................................       72,933,076        33,824,441
Transactions:     Fair value of withdrawals .......................................      (40,449,340)      (24,936,735)
                                                                                       -------------     -------------
                  Net increase in net assets derived from capital transactions ....       32,483,736         8,887,706
                                                                                       -------------     -------------
======================================================================================================================
Net Assets:       Total increase (decrease) in net assets .........................       78,719,054       (11,075,293)
                  Beginning of year ...............................................       93,762,645       104,837,938
                                                                                       -------------     -------------
                  End of year .....................................................    $ 172,481,699     $  93,762,645
                                                                                       =============     =============
======================================================================================================================

      See Notes to Financial Statements.

                          Master Extended Market Index Series, December 31, 2003

FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                                                                     For the Period
MASTER                 The following ratios have                            For the Year Ended December 31,        Oct. 27, 2000+ to
EXTENDED MARKET        been derived from information provided          -----------------------------------------      December 31,
INDEX SERIES           in the financial statements.                      2003             2002            2001            2000
====================================================================================================================================
Total Investment                                                          44.11%          (17.77%)         (9.03%)             --
Return:**                                                              ========         ========        ========         ========
====================================================================================================================================
Ratios to              Expenses, net of waiver ................             .12%             .08%            .08%             .08% *
Average Net                                                            ========         ========        ========         ========
Assets:                Expenses ...............................             .13%             .15%            .28%             .65% *
                                                                       ========         ========        ========         ========
                       Investment income-net ..................            1.09%            1.11%           1.33%            2.02% *
                                                                       ========         ========        ========         ========
====================================================================================================================================
Supplemental           Net assets, end of period (in thousands)        $172,482         $ 93,763        $104,838         $ 20,805
Data:                                                                  ========         ========        ========         ========
                       Portfolio turnover .....................           14.53%           28.14%          97.51%            8.88%
                                                                       ========         ========        ========         ========
====================================================================================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.

Master Extended Market Index Series
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Equity securities held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Income taxes - The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The

Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series net assets. FAM has entered into a contractual arrangement with the Series under which certain expenses incurred by the Series will not exceed .13%. Effective January 1, 2003, the limit was increased from .08% to .13%. This arrangement expires December 31, 2004 and is renewable. For the year ended December 31, 2003, FAM earned fees of $12,393, of which $3,776 was waived.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of December 31, 2003, the Series lent securities with a value of $38,594 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended December 31, 2003, MLIM, LLC received $8,256 in securities lending agent fees from the Series.

In addition, MLPF&S received $3,041 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2003.

For the year ended December 31, 2003, the Series reimbursed FAM $2,513 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2003 were $47,576,021 and $17,107,286, respectively.

Net realized gains (losses) for the year ended December 31, 2003 and net unrealized gains as of December 31, 2003 were as follows:

================================================================================
                                                   Realized          Unrealized
                                                Gains (Losses)          Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $(2,374,911)        $25,676,556
Financial futures contracts .............          1,438,225             396,247
                                                 -----------         -----------
Total investments .......................        $  (936,686)        $26,072,803
                                                 ===========         ===========
================================================================================

As of December 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $24,672,804, of which $36,050,143 related to appreciated securities and $11,377,339 related to depreciated securities. At December 31, 2003, the aggregate cost of investments for Federal income tax purposes was $149,480,558.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the year ended December 31, 2003.

INDEPENDENT AUDITORS' REPORT

To the Investors and Board of Trustees of Quantitative Master Series Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Master Extended Market Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Master Extended Market Index Series of the Quantitative Master Series Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 13, 2004

Officers and Directors/Trustees (unaudited)

                                                                                                        Number of
                                                                                                       Portfolios       Other
                                                                                                         in Fund        Public
                                                                                                         Complex     Directorships
                                       Position(s)    Length                                           Overseen by     Held by
                                        Held with    of Time    Principal Occupation(s) During Past     Director/     Director/
      Name           Address & Age     Fund/Trust     Served                  5 Years                    Trustee       Trustee
----------------------------------------------------------------------------------------------------------------------------------
Interested Director/Trustee
----------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*    P.O. Box 9011      President      2000 to    President and Chairman of the        123 Funds        None
                   Princeton, NJ      and            present    Merrill Lynch Investment Managers,   160 Portfolios
                   08543-9011         Director/      and 1997   L.P. ("MLIM")/Fund Asset
                   Age: 63            Trustee        to         Management, L.P. ("FAM")--Advised
                                                     present    Funds since 1999; Chairman
                                                                (Americas Region) of MLIM from
                                                                2000 to 2002; Executive Vice
                                                                President of FAM and MLIM (which
                                                                terms as used herein include their
                                                                corporate predecessors) from 1983
                                                                to 2002; President of FAM
                                                                Distributors, Inc. ("FAMD") from
                                                                1986 to 2002 and Director thereof
                                                                from 1991 to 2002; Executive Vice
                                                                President and Director of
                                                                Princeton Services, Inc.
                                                                ("Princeton Services") from 1993
                                                                to 2002; President of Princeton
                                                                Administrators, L.P. from 1989 to
                                                                2002; Director of Financial Data
                                                                Services, Inc. since 1985.

                   * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person" as described in the
                   Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund
                   President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

----------------------------------------------------------------------------------------------------------------------------------
Independent Directors/Trustees*
----------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton   P.O. Box 9095      Director/      2002 to    Manager of The Burton Partnership,   23 Funds         ITC Delta-
                   Princeton, NJ      Trustee        present    Limited Partnership since 1979;      36 Portfolios    Com, Inc.,
                   08543-9095                                   Managing General Partner of the                       ITC
                   Age: 59                                      South Atlantic Venture Funds,                         Financial
                                                                Limited Partnerships and Chairman                     Services,
                                                                of South Atlantic Private Equity                      Knology,
                                                                Fund IV, Limited Partnership since                    Inc.,
                                                                1983; Member of the Investment                        PriCare,
                                                                Advisory Council of the Florida                       Inc.,
                                                                State Board of Administration                         Symbion,
                                                                since 2001.                                           Inc.
----------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum     P.O. Box 9095      Director/      2000 to    James R. Williston Professor of      24 Funds         Cambridge
                   Princeton, NJ      Trustee        present    Investment Management Emeritus,      37 Portfolios    Bancorp
                   08543-9095                                   Harvard Business School since
                   Age: 71                                      1996; Chairman and Director of
                                                                Phaeton International, Ltd. from
                                                                1985 to present; Director of
                                                                Cambridge Bancorp since 1969.
----------------------------------------------------------------------------------------------------------------------------------
Laurie Simon       P.O. Box 9095      Director/      2000 to    Professor of Finance and             23 Funds         None
Hodrick            Princeton, NJ      Trustee        present    Economics, Graduate                  36 Portfolios
                   08543-9095                                   School of Business, Columbia
                   Age: 41                                      University since 1998; Associate
                                                                Professor of Finance and
                                                                Economics, Graduate School of
                                                                Business, Columbia University from
                                                                1996 to 1998.

Officers and Directors/Trustees (unaudited) (concluded)

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
                                                                                              Complex        Other Public
                                          Position(s)   Length of                             Overseen by    Directorships Held
                                          Held with     Time        Principal Occupation(s)   Director/      by Director/
Name               Address & Age          Fund/Trust    Served      During Past 5 Years       Trustee        Trustee
----------------------------------------------------------------------------------------------------------------------------------
Independent Directors/Trustees* (concluded)
----------------------------------------------------------------------------------------------------------------------------------
David H. Walsh     P.O. Box 9095          Director/     2003 to     Consultant with Putnam    23 Funds       None
                   Princeton, NJ          Trustee       present     Investments since 1993    36 Portfolios
                   08543-9095                                       and employed in various
                   Age: 62                                          capacities therewith
                                                                    from 1971 to 1992;
                                                                    Director of the
                                                                    National Audubon
                                                                    Society since 2000;
                                                                    Director of the
                                                                    American Museum of Fly
                                                                    Fishing since 1998.
----------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss      P.O. Box 9095          Director/     2000 to     Managing Director of      23 Funds       Watson
                   Princeton, NJ          Trustee       present     FGW Associates since      36 Portfolios  Pharmaceuticals,Inc.
                   08543-9095                                       1997; Vice President,
                   Age: 62                                          Planning, Investment
                                                                    and Development of
                                                                    Warner Lambert Co. from
                                                                    1979 to 1997; Director
                                                                    of BTG International,
                                                                    PLC since 2001; Inc.
                                                                    Director of KIMC
                                                                    Investment, Inc. since
                                                                    2003; Director of
                                                                    Osmotica Holdings Corp.
                                                                    AVV since 2003

                   * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                                          Position(s)   Length of
                                          Held with     Time
Name               Address & Age          Fund/Trust    Served      Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------
Fund/Trust Officers
----------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke    P.O. Box 9011          Vice          1997 to     First Vice President of FAM and MLIM since 1997 and
                   Princeton, NJ          President     present     Treasurer thereof since 1999; Senior Vice President and
                   08543-9011             and           and 1999    Treasurer of Princeton Services since 1999; Vice President
                   Age: 43                Treasurer     to present  of FAMD since 1999; Director of MLIM Taxation since 1990.
----------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll,    P.O. Box 9011          Senior Vice   1999 to     President of MLIM and member of the Executive Management
Jr.                Princeton, NJ          President     present     Committee of ML & Co., Inc. since 2001; Global Chief
                   08543-9011                                       Investment Officer and Senior Portfolio Manager of MLIM
                   Age: 49                                          since 1999; Chief Investment Officer of Equities at
                                                                    Oppenheimer Funds, Inc. from 1990 to 1999 and Chief
                                                                    Investment Officer thereof from 1998 to 1999; Executive
                                                                    Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
----------------------------------------------------------------------------------------------------------------------------------
Richard Vella      P.O. Box 9011          Vice          1999 to     Managing Director and Head of Global Index and Enhanced
                   Princeton, NJ          President     present     Index products for Merrill Lynch Quantitative Advisors
                   08543-9011                                       since 1999; Managing Director and Head of the Global Index
                   Age: 46                                          and Enhanced Index business at Bankers Trust from 1984 to
                                                                    1999.
----------------------------------------------------------------------------------------------------------------------------------
Brian D. Stewart   P.O. Box 9011          Secretary     2003 to     Vice President (Legal Advisory) of MLIM since 2002;
                   Princeton, NJ                        present     Attorney with Reed Smith from 2001 to 2002; Attorney with
                   08543-9011                                       Saul Ewing from 1999 to 2001.
                   Age: 34
----------------------------------------------------------------------------------------------------------------------------------
                   * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
----------------------------------------------------------------------------------------------------------------------------------
                   Further information about the Fund's Officers and Directors is available in the Fund's Statement of
                   Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.
----------------------------------------------------------------------------------------------------------------------------------


Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees - 2003 -- $42,400               2002 -- $42,900

         (b) Audit-Related Fees - 2003 -- $0            2002 -- $0

         (c) Tax Fees - 2003 -- $8,800                  2002 -- $10,500
                        The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees - 2003 -- $0                2002 -- $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) N/A

         (g) 2003 -- $18,690,437                        2002 -- $17,012,158

         (h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Master Extended Market Index Series


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Master Extended Market Index Series

        Date: February 23, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Master Extended Market Index Series

        Date: February 23, 2004


        By: /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Master Extended Market Index Series

        Date: February 23, 2004